UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-3828

Seligman Municipal Fund Series, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:          (212) 850-1864

Date of fiscal year end:          9/30

Date of reporting period:          3/31/05

FORM N-CSR

ITEM  1. REPORTS TO STOCKHOLDERS.

Seligman
Municipal Fund Series, Inc.

National Series
Colorado Series
Georgia Series
Louisiana Series
Maryland Series
Massachusetts Series
Michigan Series
Minnesota Series
Missouri Series
New York Series
Ohio Series
Oregon Series
South Carolina Series

Mid-Year Report
March 31, 2005

Seeking Income
Exempt From
Regular Income Tax

Seligman
141 Years of Investment Experience

J. & W. Seligman & Co. Incorporated is a firm with a long tradition of investment expertise, offering a broad array of investment choices to help today’s investors seek their long-term financial goals.

Established in 1864, Seligman has a history of providing financial services marked not by fanfare, but rather by a quiet and firm adherence to financial prudence. While the world has changed dramatically in the 141 years since Seligman first opened its doors, the firm has continued to offer its clients high-quality investment solutions through changing times.

In the late 19th century, as the country grew, Seligman helped finance the westward expansion of the railroads, the construction of the Panama Canal, and the launching of urban transit systems. In the early 20th century, the firm helped fund the growing capital needs of new industries, including the nascent automobile and steel industries.

With the formation of Tri-Continental Corporation in 1929 — today, one of the nation’s largest diversified publicly-traded closed-end equity investment companies — Seligman began shifting its emphasis to investment management. In 1930, Seligman established what would be the first in an impressive lineup of mutual funds.

Seligman is proud of its distinctive past and of the traditional values that continue to shape the firm’s business decisions and investment judgment. While much has changed over the years, the firm’s commitment to providing prudent investment management that seeks to build wealth for clients over time is an enduring value that will continue to guide Seligman.

To The Shareholders

We are pleased to present your mid-year shareholder report for Seligman Municipal Fund Series, Inc., covering the six months ended March 31, 2005. This report contains the Series’ investment results, financial statements, and portfolios of investments.

Thank you for your continued support of Seligman Municipal Fund Series, Inc. We look forward to serving your investment needs for many years to come.

By Order of the Board of Directors,

William C. Morris Chairman

Brian T. Zino President

May 19, 2005

Manager	Shareholder Service Agent
J. & W. Seligman & Co. Incorporated	Seligman Data Corp.
100 Park Avenue	100 Park Avenue
New York, NY 10017	New York, NY 10017

General Distributor	General Counsel
Seligman Advisors, Inc.	Sullivan & Cromwell LLP
100 Park Avenue
New York, NY 10017

1

Performance Overview and Portfolio Summary

Investment Results

This section of the Report is intended to help you understand the performance of each Series of Seligman Municipal Fund Series and to provide a summary of the portfolio characteristics of each Series.

Performance data quoted in this Report represents past performance and does not guarantee future investment results. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns of the Fund as of the most recent month-end will be available at www.seligman.com1 by the seventh business day following that month-end. Calculations assume reinvestment of distributions. Performance data quoted does not reflect the deduction of taxes that an investor may pay on distributions or the redemption of shares. A portion of each Series’ income may be subject to applicable state and local taxes, and any amount may be subject to the federal alternative minimum tax. An investment in a Series is not insured by the Federal Deposit Insurance Corporation or any other government agency.

Returns for Class A shares are calculated with and without the effect of the initial 4.75% maximum sales charge. Returns for Class C shares are calculated with and without the effect of the initial 1% maximum sales charge and the 1% contingent deferred sales charge (“CDSC”) that is charged on redemptions made within 18 months of purchase. Returns for Class D shares are calculated with and without the effect of the 1% CDSC, charged on redemptions made within one year of purchase. The Lehman Brothers Municipal Bond Index (the “Lehman Index”) does not include the effect of taxes, fees or sales charges, and does not reflect state-specific bond market performance.

National Series

Total Returns For Periods Ended March 31, 2005

		Average Annual

					Class C
	Six	One	Five	Ten	Since Inception
	Months*	Year	Years	Years	5/27/99

Class A

With Sales Charge	(3.70)%	(2.83)%	4.33%	4.99%	n/a

Without Sales Charge	1.13	1.98	5.35	5.50	n/a

Class C

With Sales Charge and CDSC‡	(1.30)	(0.89)	4.18	n/a	3.13%

Without Sales Charge and CDSC	0.68	1.07	4.40	n/a	3.31

Class D

With 1% CDSC	(0.31)	0.09	n/a	n/a	n/a

Without CDSC	0.68	1.07	4.40	4.54	n/a

Lehman Index**	1.21	2.67	6.58	6.33	5.65 #

Net Asset Value Per Share

	3/31/05	9/30/04	3/31/04

Class A	$7.89	$7.97	$8.08

Class C	7.89	7.97	8.08

Class D	7.89	7.97	8.08

Holdings by Market Sectorø

Revenue Bonds	80%

General Obligation Bondsøø	20

Weighted Average Maturity	18.0 years

Dividend Per Share and Yield Information For Periods Ended March 31, 2005

	Dividend†	SEC 30-Day Yield††

Class A	$0.170	2.83%

Class C	0.135	2.05

Class D	0.135	2.07

Holdings by Credit Quality [2]ø

AAA	47%

AA	24

A	23

BBB	6

See footnotes on page 9.

2

Performance Overview and Portfolio Summary

Investment Results

Colorado Series

Total Returns For Periods Ended March 31, 2005

		Average Annual

					Class C
	Six	One	Five	Ten	Since Inception
	Months*	Year	Years	Years	5/27/99

Class A

With Sales Charge	(3.46)%	(2.05)%	5.25%	4.81%	n/a

Without Sales Charge	1.33	2.77	6.29	5.32	n/a

Class C

With Sales Charge and CDSC‡	(1.15)	(0.17)	5.12	n/a	3.82%

Without Sales Charge and CDSC	0.88	1.86	5.32	n/a	4.01

Class D

With 1% CDSC	(0.11)	0.87	n/a	n/a	n/a

Without CDSC	0.88	1.86	5.33	4.37	n/a

Lehman Index**	1.21	2.67	6.58	6.33	5.65 #

Net Asset Value Per Share

	3/31/05	9/30/04	3/31/04

Class A	$7.61	$7.66	$7.71

Class C	7.60	7.65	7.70

Class D	7.60	7.65	7.70

Holdings by Market Sectorø

Revenue Bonds	84%

General Obligation Bondsøø	16

Weighted Average Maturity	18.3 years

Dividend Per Share and Yield Information For Periods Ended March 31, 2005

	Dividend†	SEC 30-Day Yield††

Class A	$0.152	2.82%

Class C	0.118	2.04

Class D	0.118	2.07

Holdings by Credit Quality2ø

AAA	70%
AA	6

A	13

BBB	11

Georgia Series

Total Returns For Periods Ended March 31, 2005

		Average Annual

					Class C
	Six	One	Five	Ten	Since Inception
	Months*	Year	Years	Years	5/27/99

Class A

With Sales Charge	(3.78)%	(3.67)%	4.28%	4.94%	n/a

Without Sales Charge	1.01	1.15	5.31	5.45	n/a

Class C

With Sales Charge and CDSC‡	(1.44)	(1.71)	4.14	n/a	3.16%

Without Sales Charge and CDSC	0.55	0.24	4.36	n/a	3.33

Class D

With 1% CDSC	(0.44)	(0.73)	n/a	n/a	n/a

Without CDSC	0.55	0.24	4.36	4.51	n/a

Lehman Index**	1.21	2.67	6.58	6.33	5.65 #

Net Asset Value Per Share

	3/31/05	9/30/04	3/31/04

Class A	$7.77	$7.84	$7.99

Class C	7.79	7.86	8.01

Class D	7.79	7.86	8.01

Holdings by Market Sectorø

Revenue Bonds	53%

General Obligation Bondsøø	47

Weighted Average Maturity	14.8 years

Dividend Per Share and Yield Information
For Periods Ended March 31, 2005

	Dividend†	SEC 30-Day Yield††

Class A	$0.149	2.84%

Class C	0.114	2.06

Class D	0.114	2.08

Holdings by Credit Quality2ø

AAA	57%

AA	19

A	14

BBB	10

See footnotes on page 9.

3

Performance Overview and Portfolio Summary

Investment Results

Louisiana Series

Total Returns For Periods Ended March 31, 2005

		Average Annual

	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99

Class A

With Sales Charge	(3.86)%	(2.22)%	4.80%	5.02%	n/a

Without Sales Charge	0.94	2.64	5.81	5.53	n/a

Class C

With Sales Charge and CDSC‡	(1.46)	(0.22)	4.65	n/a	3.63%

Without Sales Charge and CDSC	0.48	1.73	4.86	n/a	3.80

Class D

With 1% CDSC	(0.50)	0.75	n/a	n/a	n/a

Without CDSC	0.48	1.73	4.86	4.59	n/a

Lehman Index**	1.21	2.67	6.58	6.33	5.65	#

Net Asset Value Per Share

	3/31/05	9/30/04	3/31/04

Class A	$8.10	$8.22	$8.25

Class C	8.10	8.22	8.25

Class D	8.10	8.22	8.25

Holdings by Market Sectorø

Revenue Bonds	74%

General Obligation Bondsøø	26

Weighted Average Maturity	17.0 years

Dividend and Capital Gain Per Share, and Yield Information For Periods Ended March 31, 2005

	Dividend†	Capital Gain†	SEC 30-Day Yield††

Class A	$0.168	$0.029	2.84%

Class C	0.131	0.029	2.06

Class D	0.131	0.029	2.08

Holdings by Credit Quality2ø

AAA	90%

AA	7

BBB	3

Maryland Series

Total Returns For Periods Ended March 31, 2005

		Average Annual

	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99

Class A

With Sales Charge	(3.37)%	(2.03)%	4.43%	4.84%	n/a

Without Sales Charge	1.45	2.82	5.44	5.35	n/a

Class C

With Sales Charge and CDSC‡	(1.11)	(0.07)	4.31	n/a	3.40%

Without Sales Charge and CDSC	0.86	1.90	4.53	n/a	3.57

Class D

With 1% CDSC	(0.12)	0.91	n/a	n/a	n/a

Without CDSC	0.86	1.90	4.53	4.39	n/a

Lehman Index**	1.21	2.67	6.58	6.33	5.65	#

Net Asset Value Per Share

	3/31/05	9/30/04	3/31/04

Class A	$7.95	$8.03	$8.08

Class C	7.96	8.05	8.09

Class D	7.96	8.05	8.09

Holdings by Market Sectorø

Revenue Bonds	64%

General Obligation Bondsøø	36

Weighted Average Maturity	19.4 years

Dividend and Capital Gain Per Share, and Yield Information For Periods Ended March 31, 2005

	Dividend †	Capital Gain†	SEC 30-Day Yield††

Class A	$0.155	$0.041	3.16%

Class C	0.119	0.041	2.40

Class D	0.119	0.041	2.42

Holdings by Credit Quality2ø

AAA	40%

AA	36

A	13

BBB	11

See footnotes on page 9.

4

Performance Overview and Portfolio Summary

Investment Results

Massachusetts Series

Total Returns For Periods Ended March 31, 2005

		Average Annual

	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99

Class A

With Sales Charge	(3.95)%	(3.55)%	5.37%	5.18%	n/a

Without Sales Charge	0.81	1.27	6.40	5.69	n/a

Class C

With Sales Charge and CDSC‡	(1.58)	(1.89)	5.27	n/a	3.90%

Without Sales Charge and CDSC	0.36	0.13	5.47	n/a	4.08

Class D

With 1% CDSC	(0.63)	(0.84)	n/a	n/a	n/a

Without CDSC	0.36	0.13	5.47	4.73	n/a

Lehman Index**	1.21	2.67	6.58	6.33	5.65	#

Net Asset Value Per Share

	3/31/05	9/30/04	3/31/04

Class A	$8.15	$8.27	$8.40

Class C	8.15	8.27	8.42

Class D	8.15	8.27	8.42

Holdings by Market Sectorø

Revenue Bonds	80%

General Obligation Bondsøø	20

Weighted Average Maturity	19.3 years

Dividend and Capital Gain Per Share, and Yield Information For Periods Ended March 31, 2005

	Dividend†	Capital Gain†	SEC 30-Day Yield††

Class A	$0.163	$0.024	2.50%

Class C	0.126	0.024	1.71

Class D	0.126	0.024	1.73

Holdings by Credit Quality2ø

AAA	67%

AA	19

A	7

BBB	7

Michigan Series

Total Returns For Periods Ended March 31, 2005

		Average Annual

	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99

Class A

With Sales Charge	(4.30)%	(3.05)%	4.72%	5.06%	n/a

Without Sales Charge	0.50	1.77	5.74	5.57	n/a

Class C

With Sales Charge and CDSC‡	(1.96)	(1.14)	4.59	n/a	3.76%

Without Sales Charge and CDSC	0.05	0.86	4.80	n/a	3.95

Class D

With 1% CDSC	(0.93)	(0.11)	n/a	n/a	n/a

Without CDSC	0.05	0.87	4.80	4.62	n/a

Lehman Index**	1.21	2.67	6.58	6.33	5.65	#

Net Asset Value Per Share

	3/31/05	9/30/04	3/31/04

Class A	$8.44	$8.57	$8.64

Class C	8.43	8.56	8.63

Class D	8.43	8.56	8.63

Holdings by Market Sectorø

Revenue Bonds	53%

General Obligation Bondsøø	47

Weighted Average Maturity	15.5 years

Dividend and Capital Gain Per Share, and Yield Information For Periods Ended March 31, 2005

	Dividend†	Capital Gain†	SEC 30-Day Yield††

Class A	$0.173	$0.001	2.44%

Class C	0.134	0.001	1.65

Class D	0.134	0.001	1.67

Holdings by Credit Quality2ø

AAA	67%

AA	33

See footnotes on page 9.

5

Performance Overview and Portfolio Summary

Investment Results

Minnesota Series

Total Returns For Periods Ended March 31, 2005

		Average Annual

	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99

Class A

With Sales Charge	(4.11)%	(3.57)%	4.53%	4.40%	n/a

Without Sales Charge	0.66	1.29	5.54	4.91	n/a

Class C

With Sales Charge and CDSC‡	(1.78)	(1.59)	4.40	n/a	3.36%

Without Sales Charge and CDSC	0.21	0.38	4.60	n/a	3.54

Class D

With 1% CDSC	(0.78)	(0.59)	n/a	n/a	n/a

Without CDSC	0.21	0.38	4.60	3.97	n/a

Lehman Index**	1.21	2.67	6.58	6.33	5.65	#

Net Asset Value Per Share

	3/31/05	9/30/04	3/31/04

Class A	$7.73	$7.83	$7.94

Class C	7.73	7.83	7.94

Class D	7.73	7.83	7.94

Holdings by Market Sectorø

Revenue Bonds	50%

General Obligation Bondsøø	50

Weighted Average Maturity	16.3 years

Dividend Per Share and Yield Information For Periods Ended March 31, 2005

	Dividend†	SEC 30-Day Yield††

Class A	$0.152	2.38%

Class C	0.117	1.58

Class D	0.117	1.60

Holdings by Credit Quality2ø

AAA	58%

AA	27

A	12

BBB	1

Non-Rated	2

Missouri Series

Total Returns For Periods Ended March 31, 2005

		Average Annual

	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99

Class A

With Sales Charge	(3.73)%	(2.86)%	5.01%	4.99%	n/a

Without Sales Charge	1.03	2.02	6.02	5.50	n/a

Class C

With Sales Charge and CDSC‡	(1.42)	(0.87)	4.88	n/a	3.78%

Without Sales Charge and CDSC	0.57	1.10	5.08	n/a	3.96

Class D

With 1% CDSC	(0.42)	0.12	n/a	n/a	n/a

Without CDSC	0.57	1.10	5.08	4.55	n/a

Lehman Index**	1.21	2.67	6.58	6.33	5.65	#

Net Asset Value Per Share

	3/31/05	9/30/04	3/31/04

Class A	$7.81	$7.89	$7.97

Class C	7.81	7.89	7.97

Class D	7.81	7.89	7.97

Holdings by Market Sectorø

Revenue Bonds	73%

General Obligation Bondsøø	27

Weighted Average Maturity	15.5 years

Dividend and Capital Gain Per Share, and Yield Information For Periods Ended March 31, 2005

	Dividend†	Capital Gain†	SEC 30-Day Yield††

Class A	$0.155	$0.006	2.57%

Class C	0.120	0.006	1.78

Class D	0.120	0.006	1.80

Holdings by Credit Quality2ø

AAA	58%

AA	25

A	14

BBB	3

See footnotes on page 9.

6

Performance Overview and Portfolio Summary

Investment Results

New York Series

Total Returns For Periods Ended March 31, 2005

		Average Annual

	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99

Class A

With Sales Charge	(3.37)%	(2.98)%	5.21%	5.48%	n/a

Without Sales Charge	1.42	1.87	6.23	5.99	n/a

Class C

With Sales Charge and CDSC‡	(1.10)	(1.07)	5.05	n/a	3.88%

Without Sales Charge and CDSC	0.84	0.96	5.27	n/a	4.05

Class D

With 1% CDSC	(0.15)	(0.02)	n/a	n/a	n/a

Without CDSC	0.84	0.96	5.27	5.04	n/a

Lehman Index**	1.21	2.67	6.58	6.33	5.65	#

Net Asset Value Per Share

	3/31/05	9/30/04	3/31/04

Class A	$8.22	$8.27	$8.41

Class C	8.23	8.29	8.42

Class D	8.23	8.29	8.42

Holdings by Market Sectorø

Revenue Bonds	73%

General Obligation Bondsøø	27

Weighted Average Maturity	19.4 years

Dividend and Capital Gain Per Share, and Yield Information For Periods Ended March 31, 2005

	Dividend†	Capital Gain†	SEC 30-Day Yield††

Class A	$0.165	$0.002	2.81%

Class C	0.128	0.002	2.03

Class D	0.128	0.002	2.05

Holdings by Credit Quality2ø

AAA	43%

AA	15

A	41

BBB	1

Ohio Series

Total Returns For Periods Ended March 31, 2005

		Average Annual

	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99

Class A

With Sales Charge	(3.62)%	(2.64)%	4.75%	4.87%	n/a

Without Sales Charge	1.14	2.25	5.78	5.38	n/a

Class C

With Sales Charge and CDSC‡	(1.27)	(0.63)	4.59	n/a	3.58%

Without Sales Charge and CDSC	0.68	1.32	4.81	n/a	3.76

Class D

With 1% CDSC	(0.31)	0.34	n/a	n/a	n/a

Without CDSC	0.68	1.32	4.81	4.46	n/a

Lehman Index**	1.21	2.67	6.58	6.33	5.65	#

Net Asset Value Per Share

	3/31/05	9/30/04	3/31/04

Class A	$8.01	$8.10	$8.17

Class C	8.06	8.15	8.22

Class D	8.06	8.15	8.22

Holdings by Market Sectorø

Revenue Bonds	61%

General Obligation Bondsøø	39

Weighted Average Maturity	17.2 years

Dividend and Capital Gain Per Share, and Yield Information For Periods Ended March 31, 2005

	Dividend†	Capital Gain†	SEC 30-Day Yield††

Class A	$0.157	$0.025	2.51%

Class C	0.121	0.025	1.72

Class D	0.121	0.025	1.74

Holdings by Credit Quality2ø

AAA	79%

AA	10

A	4

BBB	7

See footnotes on page 9.

7

Performance Overview and Portfolio Summary

Investment Results

Oregon Series

Total Returns For Periods Ended March 31, 2005

		Average Annual

	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99

Class A

With Sales Charge	(3.51)%	(2.35)%	4.88%	5.02%	n/a

Without Sales Charge	1.25	2.55	5.91	5.53	n/a

Class C

With Sales Charge and CDSC‡	(1.07)	(0.35)	4.77	n/a	3.71%

Without Sales Charge and CDSC	0.93	1.64	4.97	n/a	3.89

Class D

With 1% CDSC	(0.07)	0.65	n/a	n/a	n/a

Without CDSC	0.93	1.64	4.97	4.59	n/a

Lehman Index**	1.21	2.67	6.58	6.33	5.65	#

Net Asset Value Per Share

	3/31/05	9/30/04	3/31/04

Class A	$7.85	$7.91	$7.97

Class C	7.85	7.90	7.97

Class D	7.85	7.90	7.97

Holdings by Market Sectorø

Revenue Bonds	72%

General Obligation Bondsøø	28

Weighted Average Maturity	16.3 years

Dividend and Capital Gain Per Share, and Yield Information For Periods Ended March 31, 2005

	Dividend†	Capital Gain†	SEC 30-Day Yield††

Class A	$0.153	$0.006	2.57%

Class C	0.117	0.006	1.78

Class D	0.117	0.006	1.79

Holdings by Credit Quality2ø

AAA	47%

AA	32

A	11

BBB	10

South Carolina Series

Total Returns For Periods Ended March 31, 2005

		Average Annual

	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99

Class A

With Sales Charge	(3.36)%	(2.21)%	5.12%	5.21%	n/a

Without Sales Charge	1.48	2.66	6.16	5.73	n/a

Class C

With Sales Charge and CDSC‡	(0.94)	(0.21)	5.01	n/a	3.90%

Without Sales Charge and CDSC	1.03	1.75	5.24	n/a	4.08

Class D

With 1% CDSC	0.03	0.76	n/a	n/a	n/a

Without CDSC	1.03	1.75	5.24	4.78	n/a

Lehman Index**	1.21	2.67	6.58	6.33	5.65	#

Net Asset Value Per Share

	3/31/05	9/30/04	3/31/04

Class A	$8.13	$8.18	$8.24

Class C	8.13	8.18	8.24

Class D	8.13	8.18	8.24

Holdings by Market Sectorø

Revenue Bonds	89%

General Obligation Bonds	11

Weighted Average Maturity	20.6 years

Dividend and Capital Gain Per Share, and Yield Information For Periods Ended March 31, 2005

	Dividend†	Capital Gain†	SEC 30-Day Yield††

Class A	$0.156	$0.015	2.96%

Class C	0.119	0.015	2.19

Class D	0.119	0.015	2.21

Holdings by Credit Quality2ø

AAA	74%

AA	12

A	11

BBB	3

See footnotes on page 9.

8

Performance Overview and Portfolio Summary

Investment Results

[1]

The reference to Seligman’s website is an inactive textual reference and information contained in or otherwise accessible through Seligman’s website does not form a part of this report or the Fund’s prospectus.

[2]

Credit ratings are primarily those issued by Moody’s Investors Service, Inc. (“Moody’s”). Where Moody’s ratings have not been assigned, ratings from Standard& Poor’s Corporation (“S&P”) were used. A generic rating designation has been utilized, and therefore, it cannot be inferred solely from the rating category whether ratings reflect those assigned by Moody’s or S&P. Pre-refunded and escrowed-to-maturity securities that have been rerated as AAA or its equivalent by either Moody’s or S&P have been included in the AAA category. Holdings and credit ratings are subject to change.

*	Returns for periods of less than one year are not annualized.
**

The Lehman Brothers Municipal Bond Index is an unmanaged list of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market. The index does not include any taxes, fees or sales charges and does not reflect state-specific bond market performance. It is composed of approximately 60% revenue bonds and 40% state government obligations. Investors cannot invest directly in an index.

#	From 5/28/99.
‡	The CDSC is 1% for periods up to 18 months.
ø	Percentages based on current market values of long-term holdings at March 31, 2005.
øø	Includes pre-refunded and escrowed-to-maturity securities.
†	Represents per share amount paid or declared for the six months ended March 31, 2005.
††	Current yield, representing the annualized yield for the 30-day period ended March 31, 2005, has been computed in accordance with SEC regulations and will vary.

9

Understanding and Comparing Your Series’ Expenses

As a shareholder of a Series of the Fund, you incur ongoing expenses, such as management fees, distribution and/or service (12b-1) fees, and other fund expenses. The information below is intended to help you understand your ongoing expenses (in dollars) of investing in a Series and to compare them with the ongoing expenses of investing in other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing expenses only and do not reflect any transactional costs, such as sales charges (also known as loads) on certain purchases or redemptions. Therefore, the table is useful in comparing ongoing expenses only, and will not help you determine the relative total expenses of owning different funds. In addition, if transactional costs were included, your total expenses would have been higher.

The table is based on an investment of $1,000 invested at the beginning of October 1, 2004 and held for the entire six-month period ended March 31, 2005.

Actual Expenses
The table below provides information about actual expenses and actual account values. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value at the beginning of the period by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” for the share class of the Series that you own to estimate the expenses that you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The table below also provides information about hypothetical expenses and hypothetical account values based on the actual expense ratios of each Series and an assumed rate of return of 5% per year before expenses, which is not the actual return of any Series. The hypothetical expenses and account values may not be used to estimate the ending account value or the actual expenses you paid for the period. You may use this information to compare the ongoing expenses of investing in a Series and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

			Actual		Hypothetical

Series	Beginning Account Value 10/1/04	Annualized Expense Ratio*	Ending Account Value 3/31/05	Expenses Paid During Period** 10/1/04 to 3/31/05	Ending Account Value 3/31/05	Expenses Paid During Period** 10/1/04 to 3/31/05

National

Class A	$1,000.00	0.95%	$1,011.30	$4.76	$1,020.19	$4.78

Class C	1,000.00	1.85	1,006.80	9.26	1,015.71	9.30

Class D	1,000.00	1.85	1,006.80	9.26	1,015.71	9.30

Colorado

Class A	1,000.00	0.97	1,013.30	4.87	1,020.09	4.89

Class C	1,000.00	1.87	1,008.80	9.37	1,015.61	9.40

Class D	1,000.00	1.87	1,008.80	9.37	1,015.61	9.40

Georgia

Class A	1,000.00	0.99	1,010.10	4.96	1,020.00	4.99

Class C	1,000.00	1.89	1,005.50	9.45	1,015.51	9.50

Class D	1,000.00	1.89	1,005.50	9.45	1,015.51	9.50

Louisiana

Class A	1,000.00	0.95	1,009.40	4.76	1,020.19	4.78

Class C	1,000.00	1.85	1,004.80	9.25	1,015.71	9.30

Class D	1,000.00	1.85	1,004.80	9.25	1,015.71	9.30

See footnotes on page 11.

10

Understanding and Comparing Your Series’ Expenses

			Actual		Hypothetical

Series	Beginning Account Value 10/1/04	Annualized Expense Ratio*	Ending Account Value 3/31/05	Expenses Paid During Period** 10/1/04 to 3/31/05	Ending Account Value 3/31/05	Expenses Paid During Period** 10/1/04 to 3/31/05

Maryland

Class A	$1,000.00	0.97%	$1,014.50	$4.87	$1,020.09	$4.89

Class C	1,000.00	1.87	1,008.60	9.36	1,015.61	9.40

Class D	1,000.00	1.87	1,008.60	9.36	1,015.61	9.40

Massachusetts

Class A	1,000.00	0.91	1,008.10	4.56	1,020.39	4.58

Class C	1,000.00	1.81	1,003.60	9.04	1,015.91	9.10

Class D	1,000.00	1.81	1,003.60	9.04	1,015.91	9.10

Michigan

Class A	1,000.00	0.90	1,005.00	4.50	1,020.44	4.53

Class C	1,000.00	1.80	1,000.50	8.98	1,015.96	9.05

Class D	1,000.00	1.80	1,000.50	8.98	1,015.96	9.05

Minnesota

Class A	1,000.00	0.92	1,006.60	4.60	1,020.34	4.63

Class C	1,000.00	1.82	1,002.10	9.08	1,015.86	9.15

Class D	1,000.00	1.82	1,002.10	9.08	1,015.86	9.15

Missouri

Class A	1,000.00	0.97	1,010.30	4.86	1,020.09	4.89

Class C	1,000.00	1.87	1,005.70	9.35	1,015.61	9.40

Class D	1,000.00	1.87	1,005.70	9.35	1,015.61	9.40

New York

Class A	1,000.00	0.90	1,014.20	4.52	1,020.44	4.53

Class C	1,000.00	1.80	1,008.40	9.01	1,015.96	9.05

Class D	1,000.00	1.80	1,008.40	9.01	1,015.96	9.05

Ohio

Class A	1,000.00	0.89	1,011.40	4.46	1,020.49	4.48

Class C	1,000.00	1.79	1,006.80	8.96	1,016.01	9.00

Class D	1,000.00	1.79	1,006.80	8.96	1,016.01	9.00

Oregon

Class A	1,000.00	0.93	1,012.50	4.67	1,020.29	4.68

Class C	1,000.00	1.83	1,009.30	9.17	1,015.81	9.20

Class D	1,000.00	1.83	1,009.30	9.17	1,015.81	9.20

South Carolina

Class A	1,000.00	0.91	1,014.80	4.57	1,020.39	4.58

Class C	1,000.00	1.81	1,010.30	9.07	1,015.91	9.10

Class D	1,000.00	1.81	1,010.30	9.07	1,015.91	9.10

*

Expenses of Class C and Class D shares differ from the expenses of Class A shares due to the differences in 12b-1 fees paid by each share class. See the Fund’s prospectus for a description of each share class and its expenses and sales charges.

**

Expenses are equal to each Series’ annualized expense ratios based on actual expenses for the period October 1, 2004 to March 31, 2005, multiplied by the average account value over the period, multiplied by 182/365 (number of days in the period).

11

Portfolios of Investments (unaudited)
March 31, 2005

National Series

	Face
State	Amount	Municipal Bonds	Rating†	Value

Alaska — 0.9%	$645,000	Alaska Housing Finance Corporation Mortgage Rev., 5 3/4% due 6/1/2024*	Aaa	$667,659

Florida — 5.6%	4,000,000	Jacksonville Electric Authority System Rev., 5 1/2% due 10/1/2041ø	Aa2	4,247,080

Georgia — 3.8%	2,790,000	Georgia State Housing and Finance Authority Rev. (Single Family Housing), 5 3/4% due 12/1/2031*	AAA‡	2,871,133

Indiana — 6.2%	4,500,000	Indiana State Educational Facilities Authority Rev. (University of Notre Dame), 5 1/4% due 3/1/2022	Aaa	4,703,715

Missouri — 6.5%	4,750,000	St. Louis Industrial Development Authority Pollution Control Rev. (Anheuser-Busch Companies, Inc. Project), 5 7/8% due 11/1/2026*	A1	4,877,538

New York — 5.8%	2,520,000	New York City GOs, 6 1/4% due 4/15/2027ø	Aaa	2,712,150

	600,000	New York City GOs, 6 1/4% due 4/15/2027	A2	638,268

	1,000,000	Trust for Cultural Resources of the City of New York Rev. (American Museum of Natural History), 5.65% due 4/1/2027	Aaa	1,051,250

Tennessee — 6.9%	5,000,000	Shelby County Health, Educational and Housing Facility Board Rev. (St. Jude Children’s Research Hospital), 5 3/8% due 7/1/2024	AA‡	5,183,300

Texas — 17.3%	3,700,000	Harris County Health Facilities Development Corp. Hospital Rev. (St. Luke’s Episcopal Hospital Project), 6 3/4% due 2/15/2021††	AAA‡	3,710,730

	1,750,000	Houston Airport Rev., 5.70% due 7/1/2030*	Aaa	1,759,678

	4,750,000	Potter County Industrial Development Corp. Pollution Control Rev. (Southwestern Public Service Company Project), 5 3/4% due 9/1/2016	Aaa	5,020,987

	1,320,000	San Antonio Electric & Gas Rev., 5 1/2% due 2/1/2020ø	Aa1	1,394,356

	1,055,000	San Antonio Electric & Gas Rev., 5 1/2% due 2/1/2020††	AAA‡	1,200,189

Virginia — 7.0%	5,000,000	Fairfax County Industrial Development Authority Health Care Rev. (Inova Health System Project), 6% due 8/15/2026	Aa2	5,284,150

Washington — 11.3%	2,500,000	Chelan County Public Utility District Rev., 5.60% due 1/1/2036*	Aaa	2,621,550

	5,520,000	Seattle Water System Rev., 5 5/8% due 8/1/2026	Aaa	5,871,237

Wisconsin — 13.2%	6,000,000	La Crosse Resource Recovery Rev. (Northern States Power Company Project), 6% due 11/1/2021*	A3	6,293,220

	1,000,000	Wisconsin Health and Educational Facilities Authority Rev. (Wheaton Franciscan Services, Inc.), 5 1/8% due 8/15/2033	A2	1,006,370

	2,500,000	Wisconsin Health and Educational Facilities Authority Rev. (Wheaton Franciscan Services, Inc.), 5 3/4% due 8/15/2030	A2	2,629,600

Wyoming — 5.5%	4,000,000	Sweetwater County Pollution Control Rev. (Idaho Power Company Project), 6.05% due 7/15/2026	Baa1	4,178,000

Total Municipal Bonds (Cost $64,354,660) — 90.0%				67,922,160

		Variable Rate Demand Notes

California — 3.0%	2,300,000	California State Economic Recovery Revenue Bonds Series C-6 due 7/1/2023	VMIG 1	2,300,000

Florida — 3.0%	2,275,000	Sarasota County Public Hospital Board Rev. (Sarasota Memorial Hospital Project) due 7/1/2037	VMIG 1	2,275,000

New York — 3.1%	2,300,000	New York City Municipal Water Finance Authority, Water & Sewer System Rev. due 6/15/2025	VMIG 1	2,300,000

Total Variable Rate Demand Notes (Cost $6,875,000) — 9.1%				6,875,000

Total Investments (Cost $71,229,660) — 99.1%				74,797,160

Other Assets Less Liabilities — 0.9%				683,489

Net Assets — 100.0%				$75,480,649

See footnotes on page 24.

12

Portfolios of Investments (unaudited)
March 31, 2005

Colorado Series

Face
Amount	Municipal Bonds	Rating†	Value

$2,000,000	Adams County, CO Pollution Control Rev. (Public Service Co. of Colorado Project), 5 7/8% due 4/1/2014	Aaa	$2,005,640

1,000,000	Boulder, Larimer and Weld Counties, CO (Vrain Valley School District GOs), 5% due 12/15/2022	Aaa	1,038,160

1,000,000	Colorado Educational & Cultural Facilities Authority Rev. (University of Denver Project), 5 3/8% due 3/1/2023	Aaa	1,071,770

1,640,000	Colorado Health Facilities Authority Hospital Improvement Rev. (NCMC, Inc. Project), 5 3/4% due 5/15/2024	Aaa	1,777,973

1,750,000	Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society Project), 6.90% due 12/1/2025	A3	1,932,945

2,250,000	Colorado Health Facilities Authority Rev. (Sisters of Charity of Leavenworth Health Services Corporation), 5% due 12/1/2025	Aaa	2,284,493

1,750,000	Colorado Regional Transportation District, Sales Tax Rev., 5% due 11/1/2024	Aaa	1,817,987

2,000,000	Colorado Springs, CO Utilities Rev., 5 3/8% due 11/15/2026	Aa2	2,087,380

1,605,000	Colorado Water Resources & Power Development Authority (Clean Water Rev.), 5% due 9/1/2021	Aaa	1,682,136

105,000	Colorado Water Resources & Power Development Authority (Clean Water Rev.), 6 7/8% due 9/1/2011	Aaa	105,383

2,000,000	Denver, CO City & County Certificates of Participation, 5 1/2% due 12/1/2025ø	Aaa	2,228,280

2,000,000	Denver, CO City & County Department of Aviation Airport System Rev., 5 1/2% due 11/15/2025	Aaa	2,113,840

1,200,000	Denver, CO City & County School District GOs, 5% due 12/1/2023	Aaa	1,241,304

2,500,000	Fort Collins, CO Pollution Control Rev. (Anheuser-Busch Project), 6% due 9/1/2031	A1	2,582,275

2,250,000	Jefferson County, CO Open Space Sales Tax Rev., 5% due 11/1/2019	Aaa	2,356,988

910,000	Northglenn, CO GOs Joint Water & Wastewater Utility, 6.80% due 12/1/2008††	Aaa	975,666

1,500,000	Puerto Rico Highway & Transportation Authority Rev., 5 1/2% due 7/1/2036	Baa1	1,631,865

1,750,000	University of Colorado Enterprise System Rev., 5 1/8% due 6/1/2028	Aaa	1,824,445

1,000,000	University of Colorado Hospital Authority Rev., 5 1/4% due 11/15/2022	Aaa	1,054,270

2,000,000	Virgin Islands Public Finance Authority Rev., 5 1/2% due 10/1/2022	BBB‡	2,070,040

Total Municipal Bonds (Cost $31,703,371) — 94.9%			33,882,840

	Variable Rate Demand Notes

300,000	California State Economic Recovery Revenue Bonds Series C-7 due 7/1/2023	VMIG 1	300,000

100,000	New York City, NY Municipal Water Finance Authority, Water & Sewer System Rev. due 6/15/2023	VMIG 1	100,000

900,000	New York City, NY Transitional Finance Authority due 11/1/2022	VMIG 1	900,000

Total Variable Rate Demand Notes (Cost $1,300,000) — 3.6%			1,300,000

Total Investments (Cost $33,003,371) — 98.5%			35,182,840

Other Assets Less Liabilities — 1.5%			542,042

Net Assets — 100.0%			$35,724,882

Georgia Series

Face
Amount	Municipal Bonds	Rating†	Value

$2,000,000	Atlanta, GA Airport Rev., 5 5/8% due 1/1/2030*	Aaa	$2,102,360

1,000,000	Atlanta, Ga Water & Wastewater Rev., 5 3/4% due 11/1/2025	Aaa	1,181,510

1,560,000	Atlanta, GA Water & Wastewater Rev., 5% due 11/1/2038ø	Aaa	1,679,730

1,500,000	Barnesville-Lamar County Industrial Development Authority Rev. (Gordon College Properties Foundation), 5% due 8/1/2025	A3	1,516,635

1,250,000	Cartersville, GA Development Authority Rev. Water & Wastewater Facilities (Anheuser-Busch), 5.95% due 2/1/2032*	A1	1,321,188

1,000,000	Cartersville, GA Development Authority Rev. Water & Wastewater Facilities (Anheuser-Busch), 7.40% due 11/1/2010*	A1	1,170,760

1,270,000	Fulton County, GA Development Authority Rev. (Georgia Tech Athletic Association), 5 1/8% due 10/1/2032	Aaa	1,311,364

1,945,000	Georgia Housing & Finance Authority (Single Family Mortgage), 5.20% due 6/1/2029*	AAA‡	1,954,394

See footnotes on page 24.

13

Portfolios of Investments (unaudited)
March 31, 2005

Georgia Series (continued)

Face
Amount	Municipal Bonds	Rating†	Value

$85,000	Georgia Housing & Finance Authority (Single Family Mortgage), 6.10% due 6/1/2031*	Aa2	$87,954

1,500,000	Georgia State GOs, 5 1/2% due 7/1/2017	Aaa	1,672,440

1,500,000	Gwinnett County, GA Hospital Authority GOs (Gwinnett Hospital System, Inc. Project), 5% due 10/1/2029	Aa1	1,538,790

1,000,000	Gwinnett County, GA School District GOs, 6.40% due 2/1/2012	Aaa	1,168,950

1,750,000	Gwinnett County, GA Water & Sewerage Authority Rev., 5.30% due 8/1/2022ø	Aaa	1,911,280

1,500,000	Henry County, GA School District GOs, 6.45% due 8/1/2011	Aa3	1,686,135

1,500,000	Hospital Authority of Valdosta and Lowndes County, GA Rev. Certificates (South Georgia Medical Center Project), 5 1/4% due 10/1/2027	Aaa	1,588,515

500,000	Metropolitan Atlanta Rapid Transit Authority, GA Sales Tax Rev., 6 1/4% due 7/1/2018	A1	588,630

2,500,000	Peachtree City, GA Water & Sewerage Authority Sewer System Rev., 5.60% due 3/1/2027ø	Aa2	2,674,025

1,000,000	Private Colleges & Universities Authority Rev., GA (Mercer University Project), 5 3/8% due 10/1/2029	Baa1	1,012,300

1,500,000	Private Colleges & Universities Authority Rev., GA (Mercer University Project), 6 1/2% due 11/1/2015††	Aaa	1,786,440

810,000	Private Colleges & Universities Authority Rev., GA (Spelman College Project), 6.20% due 6/1/2014	Aaa	828,670

1,000,000	Puerto Rico Highway & Transportation Authority Rev., 5 1/2% due 7/1/2026ø	Baa1	1,050,050

1,250,000	Savannah, GA Economic Development Authority Pollution Control Rev., 4.95% due 5/1/2021	Baa2	1,251,838

1,000,000	Upper Oconee Basin Water Authority, GA Rev., 5% due 7/1/2024	Aaa	1,046,480

Total Municipal Bonds (Cost $30,246,523) — 96.1%			32,130,438

	Variable Rate Demand Notes

900,000	Sarasota County, FL Public Hospital Board Rev. (Sarasota Memorial Hospital Project) due 7/1/2037	VMIG 1	900,000

Total Variable Rate Demand Notes (Cost $900,000) — 2.7%			900,000

Total Investments (Cost $31,146,523) — 98.8%			33,030,438

Other Assets Less Liabilities — 1.2%			412,699

Net Assets — 100.0%			$33,443,137

Louisiana Series

Face
Amount	Municipal Bonds	Rating†	Value

$2,500,000	Calcasieu Parish, LA Industrial Development Board (Conoco Inc. Project), 5 3/4% due 12/1/2026*	Aa3	$2,565,775

940,000	East Baton Rouge Parish, LA Mortgage Finance Authority (Single Family Mortgage Rev.), 5.40% due 10/1/2025	Aaa	943,017

2,000,000	Jefferson Parish, LA Hospital Service District Rev., 5% due 7/1/2028	Aaa	2,034,200

900,000	Lafayette, LA Public Improvement Sales Tax Rev., 5% due 3/1/2020	Aaa	949,653

1,000,000	Lafayette, LA Public Improvement Sales Tax Rev., 5% due 5/1/2021	Aaa	1,040,450

1,000,000	Lafayette, LA Utilities Rev., 5 1/4% due 11/1/2024	Aaa	1,066,650

1,055,000	Louisiana Housing Finance Agency Mortgage Rev. (Single Family), 6.45% due 6/1/2027*	Aaa	1,072,197

2,500,000	Louisiana Public Facilities Authority Hospital Rev. (Franciscan Missionaries of Our Lady Health System Project), 5% due 7/1/2025	Aaa	2,542,500

2,500,000	Louisiana Public Facilities Authority Rev. (Loyola University Project), 5 5/8% due 10/1/2016	Aaa	2,692,175

2,500,000	Louisiana Public Facilities Authority Rev. (Tulane University), 5 3/4% due 2/15/2021	Aaa	2,505,875

1,500,000	Louisiana State GOs, 5% due 4/15/2018ø	Aaa	1,599,075

2,250,000	New Orleans, LA Public Improvement GOs, 5.35% due 12/1/2031	Aaa	2,396,857

2,500,000	Ouachita Parish, LA Hospital Service District Rev. (Glenwood Regional Medical Center), 5 3/4% due 5/15/2021	Aaa	2,710,325

135,000	Ouachita Parish, LA Industrial Development Rev. (International Paper Company), 6 1/2% due 4/1/2006	NR	135,383

1,250,000	Port of New Orleans, LA Port Facility Rev., 5% due 4/1/2032*	Aaa	1,267,025

See footnotes on page 24.

14

Portfolios of Investments (unaudited)
March 31, 2005

Louisiana Series (continued)

Face
Amount	Municipal Bonds	Rating†	Value

$2,500,000	Saint Bernard Parish, LA Exempt Facility Rev. (Mobil Oil Corporation Project), 5.90% due 11/1/2026*	Aaa	$2,603,700

1,250,000	Saint Charles Parish, LA Environmental Improvement Rev. (Louisiana Power and Light Company Project), 6.20% due 5/1/2023*	Baa1	1,256,250

2,500,000	Shreveport, LA Airport System Rev., 5 3/8% due 1/1/2024*	Aaa	2,591,376

2,500,000	Shreveport, LA GOs, 5% due 3/1/2019	Aaa	2,614,625

1,555,000	Shreveport, LA GOs, 7 1/2% due 4/1/2006††	Aaa	1,627,214

1,510,000	Sulphur, LA Housing & Mortgage Finance Trust (Residential Mortgage Rev.), 7 1/4% due 12/1/2010††	Aaa	1,703,658

Total Municipal Bonds (Cost $36,045,753) — 91.4%			37,917,980

	Variable Rate Demand Notes

2,000,000	Loudoun County, VA Industrial Development Authority Rev. (Howard Hughes Medical Institute) due 2/15/2038	VMIG 1	2,000,000

300,000	Massachusetts Health & Educational Facilities Authority Rev. (Capital Assets Program) due 1/1/2035	VMIG 1	300,000

400,000	New York City, NY GOs due 8/1/2016	VMIG 1	400,000

100,000	New York City, NY Municipal Water Finance Authority, Water & Sewer System Rev. due 6/15/2022	VMIG 1	100,000

Total Variable Rate Demand Notes (Cost $2,800,000) — 6.8%			2,800,000

Total Investments (Cost $38,845,753) — 98.2%			40,717,980

Other Assets Less Liabilities — 1.8%			753,149

Net Assets — 100.0%			$41,471,129

Maryland Series

Face
Amount	Municipal Bonds	Rating†	Value

$1,340,000	Anne Arundel County, MD GOs, 5 1/8% due 2/1/2027	Aa1	$1,377,158

3,000,000	Anne Arundel County, MD Pollution Control Rev. (Baltimore Gas and Electric Company Project), 6% due 4/1/2024	A2	3,078,450

1,205,000	Anne Arundel County, MD Special Obligation Refunding Bonds (Arundel Mills Project), 5 1/8% due 7/1/2024	Aa1	1,278,433

2,000,000	Baltimore, MD Consolidated Public Improvement GOs, 6 3/8% due 10/15/2006	Aaa	2,109,940

2,500,000	Baltimore, MD Port Facilities Rev. (Consolidated Coal Sales Co. Project), 6 1/2% due 10/1/2011	Aa3	2,681,500

2,000,000	Baltimore, MD Project Rev. (Water Projects), 5 1/2% due 7/1/2026ø	Aaa	2,228,320

1,025,000	Baltimore, MD Project Rev. (Water Projects), 5% due 7/1/2024††	Aaa	1,097,314

2,000,000	Baltimore, MD Wastewater Projects Rev., 5 1/8% due 7/1/2042	Aaa	2,061,980

1,000,000	Howard County, MD Consolidated Public Improvement GOs, 5% due 8/15/2020ø	Aaa	1,084,510

2,375,000	Maryland Department of Transportation Project Certificates of Participation (Mass Transit Administration Project), 5 1/2% due 10/15/2025*	Aa2	2,495,840

1,500,000	Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Medical Center), 5 1/8% due 7/1/2028	Aaa	1,552,770

2,250,000	Maryland Health & Higher Educational Facilities Authority Rev. (Carroll County General Hospital), 6% due 7/1/2037	Baa1	2,357,775

2,710,000	Maryland Health & Higher Educational Facilities Authority Rev. (Good Samaritan Hospital), 5 3/4% due 7/1/2019††	Aaa	2,760,650

2,000,000	Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins University), 5% due 7/1/2041	Aa2	2,034,200

2,000,000	Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), 5 3/4% due 7/1/2026	Aaa	2,098,820

450,000	Morgan State University, MD Academic and Auxiliary Facilities Fees Rev., 5% due 7/1/2032	Aaa	467,532

2,000,000	Prince George’s County, MD Consolidated Public Improvement GOs, 5% due 10/1/2019	Aa2	2,116,620

1,775,000	Puerto Rico Electric Power Authority Power Rev., 5 1/4% due 7/1/2031	A3	1,859,543

1,000,000	Puerto Rico Highway & Transportation Authority Rev., 5 1/2% due 7/1/2036	Baa1	1,087,910

1,000,000	Puerto Rico Highway & Transportation Authority Rev., 5 3/8% due 7/1/2036	Baa1	1,051,210

2,000,000	University System of Maryland Auxiliary Facility & Tuition Rev., 5% due 4/1/2013	Aa2	2,171,420

Total Municipal Bonds (Cost $37,165,112) — 92.7%			39,051,895

See footnotes on page 24.

15

Portfolios of Investments (unaudited)
March 31, 2005

Maryland Series (continued)

Face
Amount	Variable Rate Demand Notes	Rating†	Value

$1,900,000	Sarasota County, FL Public Hospital Board Rev. (Sarasota Memorial Hospital Project) due 7/1/2037	VMIG 1	$1,900,000

500,000	Sublette County, WY Pollution Control Rev. (Exxon Project) due 7/1/2017	P-1	500,000

Total Variable Rate Demand Notes (Cost $2,400,000) — 5.7%			2,400,000

Total Investments (Cost $39,565,112) — 98.4%			41,451,895

Other Assets Less Liabilities — 1.6%			682,387

Net Assets — 100.0%			$42,134,282

Massachusetts Series

Face
Amount	Municipal Bonds	Rating†	Value

$4,000,000	Boston, MA Water & Sewer Commission General Rev., 5 1/4% due 11/1/2019	Aa2	$4,422,120

3,000,000	Martha’s Vineyard, MA Land Bank Rev., 5% due 5/1/2032	Aaa	3,090,330

5,000,000	Massachusetts Bay, MA Transportation Authority General Transportation System Rev., 5 3/4% due 3/1/2026	Aa2	5,427,000

500,000	Massachusetts Development Finance Agency Rev. (Massachusetts College of Pharmacy & Allied Health Sciences), 5 3/4% due 7/1/2033	Baa1	518,090

4,000,000	Massachusetts Health & Educational Facilities Authority Rev. (Harvard University), 6% due 7/1/2035ø	Aaa	4,535,640

5,000,000	Massachusetts Health & Educational Facilities Authority Rev. (Newton-Wellesley Hospital), 6% due 7/1/2018	Aaa	5,135,550

5,000,000	Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare System), 5 3/8% due 7/1/2024	Aaa	5,226,050

5,000,000	Massachusetts Health & Educational Facilities Authority Rev. (South Shore Hospital), 5 3/4% due 7/1/2029	A2	5,152,050

3,500,000	Massachusetts Health & Educational Facilities Authority Rev. (Williams College), 5 3/4% due 7/1/2019	Aa1	3,651,200

2,140,000	Massachusetts Housing Finance Agency Rev. (Rental Housing Mortgage), 5 1/2% due 7/1/2030*	Aaa	2,149,609

2,000,000	Massachusetts Industrial Finance Agency Electric Utility Rev. (Nantucket Electric Company Project), 5 7/8% due 7/1/2017*	Aaa	2,104,640

3,000,000	Massachusetts Industrial Finance Agency Rev. (College of the Holy Cross), 5 5/8% due 3/1/2026	Aaa	3,124,890

3,500,000	Massachusetts Industrial Finance Agency Rev. (Phillips Academy), 5 3/8% due 9/1/2023ø	Aaa	3,822,770

2,000,000	Massachusetts Industrial Finance Agency Rev. (Suffolk University), 5 1/4% due 7/1/2027	Aaa	2,105,200

3,880,000	Massachusetts Port Authority Special Facilities Rev. (BOSFUEL Project), 5 3/4% due 7/1/2039*	Aaa	4,122,267

2,500,000	Massachusetts State Consolidated Loan GOs, 5 7/8% due 2/1/2020ø	Aaa	2,789,175

1,000,000	Massachusetts Water Pollution Abatement Trust Pool Program, 5 1/2% due 8/1/2029	Aaa	1,075,820

4,500,000	Massachusetts Water Resources Authority Rev., 5 3/4% due 8/1/2039	Aaa	4,965,750

4,000,000	Puerto Rico Highway & Transportation Authority Rev., 5 1/2% due 7/1/2036	Baa1	4,351,640

2,500,000	Route 3 North Transportation Improvement Association, MA Lease Rev., 5 3/8% due 6/15/2033ø	Aaa	2,735,725

Total Municipal Bonds (Cost $64,119,099) — 93.3%			70,505,516

	Variable Rate Demand Notes

900,000	Missouri State Health & Educational Facilities Authority Health Facility Rev. (Cox Health System) due 6/1/2022	VMIG 1	900,000

800,000	New York City, NY GOs Subseries B-7 due 8/15/2018	VMIG 1	800,000

300,000	New York City, NY GOs due 8/1/2016	VMIG 1	300,000

1,000,000	New York City, NY GOs Subseries E5 due 8/1/2015	VMIG 1	1,000,000

900,000	New York City, NY Municipal Water Finance Authority, Water & Sewer System Rev. due 6/15/2023	VMIG 1	900,000

500,000	Sarasota County, FL Public Hospital Board Rev. (Sarasota Memorial Hospital Project) due 7/1/2037	VMIG 1	500,000

Total Variable Rate Demand Notes (Cost $4,400,000) — 5.8%			4,400,000

Total Investments (Cost $68,519,099) — 99.1%			74,905,516

Other Assets Less Liabilities — 0.9%			670,328

Net Assets — 100.0%			$75,575,844

See footnotes on page 24.

16

Portfolios of Investments (unaudited)
March 31, 2005

Michigan Series

Face
Amount	Municipal Bonds	Rating†	Value

$1,280,000	Board of Regents of Eastern Michigan University General Rev., 5 5/8% due 6/1/2030	Aaa	$1,384,832

2,000,000	Capital Region Airport Authority, MI Airport Rev., 5 1/4% due 7/1/2021*	Aaa	2,075,480

5,000,000	Detroit, MI GOs, 5 1/2% due 4/1/2016ø	Aaa	5,297,050

1,290,000	Detroit, MI Water Supply System Rev., 5% due 7/1/2027	Aaa	1,338,117

1,455,000	Detroit, MI Water Supply System Rev., 6 1/4% due 7/1/2012††	Aaa	1,619,953

3,000,000	Forest Hills, MI Public Schools GOs, 5 1/2% due 5/1/2021	Aa2	3,237,960

2,000,000	Grand Traverse County, MI Hospital Finance Authority (Munson Healthcare Obligated Group), 5% due 7/1/2028	Aaa	2,032,140

2,500,000	Kalamazoo, MI Hospital Finance Authority Rev. (Bronson Methodist Hospital), 5 1/2% due 5/15/2028	Aaa	2,624,250

3,000,000	Lansing, MI Building Authority Rev., 5.60% due 6/1/2019	Aa3	3,042,990

3,250,000	Marquette, MI Hospital Finance Authority Rev. (Marquette General Hospital), 6.10% due 4/1/2019ø	Aaa	3,422,575

1,150,000	Michigan Public Power Agency Rev. (Belle River Project), 5 1/4% due 1/1/2018	Aaa	1,262,229

1,000,000	Michigan State and Redevco, Inc. Certificates of Participation, 5 1/2% due 6/1/2027	Aaa	1,070,780

3,000,000	Michigan State Building Authority Rev., 5% due 10/15/2024	Aa3	3,084,090

2,380,000	Michigan State Comprehensive Transportation Improvement Rev. (Ports, Airport and Marina Improvements), 5 1/4% due 5/15/2020	Aaa	2,550,503

3,385,000	Michigan State GOs (Environmental Protection Program), 5.40% due 11/1/2019ø	Aa2	3,476,056

1,615,000	Michigan State GOs (Environmental Protection Program), 5.40% due 11/1/2019	Aa2	1,653,211

6,000,000	Michigan State Hospital Finance Authority Rev. (Ascension Health Credit Group), 6 1/8% due 11/15/2026ø	Aaa	6,753,180

5,250,000	Michigan State Hospital Finance Authority Rev. (Mercy Health Services Obligated Group), 5 3/4% due 8/15/2026††	Aa2	5,562,323

4,000,000	Michigan State Hospital Finance Authority Rev. (Oakwood Obligated Group), 5 1/8% due 8/15/2025	Aaa	4,105,320

5,000,000	Michigan State Hospital Finance Authority Rev. (Sparrow Obligated Group), 6% due 11/15/2036	Aaa	5,328,400

4,000,000	Michigan State Housing Development Authority Rev. (Single Family Mortgage), 6.05% due 12/1/2027	AA+‡	4,125,520

5,000,000	Michigan State Trunk Line Rev., 5% due 11/1/2026	Aaa	5,112,950

6,300,000	Oxford, MI Area Community Schools GOs, 5 1/2% due 5/1/2021ø	Aaa	6,551,559

2,000,000	Puerto Rico Electric Power Authority Rev., 5 1/4% due 7/1/2021	Aaa	2,242,880

2,000,000	Puerto Rico Electric Power Authority Rev., 5% due 7/1/2024	Aaa	2,109,840

500,000	Puerto Rico Highway & Transportation Authority Rev., 5 1/2% due 7/1/2020	Aaa	575,065

2,500,000	Puerto Rico Infrastructure Financing Authority GOs, 5 1/2% due 10/1/2040	Aaa	2,708,750

3,000,000	Royal Oak, MI Hospital Finance Authority Rev. (William Beaumont Hospital), 5 1/4% due 1/1/2020	Aa3	3,080,520

5,000,000	Walled Lake, MI Consolidated School District GOs, 5 1/2% due 5/1/2022ø	Aa2	5,387,000

5,000,000	Western Michigan State University Rev., 5 1/8% due 11/15/2022	Aaa	5,206,550

Total Municipal Bonds (Cost $92,144,061) — 91.8%			98,022,073

	Variable Rate Demand Notes

5,000,000	California State Economic Recovery Revenue Bonds Series C-6 due 7/1/2023	VMIG 1	5,000,000

2,900,000	New York City, NY Municipal Water Finance Authority, Water & Sewer System Rev. due 6/15/2025	VMIG 1	2,900,000

700,000	New York City, NY Transitional Finance Authority due 11/1/2022	VMIG 1	700,000

700,000	Puerto Rico Commonwealth Government Development Bank due 12/1/2015	VMIG 1	700,000

Total Variable Rate Demand Notes (Cost $9,300,000) — 8.7%			9,300,000

Total Investments (Cost $101,444,061) — 100.5%			107,322,073

Other Assets Less Liabilities — (0.5)%			(511,506)

Net Assets — 100.0%			$106,810,567

See footnotes on page 24.

17

Portfolios of Investments (unaudited)
March 31, 2005

Minnesota Series

Face Amount	Municipal Bonds	Rating†	Value

$2,350,000	Burnsville – Eagan – Savage, MN Independent School District GOs, 5 1/8% due 2/1/2017	Aa2	$2,450,110

2,000,000	Cuyana Range Hospital District, MN Health Facilities Rev., 6% due 6/1/2029	NR	1,919,360

2,000,000	Dakota County, MN Community Development Agency GOs, 5 1/4% due 1/1/2019	Aa1	2,107,760

4,000,000	Metropolitan Council (Minneapolis – Saint Paul Metropolitan Area), MN General Obligation Waste Water Rev., 5% due 5/1/2025	Aaa	4,190,280

5,000,000	Minneapolis – Saint Paul, MN Housing & Redevelopment Authority Health Care Rev. (Children’s Health Care), 5 1/2% due 8/15/2025ø	Aaa	5,157,250

5,000,000	Minneapolis – Saint Paul, MN Metropolitan Airports Commission Rev., 5 3/4% due 1/1/2032	Aaa	5,459,300

2,440,000	Minneapolis, MN GOs, 5% due 12/1/2016	Aa1	2,581,471

4,725,000	Minneapolis, MN Rev. (University Gateway Project), 5 1/4% due 12/1/2024	Aa2	4,930,490

1,175,000	Minnesota Agricultural & Economic Development Board Rev. (Evangelical Lutheran Good Samaritan Society Project), 5.15% due 12/1/2022	Aaa	1,229,262

75,000	Minnesota Agricultural & Economic Development Board Rev. (Evangelical Lutheran Good Samaritan Society Project), 5.15% due 12/1/2022ø	Aaa	80,620

2,000,000	Minnesota Higher Education Facilities Authority Rev. (St. John’s University), 5.40% due 10/1/2022	A2	2,079,760

2,500,000	Minnesota Higher Education Facilities Authority Rev. (St. Olaf College), 5 1/4% due 4/1/2029	A2	2,537,975

1,000,000	Minnesota Higher Education Facilities Authority Rev. (The College of Saint Catherine), 5 3/8% due 10/1/2032	Baa1	1,039,690

2,775,000	Minnesota Higher Education Facilities Authority Rev. (University of St. Thomas), 5.40% due 4/1/2022	A2	2,858,916

1,775,000	Minnesota Higher Education Facilities Authority Rev. (University of St. Thomas), 5.40% due 4/1/2023	A2	1,822,765

5,000,000	Minnesota State GOs, 5.70% due 5/1/2016	Aa1	5,139,600

4,000,000	Minnesota State Retirement System Building Rev., 6% due 6/1/2030	Aaa	4,420,920

5,000,000	North Saint Paul – Maplewood, MN Independent School District GOs, 5 1/8% due 2/1/2025	Aa2	5,132,500

1,395,000	Ramsey County, MN GOs, 5% due 2/1/2017	Aaa	1,482,160

3,000,000	Rochester, MN Electric Utility Rev., 5 1/4% due 12/1/2024	Aaa	3,194,100

1,000,000	Rochester, MN Electric Utility Rev., 5 1/4% due 12/1/2030	Aaa	1,052,240

2,575,000	Rochester, MN Independent School District GOs, 5 5/8% due 2/1/2016ø	Aaa	2,636,465

2,715,000	Rochester, MN Independent School District GOs, 5 5/8% due 2/1/2017ø	Aaa	2,779,807

3,750,000	Saint Cloud, MN Health Care Rev. (The Saint Cloud Hospital Obligated Group), 5 7/8% due 5/1/2030	Aaa	4,126,500

4,000,000	Southern Minnesota Municipal Power Agency – Power Supply System Rev., 5% due 1/1/2012	Aaa	4,320,280

6,820,000	Western Minnesota Municipal Power Agency – Power Supply Rev., 6 3/8% due 1/1/2016††	Aaa	7,724,127

Total Municipal Bonds (Cost $77,967,909) — 93.1%			82,453,708

	Variable Rate Demand Notes

600,000	Illinois Health Facilities Authority Rev. (University of Chicago Hospital) due 8/15/2026	VMIG 1	600,000

400,000	Loudoun County, VA Industrial Development Authority Rev. (Howard Hughes Medical Institute) due 2/15/2038	VMIG 1	400,000

400,000	Massachusetts Health & Educational Facilities Authority Rev. (Capital Assets Program) due 1/1/2035	VMIG 1	400,000

3,800,000	New York City, NY Municipal Water Finance Authority, Water & Sewer System Rev. due 6/15/2022	VMIG 1	3,800,000

2,500,000	Puerto Rico Commonwealth Government Development Bank due 12/1/2015	VMIG 1	2,500,000

1,800,000	Sarasota County, FL Public Hospital Board Rev. (Sarasota Memorial Hospital Project) due 7/1/2037	VMIG 1	1,800,000

Total Variable Rate Demand Notes (Cost $9,500,000) — 10.7%			9,500,000

Total Investments (Cost $87,467,909) — 103.8%			91,953,708

Other Assets Less Liabilities — (3.8)%			(3,365,326)

Net Assets — 100.0%			$88,588,382

See footnotes on page 24.

18

Portfolios of Investments (unaudited)
March 31, 2005

Missouri Series

Face
Amount	Municipal Bonds	Rating†	Value

$2,000,000	Curators of the University of Missouri Health Facilities Rev. (University of Missouri Health System), 5.60% due 11/1/2026	Aaa	$2,108,641

1,500,000	Hannibal, MO Industrial Development Authority Health Facilities Rev. (Hannibal Regional Hospital), 5 3/4% due 3/1/2022	Aaa	1,564,830

1,250,000	Metropolitan St. Louis, MO Sewer District Wastewater System Rev., 5% due 5/1/2024	Aaa	1,305,613

2,000,000	Missouri Development Finance Board Solid Waste Disposal Rev. (The Procter & Gamble Company Paper Products Project), 5.20% due 3/15/2029*	Aa3	2,124,920

60,000	Missouri School Boards Pooled Financing Program Certificates of Participation, 7 3/8% due 3/1/2006	Aaa	61,190

260,000	Missouri School Boards Pooled Financing Program Certificates of Participation, 7% due 3/1/2006	Aaa	264,758

1,750,000	Missouri State Board of Public Buildings Special Obligation Rev., 5 1/8% due 5/1/2026	Aa1	1,820,035

1,000,000	Missouri State Environmental Improvement & Energy Resources Authority Rev. (State Revolving Fund Program), 5% due 7/1/2023	Aaa	1,045,180

185,000	Missouri State Environmental Improvement & Energy Resources Authority Rev. (State Revolving Fund Program), 6.55% due 7/1/2014	Aaa	185,625

2,500,000	Missouri State Environmental Improvement & Energy Resources Authority Rev. (Union Electric Company Project), 5.45% due 10/1/2028*	A1	2,583,725

2,000,000	Missouri State GOs, 5 5/8% due 4/1/2017ø	Aaa	2,040,000

2,500,000	Missouri State Health & Educational Facilities Authority Rev. (Lester E. Cox Medical Centers Project), 5 1/4% due 6/1/2015	Aaa	2,702,250

1,500,000	Missouri State Health & Educational Facilities Authority Rev. (SSM Health Care), 5 1/4% due 6/1/2028	Aaa	1,565,370

2,400,000	Missouri State Health & Educational Facilities Authority Rev. (St. Louis University), 5.20% due 10/1/2026	Aaa	2,508,648

280,000	Missouri State Housing Development Commission Single Family Mortgage Rev. (Homeownership Loan Program), 5.90% due 9/1/2028*	AAA‡	284,530

1,000,000	Puerto Rico Highway & Transportation Authority Rev., 5 1/2% due 7/1/2026ø	Baa1	1,050,050

2,000,000	Southeast Missouri Correctional Facility Lease Rev. (Missouri State Project), 5 3/4% due 10/15/2016††	Aa2	2,257,360

1,500,000	Springfield, MO School District GOs, 5.85% due 3/1/2020	AA+‡	1,645,125

1,000,000	St. Charles County, MO Certificates of Participation (Public Water Supply), 5.10% due 12/1/2025	Aaa	1,030,220

1,500,000	St. Louis, MO Industrial Development Authority Pollution Control Rev. (Anheuser-Busch Companies, Inc. Project), 6.65% due 5/1/2016	A1	1,816,095

1,500,000	St. Louis, MO Municipal Finance Corporation (City Justice Center Leasehold Improvement Rev.), 5.95% due 2/15/2016ø	Aaa	1,572,465

Total Municipal Bonds (Cost $29,379,087) — 95.6%			31,536,630

	Variable Rate Demand Notes

700,000	New York City, NY GOs due 8/1/2009	VMIG 1	700,000

300,000	Sarasota County, FL Public Hospital Board Rev. (Sarasota Memorial Hospital Project) due 7/1/2037	VMIG 1	300,000

Total Variable Rate Demand Notes (Cost $1,000,000) — 3.0%			1,000,000

Total Investments (Cost $30,379,087) — 98.6%			32,536,630

Other Assets Less Liabilities — 1.4%			458,987

Net Assets — 100.0%			$32,995,617

See footnotes on page 24.

19

Portfolios of Investments (unaudited)
March 31, 2005

New York Series

Face
Amount	Municipal Bonds	Rating†	Value

$2,500,000	Albany, NY Industrial Development Agency Civic Facility Rev. (The College of Saint Rose Project), 5 3/8% due 7/1/2031	Aaa	$2,654,500

1,000,000	Metropolitan Transportation Authority, NY (Dedicated Tax Fund), 5% due 4/1/2023ø	Aaa	1,093,130

2,950,000	Metropolitan Transportation Authority, NY (State Service Contract), 5 1/8% due 1/1/2029	A2	3,035,196

2,250,000	Monroe County, NY Water Authority Water System Rev., 5 1/4% due 8/1/2036	Aa3	2,346,840

1,080,000	New York City, NY GOs, 6 1/4% due 4/15/2027ø	Aaa	1,162,350

260,000	New York City, NY GOs, 6 1/4% due 4/15/2027	A2	276,583

530,000	New York City, NY GOs, 6% due 5/15/2030	A2	584,510

2,395,000	New York City, NY GOs, 6% due 5/15/2030ø	A2	2,718,948

5,000	New York City, NY GOs, 7 1/4% due 8/15/2024	A2	5,016

4,000,000	New York City, NY Municipal Water Finance Authority, Water & Sewer System Rev., 5 1/2% due 6/15/2033	Aa2	4,287,680

1,000,000	New York City, NY Transitional Finance Authority (Future Tax Secured Bonds), 5% due 11/1/2024	Aa1	1,043,430

1,000,000	New York City, NY Trust for Cultural Resources Rev. (The Museum of Modern Art), 5 1/8% due 7/1/2031	Aaa	1,036,350

80,000	New York State Dormitory Authority Rev. (Mental Health Services Facilities Improvement), 5 3/4 due 8/15/2022ø	A2	85,654

45,000	New York State Dormitory Authority Rev. (Mental Health Services Facilities Improvement), 5 3/4 due 8/15/2022	A2	47,793

3,375,000	New York State Dormitory Authority Rev. (Mental Health Services Facilities Improvement), 5 3/4% due 8/15/2022ø	A2	3,613,511

4,000,000	New York State Dormitory Authority Rev. (Rochester Institute of Technology), 5 1/2% due 7/1/2018	Aaa	4,239,280

2,000,000	New York State Dormitory Authority Rev. (Rockefeller University), 5% due 7/1/2028	Aaa	2,053,200

1,500,000	New York State Dormitory Authority Rev. (Vassar Brothers Hospital), 5 3/8% due 7/1/2025	Aaa	1,590,315

1,250,000	New York State Dormitory Authority Rev. (Yeshiva University), 5% due 7/1/2030	Aaa	1,280,900

4,000,000	New York State Energy Research & Development Authority Gas Facilities Rev. (KeySpan Corporation), 5 1/2% due 1/1/2021	Aaa	4,149,800

120,000	New York State Environmental Facilities Corporation (State Water Pollution Control Revolving Fund Rev.), 6.90% due 11/15/2015	Aaa	122,802

3,000,000	New York State Housing Finance Agency Rev. (Phillips Village Project), 7 3/4% due 8/15/2017*	A2	3,067,770

3,000,000	New York State Local Government Assistance Corp., 6% due 4/1/2024ø	Aaa	3,060,000

805,000	New York State Mortgage Agency Rev. (Homeowner Mortgage), 5 1/2% due 10/1/2028*	Aa1	821,261

430,000	New York State Mortgage Agency Rev. (Homeowner Mortgage), 5.65% due 4/1/2030*	Aa1	442,010

2,600,000	New York State Thruway Authority General Rev., 5% due 1/1/2025	Aaa	2,709,850

500,000	New York State Thruway Authority Highway and Bridge Rev., 5% due 4/1/2025	Aaa	521,590

2,000,000	New York State Thruway Authority Service Contract Rev., 6 1/4% due 4/1/2014ø	A2	2,040,000

2,000,000	New York State Urban Development Corporation State Personal Income Tax Rev. (State Facilities & Equipment), 5 1/4% due 3/15/2032ø	A1	2,192,920

1,000,000	New York State Urban Development Corporation State Personal Income Tax Rev. (State Facilities & Equipment), 5% due 3/15/2033ø	A1	1,084,130

4,000,000	Onondaga County, NY Industrial Development Agency Sewer Facilities Rev. (Bristol-Myers Squibb Co. Project), 5 3/4% due 3/1/2024*	A1	4,431,720

2,250,000	Port Authority of New York and New Jersey Consolidated Rev., 6 1/8% due 6/1/2094	A1	2,642,535

500,000	Puerto Rico Highway & Transportation Authority Rev., 5 1/2% due 7/1/2026ø	Baa1	525,025

2,500,000	Rensselaer County, NY Industrial Development Agency Civic Facility Rev. (Polytechnic Institute Dormitory Project), 5 1/8% due 8/1/2029	A1	2,561,575

2,250,000	St. Lawrence County, NY Industrial Development Agency Civic Facility Rev. (Clarkson University Project), 5 1/2% due 7/1/2029	A3	2,343,083

1,800,000	Triborough Bridge & Tunnel Authority, NY General Purpose Rev., 5 1/2% due 1/1/2030ø	Aaa	2,042,298

2,500,000	Triborough Bridge & Tunnel Authority, NY General Purpose Rev., 5% due 1/1/2032	Aa3	2,550,025

4,000,000	Trust for Cultural Resources of the City of New York Rev. (American Museum of Natural History), 5.65% due 4/1/2027	Aaa	4,205,000

Total Municipal Bonds (Cost $69,892,595) — 95.5%			74,668,580

See footnotes on page 24.

20

Portfolios of Investments (unaudited)
March 31, 2005

New York Series (continued)

Face
Amount	Variable Rate Demand Notes	Rating†	Value

$300,000	Loudoun County, VA Industrial Development Authority Rev. (Howard Hughes Medical Institute) due 2/15/2038	VMIG 1	$300,000

1,000,000	Missouri State Health & Educational Facilities Authority Health Facility Rev. (Cox Health System) due 6/1/2022	VMIG 1	1,000,000

2,300,000	Sarasota County, FL Public Hospital Board Rev. (Sarasota Memorial Hospital Project) due 7/1/2037	VMIG 1	2,300,000

Total Variable Rate Demand Notes (Cost $3,600,000) — 4.6%			3,600,000

Total Investments (Cost $73,492,595) — 100.1%			78,268,580

Other Assets Less Liabilities — (0.1)%			(55,050)

Net Assets — 100.0%			$78,213,530

Ohio Series

Face
Amount	Municipal Bonds	Rating†	Value

$2,250,000	Beavercreek Local School District, OH GOs (School Improvement Bonds), 5.70% due 12/1/2020	Aaa	$ 2,367,203

2,000,000	Butler County, OH Transportation Improvement District Highway Improvement Rev., 5 1/8% due 4/1/2017	Aaa	2,121,520

3,600,000	Cincinnati, OH GOs, 6% due 12/1/2035	Aa1	4,011,804

4,000,000	Cleveland, OH Airport System Rev., 5 1/8% due 1/1/2027*	Aaa	4,065,880

5,000,000	Cleveland, OH Public Power System Rev., 5% due 11/15/2024	Aaa	5,151,650

85,000	Cleveland, OH Waterworks Improvement First Mortgage Rev., 5 3/4% due 1/1/2021	Aaa	88,463

3,915,000	Cleveland, OH Waterworks Improvement First Mortgage Rev., 5 3/4% due 1/1/2021ø	Aaa	4,085,342

2,500,000	Columbus, OH GOs, 5% due 5/15/2011	Aaa	2,704,375

7,000,000	Franklin County, OH GOs, 5 3/8% due 12/1/2020	Aaa	7,573,440

4,000,000	Franklin County, OH Hospital Improvement Rev. (The Children’s Hospital Project), 5 1/4% due 5/1/2031	Aaa	4,192,440

1,250,000	Franklin County, OH Hospital Improvement Rev. (The Children’s Hospital Project), 5.20% due 5/1/2029	Aa2	1,276,712

1,595,000	Hamilton County, OH Sewer System Rev. (The Metropolitan Sewer District of Greater Cincinnati), 5% due 12/1/2024	Aaa	1,670,013

2,500,000	Hamilton County, OH Sewer System Rev., 5 1/2% due 12/1/2017ø	Aaa	2,550,625

2,000,000	Ohio Air Quality Development Authority Rev. (Cincinnati Gas & Electric Company Project), 5.45% due 1/1/2024	Aaa	2,023,900

1,625,000	Ohio Housing Finance Agency Rev. (Residential Mortgage), 5.40% due 9/1/2029*	Aaa	1,650,204

1,370,000	Ohio Housing Finance Agency Rev. (Residential Mortgage), 6.10% due 9/1/2028*	Aaa	1,382,412

2,500,000	Ohio State Environmental Facilities Rev. (Ford Motor Company Project), 6.15% due 6/1/2030*	Baa1	2,599,100

4,000,000	Ohio State Higher Educational Facilities Commission Rev. (University of Dayton Project), 5.40% due 12/1/2022	Aaa	4,227,640

2,120,000	Ohio State Mental Health Capital Facilities Rev., 5% due 6/1/2012	Aaa	2,293,119

2,230,000	Ohio State Mental Health Capital Facilities Rev., 5% due 6/1/2013	Aaa	2,414,153

1,000,000	Ohio State Sewage Facilities Rev. (Anheuser-Busch Project), 6% due 8/1/2038*	A1	1,054,770

1,000,000	Ohio State University (General Receipts Bonds), 5 1/8% due 12/1/2031	Aa2	1,036,410

3,000,000	Ohio State University (General Receipts Bonds), 5.80% due 12/1/2029	Aa2	3,296,640

5,000,000	Ohio State Water Development Authority Rev. (Community Assistance), 5 3/8% due 12/1/2024	Aaa	5,325,650

7,500,000	Ohio State Water Development Authority Rev. (Fresh Water), 5 1/8% due 12/1/2023ø	Aaa	8,036,550

1,160,000	Ohio State Water Development Authority Rev. (Safe Water), 9 3/8% due 12/1/2010††	Aaa	1,327,724

2,500,000	Ohio State Water Development Authority Solid Waste Disposal Rev. (North Star BHP Steel, L.L.C. Project – Cargill, Incorporated, Guarantor), 6.30% due 9/1/2020*	A2	2,573,475

1,500,000	Ohio Turnpike Authority Rev., 5 1/4% due 2/15/2031	Aaa	1,576,425

3,000,000	Ohio Turnpike Commission Rev., 5 1/2% due 2/15/2026	Aaa	3,438,540

780,000	Pickerington Local School District, OH School Building Construction GOs, 8% due 12/1/2005††	Aaa	806,738

4,000,000	Puerto Rico Highway & Transportation Authority Rev., 5 1/2% due 7/1/2036	Baa1	4,351,640

See footnotes on page 24.

21

Portfolios of Investments (unaudited)
March 31, 2005

Ohio Series (continued)

Face
Amount	Municipal Bonds	Rating†	Value

$2,500,000	Puerto Rico Infrastructure Financing Authority GOs, 5 1/2% due 10/1/2040	Aaa	$2,708,750

2,500,000	Twinsburg, OH City School District,, School Improvement GOs, 5.90% due 12/1/2021ø	Aaa	2,676,500

2,300,000	University of Toledo, OH (General Receipts Bonds), 5 1/8% due 6/1/2030	Aaa	2,373,394

Total Municipal Bonds (Cost $92,995,396) — 88.6%			99,033,201

	Variable Rate Demand Notes

2,500,000	Lincoln County, WY Pollution Control Rev. (Exxon Project) due 7/1/2017*	P-1	2,500,000

4,300,000	Loudoun County, VA Industrial Development Authority Rev. (Howard Hughes Medical Institute) due 2/15/2038	VMIG 1	4,300,000

1,800,000	New York City, NY Municipal Water Finance Authority, Water & Sewer System Rev. due 6/15/2025	VMIG 1	1,800,000

2,000,000	Puerto Rico Commonwealth Government Development Bank due 12/1/2015	VMIG 1	2,000,000

800,000	Sarasota County, FL Public Hospital Board Rev. (Sarasota Memorial Hospital Project) due 7/1/2037	VMIG 1	800,000

Total Variable Rate Demand Notes (Cost $11,400,000) — 10.2%			11,400,000

Total Investments (Cost $104,395,396) — 98.8%			110,433,201

Other Assets Less Liabilities — 1.2%			1,352,529

Net Assets — 100.0%			$111,785,730

Oregon Series

Face
Amount	Municipal Bonds	Rating†	Value

$2,000,000	Benton County, OR Hospital Facilities Authority Rev. (Samaritan Health Services Project), 5 1/8% due 10/1/2028	A-‡	$2,017,640

2,000,000	Chemeketa, OR Community College District GOs, 5.95% due 6/1/2016ø	Aaa	2,075,940

1,500,000	Clackamas County, OR Hospital Facility Authority Rev. (Legacy Health System), 5 1/4% due 2/15/2018	Aa3	1,562,535

1,000,000	Clackamas County, OR Hospital Facility Authority Rev. (Legacy Health System), 5 1/4% due 5/1/2021	Aa3	1,046,260

2,000,000	Clackamas County, OR Recreational Facilities Rev. (North Clackamas Parks & Recreation District), 5.70% due 4/1/2013††	A-‡	2,203,080

1,000,000	Clackamas County, OR School District GOs, 5% due 6/15/2025	Aaa	1,026,920

795,000	Eugene, OR Trojan Nuclear Project Rev., 5.90% due 9/1/2009	Aaa	811,138

1,250,000	Multnomah County, OR Educational Facility Rev. (University of Portland), 5% due 4/1/2018	Aaa	1,308,488

1,000,000	Multnomah County, OR Hospital Facilities Authority Rev. (Providence Health System), 5 1/4% due 10/1/2024	Aa3	1,057,460

1,750,000	Multnomah County, OR School District GOs, 5 1/2% due 6/1/2015ø	A1	1,807,470

2,000,000	Northern Wasco County, OR People’s Utility District Rev. (McNary Dam Fishway Project), 5.20% due 12/1/2024	Aaa	2,023,460

2,000,000	Oregon Department of Administrative Services Certificates of Participation, 5% due 5/1/2026	Aaa	2,058,780

1,000,000	Oregon Department of Administrative Services Certificates of Participation, 6% due 5/1/2026ø	Aaa	1,135,700

2,000,000	Oregon Department of Transportation Highway User Tax Rev., 5 1/8% due 11/15/2026	Aa2	2,087,940

1,250,000	Oregon Health Sciences University Rev., 5 1/4% due 7/1/2028	Aaa	1,279,100

1,000,000	Oregon Health Sciences University Rev., 5% due 7/1/2032	Aaa	1,029,700

2,000,000	Oregon Health, Housing, Educational & Cultural Facilities Authority Rev. (Linfield College Project), 5 1/4% due 10/1/2023	Baa1	2,022,820

2,500,000	Oregon Health, Housing, Educational & Cultural Facilities Authority Rev. (Reed College Project), 5 3/8% due 7/1/2025	AA-‡	2,566,800

2,000,000	Oregon Housing & Community Services Department Housing & Finance Rev. (Assisted or Insured Multi-Unit Program), 5 3/4% due 7/1/2012	Aa2	2,020,000

2,000,000	Oregon Housing & Community Services Department Rev. (Multi-Family Housing), 6.05% due 7/1/2042*	Aaa	2,049,740

2,500,000	Oregon State Bond Bank Rev. (Oregon Economic & Community Development Department), 5 1/2% due 1/1/2026	Aaa	2,693,425

420,000	Oregon State GOs (Veterans’ Welfare), 5 7/8% due 10/1/2018	Aa3	431,281

500,000	Oregon State GOs (Veterans’ Welfare), 9% due 10/1/2006	Aa3	545,230

500,000	Port of Portland, OR International Airport Rev., 5 3/4% due 7/1/2025*	Aaa	507,885

See footnotes on page 24.

22

Portfolios of Investments (unaudited)
March 31, 2005

Oregon Series (continued)

Face
Amount	Municipal Bonds	Rating†	Value

$1,500,000	Port of Portland, OR International Airport Rev., 5 5/8% due 7/1/2026*	Aaa	$1,569,375

950,000	Port of Portland, OR International Airport Rev., 7.10% due 7/1/2021*ø	Aaa	1,128,192

2,000,000	Portland, OR Sewer System Rev., 5% due 6/1/2015	Aaa	2,065,740

1,000,000	Puerto Rico Electric Power Authority Rev., 5% due 7/1/2024	Aaa	1,054,920

1,000,000	Puerto Rico Highway & Transportation Authority Rev., 5 1/2% due 7/1/2026ø	Baa1	1,050,050

1,500,000	Puerto Rico Highway & Transportation Authority Rev., 5 3/8% due 7/1/2036	Baa1	1,576,815

1,000,000	Puerto Rico Ports Authority Rev., 7% due 7/1/2014*	Aaa	1,018,400

2,000,000	Salem, OR Hospital Facility Authority Rev. (Salem Hospital), 5% due 8/15/2018	AA-‡	2,041,400

1,000,000	Umatilla County, OR Hospital Facility Authority Rev. (Catholic Health Initiatives), 5 1/2% due 3/1/2032††	Aa2	1,101,790

500,000	Virgin Islands Public Finance Authority Rev., 5 1/2% due 10/1/2022	BBB‡	517,510

2,355,000	Washington County, OR GOs, 5% due 6/1/2026	Aa2	2,413,828

Total Municipal Bonds (Cost $49,950,023) — 91.1%			52,906,812

	Variable Rate Demand Notes

400,000	Lincoln County, WY Pollution Control Rev. (Exxon Project) due 7/1/2017*	P-1	400,000

900,000	New York City, NY GOs due 8/1/2016	VMIG 1	900,000

600,000	New York City, NY Municipal Water Finance Authority, Water & Sewer System Rev. due 6/15/2025	VMIG 1	600,000

2,000,000	New York City, NY Transitional Finance Authority due 11/1/2022	VMIG 1	2,000,000

1,200,000	Port Authority of New York & New Jersey Special Obligation Rev. due 5/1/2019	VMIG 1	1,200,000

Total Variable Rate Demand Notes (Cost $5,100,000) — 8.8%			5,100,000

Total Investments (Cost $55,050,023) — 99.9%			58,006,812

Other Assets Less Liabilities — 0.1%			49,828

Net Assets — 100.0%			$58,056,640

South Carolina Series

Face
Amount	Municipal Bonds	Rating†	Value

$4,000,000	Berkeley County, SC GOs, 5% due 9/1/2028	Aaa	$4,133,040

1,585,000	Berkeley County, SC Water & Sewer Rev., 5 1/4% due 6/1/2023	Aaa	1,694,634

5,000,000	Coastal Carolina University, SC Improvement Rev., 5.30% due 6/1/2026	Aaa	5,304,900

2,500,000	Darlington County, SC Industrial Development Rev. (Sonoco Products Company Project), 6% due 4/1/2026*	A3	2,595,100

1,000,000	Georgetown County, SC Environmental Improvement Rev. (International Paper Company), 5.95% due 3/15/2014	Baa2	1,115,250

4,000,000	Grand Strand, SC Water & Sewer Authority Rev., 5% due 6/1/2031	Aaa	4,091,600

2,000,000	Greenville, SC Hospital System Rev., 5 1/4% due 5/1/2023	Aa3	2,037,440

3,760,000	Horry County, SC School District GOs, 5 1/8% due 3/1/2022	Aa1	3,971,989

2,000,000	Lexington County, SC Hospital Rev. (Health Services District, Inc.), 5 1/2% due 11/1/2032	A2	2,066,460

2,000,000	Lexington County, SC Hospital Rev. (Health Services District, Inc.), 5 1/8% due 11/1/2026	Aaa	2,055,060

1,500,000	North Charleston, SC Sewer District Rev., 6 3/8% due 7/1/2012	Aaa	1,708,875

1,250,000	Piedmont, SC Municipal Power Agency Electric Rev., 6 1/4% due 1/1/2021	Aaa	1,504,300

1,500,000	Puerto Rico Electric Power Authority Rev., 5 1/4% due 7/1/2021	Aaa	1,682,160

2,320,000	Puerto Rico Electric Power Authority Rev., 5 1/4% due 7/1/2023	Aaa	2,596,590

1,000,000	Puerto Rico Highway & Transportation Authority Rev., 5 1/2% due 7/1/2036	Baa1	1,087,910

2,500,000	Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Higher Education Rev. (Inter American University of Puerto Rico Project), 5% due 10/1/2022	Aaa	2,607,050

See footnotes on page 24.

23

Portfolios of Investments (unaudited)
March 31, 2005

South Carolina Series (continued)

Face
Amount	Municipal Bonds	Rating†	Value

$4,000,000	Rock Hill, SC Utility System Rev., 5% due 1/1/2030	Aaa	$4,108,280

3,000,000	South Carolina Jobs – Economic Development Authority Hospital Rev. (Anderson Area Medical Center, Inc.), 5 1/4% due 2/1/2018	AA-‡	3,091,740

4,000,000	South Carolina Jobs – Economic Development Authority Hospital Rev. (Bon Secours Health System, Inc.), 5 5/8% due 11/15/2030	A3	4,093,200

5,000,000	South Carolina Public Service Authority Rev., 5 7/8% due 1/1/2023	Aaa	5,210,250

3,490,000	South Carolina State Housing, Finance & Development Authority Mortgage Rev., 5.40% due 7/1/2029*	Aaa	3,526,855

5,000,000	South Carolina State Ports Authority Rev., 5.30% due 7/1/2026*	Aaa	5,115,350

5,000,000	South Carolina Transportation Infrastructure Bank Rev., 5 3/8% due 10/1/2024	Aaa	5,382,400

2,500,000	Spartanburg, SC Water System Rev., 5% due 6/1/2027	Aaa	2,547,000

3,000,000	University of South Carolina Rev., 5 3/4% due 6/1/2026	Aaa	3,117,930

Total Municipal Bonds (Cost $72,236,315) — 92.4%			76,445,363

	Variable Rate Demand Notes

1,550,000	Illinois Health Facilities Authority Rev. (University of Chicago Hospital) due 8/15/2026	VMIG 1	1,550,000

400,000	New York City, NY GOs Subseries B-7 due 8/15/2018	VMIG 1	400,000

250,000	New York City, NY GOs due 8/1/2010	VMIG 1	250,000

2,000,000	Puerto Rico Commonwealth Government Development Bank due 12/1/2015	VMIG 1	2,000,000

1,100,000	Spartanburg County, SC Health Services District, Inc. Hospital Rev. due 4/15/2023	A-1+‡	1,100,000

Total Variable Rate Demand Notes (Cost $5,300,000) — 6.4%			5,300,000

Total Investments (Cost $77,536,315) — 98.8%			81,745,363

Other Assets Less Liabilities — 1.2%			1,017,550

Net Assets — 100.0%			$82,762,913

†

Credit ratings are primarily those issued by Moody’s Investors Service, Inc. (“Moody’s”). Where Moody’s ratings have not been assigned, ratings from Standard & Poor’s Corporation (“S&P”) were used (indicated by the symbol ‡). Pre-refunded and escrowed-to-maturity securities that have been rerated as AAA by S&P but have not been rerated by Moody’s have been reported as AAA.

††	Escrowed-to-maturity security.
ø	Pre-refunded security.
*	Interest income earned from this security is subject to the federal alternative minimum tax.

See Notes to Financial Statements.

24

Statements of Assets and Liabilities (unaudited)
March 31, 2005

	National Series	Colorado Series	Georgia Series	Louisiana Series	Maryland Series	Massachusetts Series	Michigan Series

Assets:

Investments, at value (see portfolios of investments):

Long-term holdings	$67,922,160	$33,882,840	$32,130,438	$37,917,980	$39,051,895	$70,505,516	$98,022,073

Short-term holdings	6,875,000	1,300,000	900,000	2,800,000	2,400,000	4,400,000	9,300,000

Total investments*	74,797,160	35,182,840	33,030,438	40,717,980	41,451,895	74,905,516	107,322,073

Cash	54,052	64,536	19,478	93,681	101,000	41,807	64,680

Interest receivable	959,019	586,072	496,903	688,719	695,097	853,609	1,790,344

Expenses prepaid to shareholder service agent	10,760	4,912	4,678	5,146	6,316	10,760	15,439

Receivable for Capital Stock sold	95	—	184	—	286	—	9,601

Receivable for securities sold	—	—	—	90,000	—	—	—

Other	3,570	4,332	4,391	5,822	5,337	3,210	8,668

Total Assets	75,824,656	35,842,692	33,556,072	41,601,348	42,259,931	75,814,902	109,210,805

Liabilities:

Payable for Capital Stock repurchased	143,726	16,416	17,420	15,560	9,901	43,073	28,919

Dividends payable	117,817	54,563	50,772	63,633	62,762	115,372	157,195

Management fee payable	32,229	15,313	14,371	17,729	18,025	32,291	45,851

Distribution and service fees payable	10,253	3,259	4,382	4,476	5,471	9,185	11,639

Payable for securities purchased	—	—	—	—	—	—	2,109,760

Accrued expenses and other	39,982	28,259	25,990	28,821	29,490	39,137	46,874

Total Liabilities	344,007	117,810	112,935	130,219	125,649	239,058	2,400,238

Net Assets	$75,480,649	$35,724,882	$33,443,137	$41,471,129	$42,134,282	$75,575,844	$106,810,567

Composition of Net Assets:

Capital Stock, at $0.001 par value:

Class A	$8,940	$4,664	$4,054	$4,976	$4,995	$8,846	$12,288

Class C	406	15	80	89	47	351	114

Class D	219	18	172	57	258	78	258

Additional paid-in capital	73,581,378	33,488,291	32,426,227	39,377,843	40,178,038	68,885,880	100,455,099

Undistributed net investment income	126,402	99,713	47,541	141,622	60,525	291,603	272,678

Undistributed/accumulated net realized gain (loss)	(1,804,196)	(47,288)	(918,852)	74,315	3,636	2,669	192,118

Net unrealized appreciation of investments	3,567,500	2,179,469	1,883,915	1,872,227	1,886,783	6,386,417	5,878,012

Net Assets	$75,480,649	$35,724,882	$33,443,137	$41,471,129	$42,134,282	$75,575,844	$106,810,567

Net Assets:

Class A	$70,544,674	$35,469,646	$31,484,477	$40,289,698	$39,703,935	$72,079,006	$103,674,049

Class C	$3,206,978	$115,700	$622,072	$718,036	$372,562	$2,862,304	$961,271

Class D	$1,728,997	$139,536	$1,336,588	$463,395	$2,057,785	$634,534	$2,175,247

Shares of Capital Stock Outstanding:

Class A	8,940,111	4,663,705	4,053,594	4,975,816	4,994,647	8,845,957	12,287,972

Class C	406,340	15,227	79,886	88,700	46,796	351,082	114,063

Class D	219,086	18,372	171,642	57,204	258,489	77,849	258,108

Net Asset Value Per Share:

Class A	$7.89	$7.61	$7.77	$8.10	$7.95	$8.15	$8.44

Class C	$7.89	$7.60	$7.79	$8.10	$7.96	$8.15	$8.43

Class D	$7.89	$7.60	$7.79	$8.10	$7.96	$8.15	$8.43

* Cost of total investments:	$71,229,660	$33,003,371	$31,146,523	$38,845,753	$39,565,112	$68,519,099	$101,444,061

See Notes to Financial Statements.

25

Statements of Assets and Liabilities (unaudited)
March 31, 2005

	Minnesota Series	Missouri Series	New York Series	Ohio Series	Oregon Series	South Carolina Series

Assets:

Investments, at value (see portfolios of investments):

Long-term holdings	$82,453,708	$31,536,630	$74,668,580	$99,033,201	$52,906,812	$76,445,363

Short-term holdings	9,500,000	1,000,000	3,600,000	11,400,000	5,100,000	5,300,000

Total investments*	91,953,708	32,536,630	78,268,580	110,433,201	58,006,812	81,745,363

Cash	84,555	27,447	113,210	93,713	83,885	10,271

Interest receivable	1,243,591	543,090	1,022,713	1,579,182	891,551	1,184,926

Expenses prepaid to shareholder service agent	13,801	4,678	10,292	15,205	7,719	12,164

Receivable for Capital Stock sold	88	—	—	4,528	258,467	50,723

Receivable for securities sold	—	—	50,000	—	55,000	—

Other	8,001	4,522	5,757	7,838	8,690	6,448

Total Assets	93,303,744	33,116,367	79,470,552	112,133,667	59,312,124	83,009,895

Liabilities:

Payable for Capital Stock repurchased	332,891	28,474	10,000	81,299	53,514	37,431

Dividends payable	125,439	50,171	114,628	159,320	84,857	120,496

Management fee payable	38,102	14,114	33,304	47,699	24,719	35,553

Distribution and service fees payable	8,696	3,239	12,502	10,879	7,274	13,469

Payable for securities purchased	4,169,956	—	1,048,400	—	1,053,190	—

Accrued expenses and other	40,278	24,752	38,188	48,740	31,930	40,033

Total Liabilities	4,715,362	120,750	1,257,022	347,937	1,255,484	246,982

Net Assets	$88,588,382	$32,995,617	$78,213,530	$111,785,730	$58,056,640	$82,762,913

Composition of Net Assets:

Capital Stock, at $0.001 par value:

Class A	$11,291	$4,156	$8,587	$13,734	$7,007	$9,164

Class C	31	20	625	113	192	661

Class D	140	49	302	99	194	353

Additional paid-in capital	84,046,709	30,724,516	73,264,867	105,309,969	54,881,502	78,401,671

Undistributed net investment income	261,664	111,742	105,959	206,116	211,856	150,237

Undistributed/accumulated net realized gain (loss)	(217,252)	(2,409)	57,205	217,894	(900)	(8,221)

Net unrealized appreciation of investments	4,485,799	2,157,543	4,775,985	6,037,805	2,956,789	4,209,048

Net Assets	$88,588,382	$32,995,617	$78,213,530	$111,785,730	$58,056,640	$82,762,913

Net Assets:

Class A	$87,269,144	$32,450,530	$70,580,808	$110,075,741	$55,026,565	$74,520,768

Class C	$239,558	$159,210	$5,144,862	$910,382	$1,503,874	$5,369,937

Class D	$1,079,680	$385,877	$2,487,860	$799,607	$1,526,201	$2,872,208

Shares of Capital Stock Outstanding:

Class A	11,290,882	4,156,383	8,586,708	13,734,348	7,007,054	9,163,944

Class C	30,993	20,388	625,042	112,940	191,648	660,647

Class D	139,666	49,409	302,252	99,187	194,492	353,310

Net Asset Value Per Share:

Class A	$7.73	$7.81	$8.22	$8.01	$7.85	$8.13

Class C	$7.73	$7.81	$8.23	$8.06	$7.85	$8.13

Class D	$7.73	$7.81	$8.23	$8.06	$7.85	$8.13

* Cost of total investments:	$87,467,909	$30,379,087	$73,492,595	$104,395,396	$55,050,023	$77,536,315

See Notes to Financial Statements.

26

Statements of Operations (unaudited)
For the Six Months Ended March 31, 2005

	National Series	Colorado Series	Georgia Series	Louisiana Series	Maryland Series	Massachusetts Series	Michigan Series

Investment Income:

Interest	$2,035,888	$910,589	$835,095	$1,078,829	$1,039,516	$1,931,692	$2,753,913

Expenses:

Management fees	193,024	90,730	85,828	106,177	107,555	194,881	274,784

Shareholder account services	67,277	30,770	31,514	34,903	40,495	67,432	96,613

Distribution and service fees	61,304	18,986	26,085	26,202	31,944	54,418	68,824

Registration	22,187	5,402	5,558	6,185	7,046	9,101	8,297

Auditing and legal fees	19,859	16,053	13,661	15,616	15,666	21,425	26,045

Custody and related services	12,349	6,323	6,621	7,644	7,321	12,235	17,134

Directors’ fees and expenses	5,003	4,258	4,190	4,347	4,356	4,942	5,409

Shareholder reports and communications	3,112	2,059	2,402	2,434	2,262	2,847	3,698

Miscellaneous	4,197	2,719	2,511	2,731	2,849	4,251	5,579

Total Expenses	388,312	177,300	178,370	206,239	219,494	371,532	506,383

Net Investment Income	1,647,576	733,289	656,725	872,590	820,022	1,560,160	2,247,530

Net Realized and Unrealized Gain (Loss) on Investments:

Net realized gain (loss) on investments	(13,738)	4,332	290	61,722	61,534	2,324	197,005

Net change in unrealized appreciation of investments	(745,498)	(259,248)	(329,357)	(539,590)	(288,342)	(943,494)	(1,902,100)

Net Loss on Investments	(759,236)	(254,916)	(329,067)	(477,868)	(226,808)	(941,170)	(1,705,095)

Increase in Net Assets from Operations	$888,340	$478,373	$327,658	$394,722	$593,214	$618,990	$542,435

	Minnesota Series	Missouri Series	New York Series	Ohio Series	Oregon Series	South Carolina Series

Investment Income:

Interest	$2,230,735	$838,379	$1,957,169	$2,772,020	$1,430,807	$2,027,580

Expenses:

Management fees	228,545	84,334	197,474	284,795	146,688	211,951

Shareholder account services	85,014	30,205	65,581	97,599	47,020	76,622

Distribution and service fees	51,971	18,844	74,028	64,721	42,789	79,013

Registration	7,122	5,478	8,047	8,567	6,359	7,568

Auditing and legal fees	23,918	12,506	20,214	26,916	21,061	22,444

Custody and related services	14,098	6,103	13,613	17,822	10,562	13,371

Directors’ fees and expenses	5,141	4,220	4,981	5,480	4,554	4,940

Shareholder reports and communications	4,883	2,096	3,169	4,296	2,965	3,099

Miscellaneous	4,996	2,707	4,495	5,984	3,386	4,601

Total Expenses	425,688	166,493	391,602	516,180	285,384	423,609

Net Investment Income	1,805,047	671,886	1,565,567	2,255,840	1,145,423	1,603,971

Net Realized and Unrealized Gain (Loss) on Investments:

Net realized gain (loss) on investments	(7,396)	(804)	56,657	199,399	—	—

Net change in unrealized appreciation of investments	(1,232,839)	(327,077)	(567,976)	(1,075,377)	(392,093)	(344,822)

Net Loss on Investments	(1,240,235)	(327,881)	(511,319)	(875,978)	(392,093)	(344,822)

Increase in Net Assets from Operations	$564,812	$344,005	$1,054,248	$1,379,862	$753,330	$1,259,149

See Notes to Financial Statements.

27

Statements of Changes in Net Assets (unaudited)

	National Series		Colorado Series		Georgia Series

	Six Months Ended 3/31/05	Year Ended 9/30/04	Six Months Ended 3/31/05	Year Ended 9/30/04	Six Months Ended 3/31/05	Year Ended 9/30/04

Operations:

Net investment income	$1,647,576	$3,608,930	$733,289	$1,514,542	$656,725	$1,473,734

Net realized gain (loss) on investments	(13,738)	(24,435)	4,332	40,697	290	(913,298)

Net change in unrealized appreciation of investments	(745,498)	(102,948)	(259,248)	77,279	(329,357)	194,277

Increase in Net Assets from Operations	888,340	3,481,547	478,373	1,632,518	327,658	754,713

Distributions to Shareholders:

Net investment income:

Class A	(1,545,677)	(3,342,955)	(716,145)	(1,487,402)	(616,041)	(1,402,247)

Class C	(58,484)	(154,163)	(1,807)	(5,267)	(9,178)	(20,418)

Class D	(29,930)	(88,190)	(2,142)	(7,519)	(20,431)	(50,451)

Net realized long-term gain on investments:

Class A	—	—	—	—	—	(39,319)

Class C	—	—	—	—	—	(697)

Class D	—	—	—	—	—	(1,824)

Decrease in Net Assets from Distributions	(1,634,091)	(3,585,308)	(720,094)	(1,500,188)	(645,650)	(1,514,956)

Capital Share Transactions:

Net proceeds from sales of shares	605,153	2,164,109	556,008	1,300,537	261,179	772,826

Investment of dividends	988,762	2,243,922	399,449	856,794	416,867	973,229

Exchanged from associated Funds	722,591	928,124	22,163	30,442	32,804	225,353

Shares issued in payment of gain distributions	—	—	—	—	—	34,438

Total	2,316,506	5,336,155	977,620	2,187,773	710,850	2,005,846

Cost of shares repurchased	(5,225,510)	(19,626,761)	(1,276,452)	(4,922,909)	(1,839,703)	(3,446,424)

Exchanged into associated Funds	(136,357)	(1,627,314)	(18,322)	(154,946)	(155,357)	(117,380)

Total	(5,361,867)	(21,254,075)	(1,294,774)	(5,077,855)	(1,995,060)	(3,563,804)

Decrease in Net Assets from Capital Share Transactions	(3,045,361)	(15,917,920)	(317,154)	(2,890,082)	(1,284,210)	(1,557,958)

Decrease in Net Assets	(3,791,112)	(16,021,681)	(558,875)	(2,757,752)	(1,602,202)	(2,318,201)

Net Assets:

Beginning of period	79,271,761	95,293,442	36,283,757	39,041,509	35,045,339	37,363,540

End of Period*	$75,480,649	$79,271,761	$35,724,882	$36,283,757	$33,443,137	$35,045,339

*	Including undistributed net investment income as follows:	$126,402	$134,119	$99,713	$89,760	$47,541	$36,495

See Notes to Financial Statements.

28

Statements of Changes in Net Assets (unaudited)

	Louisiana Series		Maryland Series		Massachusetts Series

	Six Months Ended 3/31/05	Year Ended 9/30/04	Six Months Ended 3/31/05	Year Ended 9/30/04	Six Months Ended 3/31/05	Year Ended 9/30/04

Operations:

Net investment income	$872,590	$1,825,866	$820,022	$1,759,569	$1,560,160	$3,303,253

Net realized gain on investments	61,722	142,018	61,534	141,701	2,324	260,402

Net change in unrealized appreciation of investments	(539,590)	(388,123)	(288,342)	(148,751)	(943,494)	(1,019,214)

Increase in Net Assets from Operations	394,722	1,579,761	593,214	1,752,519	618,990	2,544,441

Distributions to Shareholders:

Net investment income:

Class A	(849,014)	(1,760,542)	(784,457)	(1,689,284)	(1,472,712)	(3,128,664)

Class C	(11,431)	(22,036)	(5,935)	(13,239)	(46,078)	(102,594)

Class D	(7,449)	(22,335)	(30,145)	(65,321)	(10,581)	(29,591)

Net realized short-term gain on investments:**

Class A	—	(94,953)	—	—	—	—

Class C	—	(1,497)	—	—	—	—

Class D	—	(1,838)	—	—	—	—

Net realized long-term gain on investments:

Class A	(149,267)	—	(208,218)	(95,418)	(219,815)	(39,621)

Class C	(2,469)	—	(2,140)	(954)	(8,698)	(1,605)

Class D	(1,641)	—	(10,324)	(4,810)	(2,235)	(594)

Decrease in Net Assets from Distributions	(1,021,271)	(1,903,201)	(1,041,219)	(1,869,026)	(1,760,119)	(3,302,669)

Capital Share Transactions:

Net proceeds from sales of shares	1,166,146	1,602,218	316,879	766,871	585,592	1,881,780

Investment of dividends	504,136	1,036,602	500,386	1,121,190	920,464	1,973,809

Exchanged from associated Funds	849	—	40,502	296,834	124,911	20,087

Shares issued in payment of gain distributions	112,517	72,819	171,438	79,134	177,111	30,855

Total	1,783,648	2,711,639	1,029,205	2,264,029	1,808,078	3,906,531

Cost of shares repurchased	(2,807,537)	(6,973,621)	(1,917,818)	(6,382,437)	(4,873,355)	(10,893,995)

Exchanged into associated Funds	—	(4,165)	(45,651)	(222,335)	(172,665)	(254,572)

Total	(2,807,537)	(6,977,786)	(1,963,469)	(6,604,772)	(5,046,020)	(11,148,567)

Decrease in Net Assets from Capital Share Transactions	(1,023,889)	(4,266,147)	(934,264)	(4,340,743)	(3,237,942)	(7,242,036)

Decrease in Net Assets	(1,650,438)	(4,589,587)	(1,382,269)	(4,457,250)	(4,379,071)	(8,000,264)

Net Assets:

Beginning of period	43,121,567	47,711,154	43,516,551	47,973,801	79,954,915	87,955,179

End of Period*	$41,471,129	$43,121,567	$42,134,282	$43,516,551	$75,575,844	$79,954,915

* Including undistributed net investment income as follows:	$141,622	$150,846	$60,525	$62,296	$291,603	$261,040
** These gains are ordinary income for tax purposes.

See Notes to Financial Statements.

29

Statements of Changes in Net Assets (unaudited)

	Michigan Series		Minnesota Series		Missouri Series

	Six Months Ended 3/31/05	Year Ended 9/30/04	Six Months Ended 3/31/05	Year Ended 9/30/04	Six Months Ended 3/31/05	Year Ended 9/30/04

Operations:

Net investment income	$2,247,530	$4,677,684	$1,805,047	$3,732,598	$671,886	$1,351,274

Net realized gain (loss) on investments	197,005	13,260	(7,396)	(97,379)	(804)	25,736

Net change in unrealized appreciation of investments	(1,902,100)	(822,699)	(1,232,839)	(398,260)	(327,077)	(242,265)

Increase in Net Assets from Operations	542,435	3,868,245	564,812	3,236,959	344,005	1,134,745

Distributions to Shareholders:

Net investment income:

Class A	(2,161,553)	(4,524,759)	(1,753,938)	(3,602,904)	(654,775)	(1,320,769)

Class C	(14,099)	(25,236)	(4,439)	(13,097)	(2,274)	(3,093)

Class D	(37,603)	(66,438)	(19,018)	(39,968)	(5,659)	(11,199)

Net realized long-term gain on investments:

Class A	(12,579)	(282,878)	—	—	(25,460)	(63,404)

Class C	(103)	(1,802)	—	—	(106)	(156)

Class D	(284)	(4,929)	—	—	(263)	(797)

Decrease in Net Assets from Distributions	(2,226,221)	(4,906,042)	(1,777,395)	(3,655,969)	(688,537)	(1,399,418)

Capital Share Transactions:

Net proceeds from sales of shares	1,060,000	3,677,674	677,341	1,840,551	165,963	461,294

Investment of dividends	1,394,635	2,950,900	1,203,952	2,452,630	378,180	746,936

Exchanged from associated Funds	179,855	332,058	66,623	120,414	119,259	113,539

Shares issued in payment of gain distributions	10,090	226,576	—	—	18,648	45,520

Total	2,644,580	7,187,208	1,947,916	4,413,595	682,050	1,367,289

Cost of shares repurchased	(5,889,113)	(12,673,968)	(4,769,629)	(9,274,693)	(1,700,186)	(3,407,851)

Exchanged into associated Funds	(487,361)	(557,476)	(104,484)	(92,777)	(25,358)	(319,533)

Total	(6,376,474)	(13,231,444)	(4,874,113)	(9,367,470)	(1,725,544)	(3,727,384)

Decrease in Net Assets from Capital Share Transactions	(3,731,894)	(6,044,236)	(2,926,197)	(4,953,875)	(1,043,494)	(2,360,095)

Decrease in Net Assets	(5,415,680)	(7,082,033)	(4,138,780)	(5,372,885)	(1,388,026)	(2,624,768)

Net Assets:

Beginning of period	112,226,247	119,308,280	92,727,162	98,100,047	34,383,643	37,008,411

End of Period*	$106,810,567	$112,226,247	$88,588,382	$92,727,162	$32,995,617	$34,383,643

* Including undistributed net investment income as follows:	$272,678	$246,087	$261,664	$396,199	$111,742	$102,582
See Notes to Financial Statements.

30

Statements of Changes in Net Assets (unaudited)

	New York Series		Ohio Series		Oregon Series

	Six Months Ended 3/31/05	Year Ended 9/30/04	Six Months Ended 3/31/05	Year Ended 9/30/04	Six Months Ended 3/31/05	Year Ended 9/30/04

Operations:

Net investment income	$1,565,567	$3,489,419	$2,255,840	$4,678,708	$1,145,423	$2,300,523

Net realized gain (loss) on investments	56,657	(5,692)	199,399	273,280	—	28,886

Net change in unrealized appreciation of investments	(567,976)	(634,360)	(1,075,377)	(630,731)	(392,093)	(210,328)

Increase in Net Assets from Operations	1,054,248	2,849,367	1,379,862	4,321,257	753,330	2,119,081

Distributions to Shareholders:

Net investment income:

Class A	(1,424,853)	(3,143,716)	(2,186,425)	(4,618,124)	(1,076,155)	(2,172,396)

Class C	(83,607)	(221,534)	(14,629)	(34,611)	(23,117)	(54,407)

Class D	(38,438)	(80,325)	(14,089)	(35,307)	(22,723)	(50,203)

Net realized long-term gain on investments:

Class A	(17,322)	(201,999)	(348,611)	(284,953)	(42,399)	(49,559)

Class C	(1,323)	(18,449)	(3,098)	(3,102)	(1,250)	(1,628)

Class D	(592)	(6,712)	(3,061)	(3,118)	(1,160)	(1,546)

Decrease in Net Assets from Distributions	(1,566,135)	(3,672,735)	(2,569,913)	(4,979,215)	(1,166,804)	(2,329,739)

Capital Share Transactions:

Net proceeds from sales of shares	1,586,780	3,257,996	664,321	2,518,624	1,243,379	4,921,736

Investment of dividends	1,000,232	2,271,779	1,407,761	3,012,051	708,661	1,514,585

Exchanged from associated Funds	255,827	1,639,711	—	147,263	25,617	456,877

Shares issued in payment of gain distributions	15,203	186,414	277,438	225,321	35,841	42,098

Total	2,858,042	7,355,900	2,349,520	5,903,259	2,013,498	6,935,296

Cost of shares repurchased	(3,991,117)	(12,412,158)	(5,597,593)	(13,706,666)	(2,855,990)	(6,653,231)

Exchanged into associated Funds	(8,250)	(4,653,742)	(336,717)	(449,214)	(27,589)	(711,008)

Total	(3,999,367)	(17,065,900)	(5,934,310)	(14,155,880)	(2,883,579)	(7,364,239)

Decrease in Net Assets from Capital Share Transactions	(1,141,325)	(9,710,000)	(3,584,790)	(8,252,621)	(870,081)	(428,943)

Decrease in Net Assets	(1,653,212)	(10,533,368)	(4,774,841)	(8,910,579)	(1,283,555)	(639,601)

Net Assets:

Beginning of period	79,866,742	90,400,110	116,560,571	125,471,150	59,340,195	59,979,796

End of Period*	$78,213,530	$79,866,742	$111,785,730	$116,560,571	$58,056,640	$59,340,195

* Including undistributed net investment income as follows:	$105,959	$88,233	$206,116	$186,727	$211,856	$188,428
See Notes to Financial Statements.

31

Statements of Changes in Net Assets (unaudited)

	South Carolina Series

	Six Months Ended 3/31/05	Year Ended 9/30/04

Operations:

Net investment income	$1,603,971	$3,226,699

Net realized gain on investments	—	124,971

Net change in unrealized appreciation of investments	(344,822)	321,194

Increase in Net Assets from Operations	1,259,149	3,672,864

Distributions to Shareholders:

Net investment income:

Class A	(1,458,670)	(2,937,656)

Class C	(77,621)	(158,532)

Class D	(43,404)	(102,188)

Net realized short-term gain on investments:**

Class A	—	(48,996)

Class C	—	(3,362)

Class D	—	(2,314)

Net realized long-term gain on investments:

Class A	(140,952)	(989,715)

Class C	(9,594)	(67,911)

Class D	(5,455)	(46,746)

Decrease in Net Assets from Distributions	(1,735,696)	(4,357,420)

Capital Share Transactions:

Net proceeds from sales of shares	1,772,721	4,873,498

Investment of dividends	1,048,878	2,134,606

Exchanged from associated Funds	63,689	422,675

Shares issued in payment of gain distributions	131,890	961,564

Total	3,017,178	8,392,343

Cost of shares repurchased	(4,023,746)	(10,959,571)

Exchanged into associated Funds	(901,093)	(494,485)

Total	(4,924,839)	(11,454,056)

Decrease in Net Assets from Capital Share Transactions	(1,907,661)	(3,061,713)

Decrease in Net Assets	(2,384,208)	(3,746,269)

Net Assets:

Beginning of period	85,147,121	88,893,390

End of Period*	$82,762,913	$85,147,121

* Including undistributed net investment income as follows:	$150,237	$125,961
** These gains are ordinary income for tax purposes.
See Notes to Financial Statements.

32

Notes to Financial Statements (unaudited)

1.

Multiple Classes of Shares — Seligman Municipal Fund Series, Inc. (the “Fund”) consists of 13 separate series: the “National Series,” the “Colorado Series,” the “Georgia Series,” the “Louisiana Series,” the “Maryland Series,” the “Massachusetts Series,” the “Michigan Series,” the “Minnesota Series,” the “Missouri Series,” the “New York Series,” the “Ohio Series,” the “Oregon Series,” and the “South Carolina Series.”

Each Series of the Fund offers the following three classes of shares:

Class A shares are sold with an initial sales charge of up to 4.75% and a continuing service fee of up to 0.25% on an annual basis. Class A shares purchased in an amount of $1,000,000 or more are sold without an initial sales charge but are subject to a contingent deferred sales charge (“CDSC”) of 1% on redemptions within 18 months of purchase.

Class C shares are sold primarily with an initial sales charge of up to 1%, and a CDSC, if applicable, of 1% imposed on redemptions made within 18 months of purchase. Class C shares purchased through certain financial intermediaries may be bought without an initial sales charge and with a 1% CDSC on redemptions made within 12 months of purchase. All Class C shares are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis.

Class D shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% imposed on redemptions made within one year of purchase.

All classes of shares for each Series represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its separate distribution and certain other class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

2.

Significant Accounting Policies — The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from these estimates. These unaudited interim financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature.
The following summarizes the significant accounting policies of the Fund:

a.

Security Valuation — Traded securities are valued at the last sales price on the primary market on which they are traded. Securities for which there is no last sales price are valued by independent pricing services based on bid prices which consider such factors as transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities, or are valued by J. & W. Seligman & Co. Incorporated (the “Manager”) based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. Short-term holdings maturing in 60 days or less are generally valued at amortized cost.

b.

Federal Taxes — There is no provision for federal income tax. Each Series has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net gain realized.

c.

Security Transactions and Related Investment Income — Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial reporting and federal income tax purposes. Interest income is recorded on the accrual basis. The Fund amortizes discounts and premiums paid on purchases of portfolio securities for financial reporting purposes.

Variable rate demand notes purchased by the Fund may be put back to the designated remarketing agent for the issue at par on any day, for settlement within seven days, and, accordingly, are treated as short-term holdings. These notes bear interest at a rate that resets daily or weekly. At March 31, 2005, the interest rates paid on these notes ranged from 2.19% to 2.33%.

d.

Multiple Class Allocations — Each Series’ income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares of that Series based upon the relative value of the shares of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributable to a particular class, are charged directly to such class. For the six months ended March 31, 2005, distribution and service fees were the only class-specific expenses.

	e.	Distributions to Shareholders — Dividends are declared daily and paid monthly. Other distributions paid by the Fund are recorded on the ex-dividend date.

3.	Purchases and Sales of Securities — Purchases and sales of portfolio securities, excluding short-term investments, for the six months ended March 31, 2005, were as follows:

Series	Purchases	Sales

National	—	$6,149,325

Colorado	—	337,700

Georgia	$3,670,440	1,555,000

Louisiana	977,049	2,370,000

Maryland	2,180,440	1,549,605

Massachusetts	—	450,000

Michigan	3,457,655	9,172,800

Minnesota	4,169,400	7,975,000

Missouri	—	95,000

New York	4,289,913	3,027,600

Ohio	1,691,498	7,960,000

Oregon	1,053,190	55,000

South Carolina	—	225,000

33

Notes to Financial Statements (unaudited)

4.

Management Fee, Distribution Services, and Other Transactions — The Manager manages the affairs of the Fund and provides the necessary personnel and facilities. Compensation of all officers of the Fund, all directors of the Fund who are employees of the Manager, and all personnel of the Fund and the Manager is paid by the Manager. The Manager’s fee, calculated daily and payable monthly, is equal to 0.50% per annum of each Series’ average daily net assets.

Seligman Advisors, Inc. (the “Distributor”), agent for the distribution of the Fund’s shares and an affiliate of the Manager, received the following concessions after commissions were paid to dealers for sales of Class A and Class C shares:

	Distributor	Dealer
Series	Concessions	Commissions

National	$2,282	$16,082

Colorado	1,935	12,162

Georgia	718	5,352

Louisiana	4,188	31,179

Maryland	1,144	8,528

Massachusetts	1,815	12,870

Michigan	3,557	25,593

Minnesota	1,804	13,053

Missouri	551	4,375

New York	2,189	16,596

Ohio	1,983	14,391

Oregon	5,160	36,606

South Carolina	5,228	37,477

The Fund has an Administration, Shareholder Services and Distribution Plan (the “Plan”) with respect to distribution of its shares. Under the Plan, with respect to Class A shares, service organizations can enter into agreements with the Distributor and receive continuing fees of up to 0.25% on an annual basis of the average daily net assets of the Class A shares attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. Such fees are paid monthly by the Fund to the Distributor pursuant to the Plan. For the six months ended March 31, 2005, fees incurred under the Plan, equivalent to 0.10% per annum of the average daily net assets of Class A shares, were as follows:

Series		Series

National	$35,263	Minnesota	$44,152

Colorado	17,704	Missouri	16,240

Georgia	15,890	New York	34,675

Louisiana	20,325	Ohio	55,078

Maryland	19,758	Oregon	27,379

Massachusetts	35,924	South Carolina	37,524

Michigan	52,426

Under the Plan, with respect to Class C and Class D shares, service organizations can enter into agreements with the Distributor and receive continuing fees for providing personal services and/or the maintenance of shareholder accounts of up to 0.25% on an annual basis of the average daily net assets of the Class C and Class D shares for which the organizations are responsible, and fees for providing other distribution assistance of up to 0.75% on an annual basis of such average daily net assets. Such fees are paid monthly by the Fund to the Distributor pursuant to the Plan. For the six months ended March 31, 2005, fees incurred under the Plan equivalent to 1% per annum of the average daily net assets of Class C and Class D shares were as follows:

Series	Class C	Class D	Series	Class C	Class D

National	$17,220	$8,821	Minnesota	$1,478	$6,341

Colorado	587	695	Missouri	746	1,858

Georgia	3,159	7,036	New York	26,961	12,392

Louisiana	3,558	2,319	Ohio	4,914	4,729

Maryland	2,008	10,178	Oregon	7,772	7,638

Massachusetts	15,036	3,458	South Carolina	26,603	14,886

Michigan	4,469	11,929

The Distributor is entitled to retain any CDSC imposed on certain redemptions of Class A, Class C, and Class D shares. For the six months ended March 31, 2005, such charges were as follows:

Series		Series

National	$124	Minnesota	$3

Colorado	45	Missouri	—

Georgia	193	New York	576

Louisiana	—	Ohio	—

Maryland	2,660	Oregon	—

Massachusetts	604	South Carolina	247

Michigan	13

Seligman Services, Inc., an affiliate of the Manager, is eligible to receive commissions from certain sales of shares of the Fund, as well as distribution and service fees pursuant to the Plan. For the six months ended March 31, 2005, Seligman Services, Inc. received commissions from the sale of shares of each Series and distribution and service fees pursuant to the Plan, as follows:

		Distribution and
Series	Commissions	Service Fees

National	$183	$4,493

Colorado	1,521	1,513

Georgia	—	776

Louisiana	—	737

Maryland	244	773

Massachusetts	1,488	874

Michigan	13	1,637

Minnesota	36	1,275

Missouri	191	754

New York	2,894	7,423

Ohio	410	2,724

Oregon	175	1,585

South Carolina	733	1,564

34

Notes to Financial Statements (unaudited)

Seligman Data Corp., which is owned by certain associated investment companies, charged each Series at cost for shareholder account services in accordance with a methodology approved by the Fund’s directors as follows:

Series		Series

National	$67,277	Minnesota	$85,014

Colorado	30,770	Missouri	30,205

Georgia	31,514	New York	65,581

Louisiana	34,903	Ohio	97,599

Maryland	40,495	Oregon	47,020

Massachusetts	67,432	South Carolina	76,622

Michigan	96,613

Costs of Seligman Data Corp. directly attributable to a Series were charged to that Series. The remaining charges were allocated to each Series by Seligman Data Corp. pursuant to a formula based on each Series’ net assets, shareholder transaction volume and number of shareholder accounts.

The Fund and certain other associated investment companies (together, the “Guarantors”) have severally but not jointly guaranteed the performance and observance of all the terms and conditions of two leases entered into by Seligman Data Corp., including the payment of rent by Seligman Data Corp. (the “Guaranties”). The leases and the Guaranties expire in September 2008 and January 2009. The obligation of the Fund to pay any amount due under either Guaranty is limited to a specified percentage of the full amount, which generally is based on the Fund’s percentage of the expenses billed by Seligman Data Corp. to all Guarantors in the most recent calendar quarter. As of March 31, 2005, the Fund’s potential obligation under the Guaranties is $295,300. As of March 31, 2005, no event has occurred which would result in the Fund becoming liable to make any payment under a Guaranty. Each Series would bear a portion of any payments made by the Fund under the Guaranties. A portion of rent paid by Seligman Data Corp. is charged to the Series as part of Seligman Data Corp.’s shareholder account services cost.

Certain officers and directors of the Fund are officers or directors of the Manager, the Distributor, Seligman Services, Inc., and/or Seligman Data Corp.

The Fund has a compensation agreement under which directors who receive fees may elect to defer receiving such fees. Directors may elect to have their deferred fees accrue interest or earn a return based on the performance of selected Series of the Fund or other funds in the Seligman Group of Investment Companies. Deferred fees and related accrued earnings are not deductible by the Fund for federal income tax purposes until such amounts are paid. The cost of such fees and earnings/loss accrued thereon is included in directors’ fees and expenses, and the accumulated balances thereof at March 31, 2005, are included in accrued expenses and other liabilities as follows:

Series		Series

National	$7,049	Minnesota	$6,572

Colorado	5,212	Missouri	5,218

Georgia	5,082	New York	6,379

Louisiana	5,490	Ohio	6,821

Maryland	5,486	Oregon	5,309

Massachusetts	6,460	South Carolina	5,509

Michigan	6,649

5.

Committed Line of Credit — The Fund is a participant in a joint $425 million committed line of credit that is shared by substantially all open-end funds in the Seligman Group of Investment Companies. The directors have currently limited each Series’ borrowings to 10% of its net assets. Borrowings pursuant to the credit facility are subject to interest at a rate equal to the overnight federal funds rate plus 0.50%. Each Series incurs a commitment fee of 0.10% per annum on its share of the unused portion of the credit facility. The credit facility may be drawn upon only for temporary purposes and is subject to certain other customary restrictions. The credit facility commitment expires in June 2005, but is renewable annually with the consent of the participating banks. There were no borrowings during the six months ended March 31, 2005.

6.

Federal Tax Information — Certain components of income, expense and realized capital gain and loss are recognized at different times or have a different character for federal income tax purposes and for financial reporting purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund. As a result of the differences described above, the treatment for financial reporting purposes of distributions made during the year from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. Further, the cost of investments also can differ for federal income tax purposes.

At March 31, 2005, each Series’ cost of investments for federal income tax purposes was less than the cost for financial reporting purposes, primarily due to the amortization of market discounts for financial reporting purposes, and the tax basis gross unrealized appreciation and depreciation of portfolio securities were as follows:

	Tax	Total	Total
	Basis	Unrealized	Unrealized
Series	Cost	Appreciation	Depreciation

National	$71,106,373	$3,690,787	—

Colorado	32,903,874	2,278,966	—

Georgia	31,101,527	1,961,158	$32,247

Louisiana	38,698,443	2,046,831	27,294

Maryland	39,509,349	2,116,778	174,232

Massachusetts	68,236,985	6,668,531	—

Michigan	101,174,930	6,171,443	24,300

Minnesota	87,198,532	4,800,805	45,629

Missouri	30,267,720	2,268,910	—

New York	73,394,817	4,888,689	14,926

Ohio	104,175,648	6,548,570	291,017

Oregon	54,840,765	3,166,047	—

South Carolina	77,388,178	4,357,185	—

At September 30, 2004, the National, Colorado and Minnesota Series had net capital loss carryforwards for federal income tax purposes of $1,794,645, $54,862 and $280,308, respectively, which are available for offset against future taxable net capital gains. Of the loss carryforward for the National Series, $35,917 expires in 2010, $1,753,974 expires in 2011 and $4,754 expires in 2012. For the Colorado Series, $54,862 expires in 2012. For the Minnesota Series, $36,467 expires in 2009, $243,646 expires in 2010 and $195 expires in 2012. Accordingly, no capital gain distributions are expected to be paid to shareholders of these Series until net capital gains have been realized in excess of the available capital loss carryforwards.

In addition, the National, Georgia and Minnesota Series elected to defer to the fiscal year ending September 30, 2005, the recognition for tax purposes of net losses of $17,015, $921,017, and $91,735, respectively, realized on the sale of investments after October 31, 2003. These losses will be available to offset future taxable net gains.

35

Notes to Financial Statements (unaudited)

7.

Capital Share Transactions — The Fund has 1,300,000,000 shares of Capital Stock authorized. At March 31, 2005, 100,000,000 shares were authorized for each Series of the Fund. Transactions in shares of Capital Stock were as follows:

	Class A				Class C

	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	3/31/05		9/30/04		3/31/05		9/30/04

National Series	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	69,067	$548,921	185,301	$1,478,096	7,040	$56,232	57,840	$463,993

Investment of dividends	115,896	922,430	258,281	2,056,942	5,705	45,426	14,484	115,410

Exchanged from associated Funds	69,238	550,205	85,154	681,378	19,559	155,490	24,772	201,347

Total	254,201	2,021,556	528,736	4,216,416	32,304	257,148	97,096	780,750

Cost of shares repurchased	(586,480)	(4,666,132)	(2,009,686)	(16,092,867)	(61,741)	(491,272)	(273,751)	(2,175,801)

Exchanged into associated Funds	(10,541)	(83,816)	(125,105)	(1,001,098)	(3,761)	(29,905)	(66,046)	(520,759)

Total	(597,021)	(4,749,948)	(2,134,791)	(17,093,965)	(65,502)	(521,177)	(339,797)	(2,696,560)

Decrease	(342,820)	$(2,728,392)	(1,606,055)	$(12,877,549)	(33,198)	$(264,029)	(242,701)	$(1,915,810)

	Class D

	Six Months Ended		Year Ended
	3/31/05		9/30/04

National Series	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	—	—	27,497	$222,020

Investment of dividends	2,627	$20,906	8,987	71,570

Exchanged from associated Funds	2,120	16,896	5,714	45,399

Total	4,747	37,802	42,198	338,989

Cost of shares repurchased	(8,557)	(68,106)	(171,847)	(1,358,093)

Exchanged into associated Funds	(2,855)	(22,636)	(13,185)	(105,457)

Total	(11,412)	(90,742)	(185,032)	(1,463,550)

Decrease	(6,665)	$(52,940)	(142,834)	$(1,124,561)

	Class A				Class C

	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	3/31/05		9/30/04		3/31/05		9/30/04

Colorado Series	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	72,340	$555,408	166,371	$1,265,188	—	—	4,484	$34,141

Investment of dividends	51,634	396,827	111,231	846,937	64	$492	362	2,771

Exchanged from associated Funds	2,882	22,163	3,995	30,442	—	—	—	—

Total	126,856	974,398	281,597	2,142,567	64	492	4,846	36,912

Cost of shares repurchased	(165,728)	(1,271,947)	(611,875)	(4,656,040)	(591)	(4,505)	(16,062)	(121,563)

Exchanged into associated Funds	(2,377)	(18,322)	(20,271)	(154,946)	—	—	—	—

Total	(168,105)	(1,290,269)	(632,146)	(4,810,986)	(591)	(4,505)	(16,062)	(121,563)

Decrease	(41,249)	$(315,871)	(350,549)	$(2,668,419)	(527)	$(4,013)	(11,216)	$(84,651)

	Class D

	Six Months Ended		Year Ended
	3/31/05		9/30/04

Colorado Series	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	78	$600	159	$1,208

Investment of dividends	278	2,130	932	7,086

Total	356	2,730	1,091	8,294

Cost of shares repurchased	—	—	(19,271)	(145,306)

Total	—	—	(19,271)	(145,306)

Increase (decrease)	356	$2,730	(18,180)	$(137,012)

36

Notes to Financial Statements (unaudited)

	Class A				Class C

	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	3/31/05		9/30/04		3/31/05		9/30/04

Georgia Series	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	22,542	$176,650	84,298	$670,002	567	$4,445	7,259	$58,231

Investment of dividends	50,612	396,961	117,022	925,296	870	6,839	1,738	13,775

Exchanged from associated Funds	4,193	32,804	29,027	225,353	—	—	—	—

Shares issued in payment of gain distributions	—	—	4,058	32,494	—	—	74	592

Total	77,347	606,415	234,405	1,853,145	1,437	11,284	9,071	72,598

Cost of shares repurchased	(203,420)	(1,594,271)	(402,302)	(3,179,593)	(2,880)	(22,690)	(4,988)	(38,562)

Exchanged into associated Funds	(19,937)	(155,357)	(14,883)	(117,380)	—	—	—	—

Total	(223,357)	(1,749,628)	(417,185)	(3,296,973)	(2,880)	(22,690)	(4,988)	(38,562)

Increase (decrease)	(146,010)	$(1,143,213)	(182,780)	$(1,443,828)	(1,443)	$(11,406)	4,083	$34,036

	Class D

	Six Months Ended		Year Ended
	3/31/05		9/30/04

Georgia Series	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	10,165	$80,084	5,572	$44,593

Investment of dividends	1,662	13,067	4,306	34,158

Shares issued in payment of gain distributions	—	—	168	1,352

Total	11,827	93,151	10,046	80,103

Cost of shares repurchased	(28,283)	(222,742)	(28,556)	(228,269)

Total	(28,283)	(222,742)	(28,556)	(228,269)

Decrease	(16,456)	$(129,591)	(18,510)	$(148,166)

	Class A				Class C

	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	3/31/05		9/30/04		3/31/05		9/30/04

Louisiana Series	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	136,396	$1,116,627	193,334	$1,584,223	6,010	$49,519	2,162	$17,955

Investment of dividends	59,824	489,498	122,897	1,007,949	1,210	9,898	2,350	19,264

Exchanged from associated Funds	104	849	—	—	—	—	—	—

Shares issued in payment of gain distributions	13,387	109,223	8,485	69,899	276	2,251	177	1,454

Total	209,711	1,716,197	324,716	2,662,071	7,496	61,668	4,689	38,673

Cost of shares repurchased	(340,019)	(2,777,580)	(803,846)	(6,577,293)	(3,708)	(29,957)	(2,396)	(19,865)

Exchanged into associated Funds	—	—	—	—	—	—	(507)	(4,165)

Total	(340,019)	(2,777,580)	(803,846)	(6,577,293)	(3,708)	(29,957)	(2,903)	(24,030)

Increase (decrease)	(130,308)	$(1,061,383)	(479,130)	$(3,915,222)	3,788	$31,711	1,786	$14,643

	Class D

	Six Months Ended		Year Ended
	3/31/05		9/30/04

Louisiana Series	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	—	—	5	$40

Investment of dividends	579	$4,740	1,145	9,389

Shares issued in payment of gain distributions	128	1,043	178	1,466

Total	707	5,783	1,328	10,895

Cost of shares repurchased	—	—	(46,820)	(376,463)

Total	—	—	(46,820)	(376,463)

Increase (decrease)	707	$5,783	(45,492)	$(365,568)

37

Notes to Financial Statements (unaudited)

	Class A				Class C

	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	3/31/05		9/30/04		3/31/05		9/30/04

Maryland Series	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	29,973	$240,460	92,327	$738,918	89	$719	1,988	$15,923

Investment of dividends	58,379	468,875	131,551	1,052,881	653	5,247	1,515	12,139

Exchanged from associated Funds	5,019	40,502	37,733	296,834	—	—	—	—

Shares issued in payment of gain distributions	19,964	159,702	9,185	73,740	267	2,140	116	928

Total	113,335	909,539	270,796	2,162,373	1,009	8,106	3,619	28,990

Cost of shares repurchased	(226,650)	(1,819,734)	(751,051)	(5,994,135)	(6,234)	(50,147)	(6,026)	(48,435)

Exchanged into associated Funds	(5,714)	(45,651)	(27,043)	(217,135)	—	—	(652)	(5,200)

Total	(232,364)	(1,865,385)	(778,094)	(6,211,270)	(6,234)	(50,147)	(6,678)	(53,635)

Decrease	(119,029)	$(955,846)	(507,298)	$(4,048,897)	(5,225)	$(42,041)	(3,059)	$(24,645)

	Class D

	Six Months Ended		Year Ended
	3/31/05		9/30/04

Maryland Series	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	9,401	$75,700	1,491	$12,030

Investment of dividends	3,266	26,264	7,010	56,170

Shares issued in payment of gain distributions	1,198	9,596	556	4,466

Total	13,865	111,560	9,057	72,666

Cost of shares repurchased	(5,952)	(47,937)	(42,691)	(339,867)

Total	(5,952)	(47,937)	(42,691)	(339,867)

Increase (decrease)	7,913	$63,623	(33,634)	$(267,201)

	Class A				Class C

	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	3/31/05		9/30/04		3/31/05		9/30/04

Massachusetts Series	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	65,168	$536,326	153,014	$1,266,674	5,998	$49,266	71,284	$594,496

Investment of dividends	107,681	887,188	229,446	1,899,404	3,307	27,262	7,498	62,153

Exchanged from associated Funds	10,910	90,211	46	381	4,186	34,700	—	—

Shares issued in payment of gain distributions	20,703	170,176	3,511	29,317	695	5,717	133	1,115

Total	204,462	1,683,901	386,017	3,195,776	14,186	116,945	78,915	657,764

Cost of shares repurchased	(542,388)	(4,470,630)	(1,164,749)	(9,619,506)	(31,886)	(262,669)	(87,544)	(714,220)

Exchanged into associated Funds	(20,032)	(164,484)	(14,605)	(120,843)	—	—	(16,172)	(133,729)

Total	(562,420)	(4,635,114)	(1,179,354)	(9,740,349)	(31,886)	(262,669)	(103,716)	(847,949)

Decrease	(357,958)	$(2,951,213)	(793,337)	$(6,544,573)	(17,700)	$(145,724)	(24,801)	$(190,185)

	Class D

	Six Months Ended		Year Ended
	3/31/05		9/30/04

Massachusetts Series	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	—	—	2,342	$20,610

Investment of dividends	730	$6,014	1,479	12,252

Exchanged from associated Funds	—	—	2,377	19,706

Shares issued in payment of gain distributions	148	1,218	51	423

Total	878	7,232	6,249	52,991

Cost of shares repurchased	(16,971)	(140,056)	(66,258)	(560,269)

Exchanged into associated Funds	(994)	(8,181)	—	—

Total	(17,965)	(148,237)	(66,258)	(560,269)

Decrease	(17,087)	$(141,005)	(60,009)	$(507,278)

38

Notes to Financial Statements (unaudited)

	Class A				Class C

	Six Months Ended 3/31/05		Year Ended 9/30/04		Six Months Ended 3/31/05		Year Ended 9/30/04

Michigan Series	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	105,549	$900,853	300,078	$2,568,441	14,490	$123,996	18,737	$162,035

Investment of dividends	160,223	1,368,710	337,610	2,889,551	1,460	12,457	2,674	22,845

Exchanged from associated Funds	18,631	158,926	27,963	238,999	—	—	—	—

Shares issued in payment of gain distributions	1,155	9,863	25,607	220,965	12	102	207	1,784

Total	285,558	2,438,352	691,258	5,917,956	15,962	136,555	21,618	186,664

Cost of shares repurchased	(640,079)	(5,458,180)	(1,415,061)	(12,077,750)	(1,374)	(11,726)	(6,511)	(55,558)

Exchanged into associated Funds	(54,459)	(463,858)	(60,589)	(518,850)	—	—	—	—

Total	(694,538)	(5,922,038)	(1,475,650)	(12,596,600)	(1,374)	(11,726)	(6,511)	(55,558)

Increase (decrease)	(408,980)	$(3,483,686)	(784,392)	$(6,678,644)	14,588	$124,829	15,107	$131,106

	Class D

	Six Months Ended 3/31/05		Year Ended 9/30/04

Michigan Series	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	4,129	$35,151	111,743	$947,198

Investment of dividends	1,578	13,468	4,502	38,504

Exchanged from associated Funds	2,451	20,929	10,729	93,059

Shares issued in payment of gain distributions	14	125	445	3,827

Total	8,172	69,673	127,419	1,082,588

Cost of shares repurchased	(49,155)	(419,207)	(63,412)	(540,660)

Exchanged into associated Funds	(2,736)	(23,503)	(4,584)	(38,626)

Total	(51,891)	(442,710)	(67,996)	(579,286)

Increase (decrease)	(43,719)	$(373,037)	59,423	$503,302

	Class A				Class C

	Six Months Ended 3/31/05		Year Ended 9/30/04		Six Months Ended 3/31/05		Year Ended 9/30/04

Minnesota Series	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	86,063	$674,341	221,987	$1,739,903	—	—	8,156	$64,191

Investment of dividends	151,798	1,186,765	309,006	2,420,208	358	$2,798	724	5,673

Exchanged from associated Funds	8,185	63,644	15,252	120,414	382	2,979	—	—

Total	246,046	1,924,750	546,245	4,280,525	740	5,777	8,880	69,864

Cost of shares repurchased	(561,250)	(4,380,589)	(1,142,824)	(8,955,117)	(19,564)	(152,603)	(26,409)	(207,108)

Exchanged into associated Funds	(13,425)	(104,484)	(8,557)	(67,934)	—	—	(3,141)	(24,843)

Total	(574,675)	(4,485,073)	(1,151,381)	(9,023,051)	(19,564)	(152,603)	(29,550)	(231,951)

Decrease	(328,629)	$(2,560,323)	(605,136)	$(4,742,526)	(18,824)	$(146,826)	(20,670)	$(162,087)

	Class D

	Six Months Ended 3/31/05		Year Ended 9/30/04

Minnesota Series	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	384	$3,000	4,600	$36,457

Investment of dividends	1,840	14,389	3,415	26,749

Total	2,224	17,389	8,015	63,206

Cost of shares repurchased	(30,348)	(236,437)	(14,392)	(112,468)

Total	(30,348)	(236,437)	(14,392)	(112,468)

Decrease	(28,124)	$(219,048)	(6,377)	$(49,262)

39

Notes to Financial Statements (unaudited)

	Class A				Class C

	Six Months Ended 3/31/05		Year Ended 9/30/04		Six Months Ended 3/31/05		Year Ended 9/30/04

Missouri Series	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	17,693	$139,665	52,027	$408,377	2,557	$20,096	6,564	$50,495

Investment of dividends	47,122	371,731	93,400	735,417	178	1,405	194	1,522

Exchanged from associated Funds	10,847	86,055	14,272	113,539	—	—	—	—

Shares issued in payment of gain distributions	2,331	18,347	5,635	44,682	9	66	13	106

Total	77,993	615,798	165,334	1,302,015	2,744	21,567	6,771	52,123

Cost of shares repurchased	(215,649)	(1,700,186)	(409,856)	(3,228,095)	—	—	(241)	(1,853)

Exchanged into associated Funds	(3,236)	(25,358)	(41,151)	(319,533)	—	—	—	—

Total	(218,885)	(1,725,544)	(451,007)	(3,547,628)	—	—	(241)	(1,853)

Increase (decrease)	(140,892)	$(1,109,746)	(285,673)	$(2,245,613)	2,744	$21,567	6,530	$50,270

	Class D

	Six Months Ended 3/31/05		Year Ended 9/30/04

Missouri Series	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	790	$6,202	308	$2,422

Investment of dividends	639	5,044	1,269	9,997

Exchange from associated Funds	4,213	33,204	—	—

Shares issued in payment of gain distributions	30	235	92	732

Total	5,672	44,685	1,669	13,151

Cost of shares repurchased	—	—	(22,299)	(177,903)

Total	—	—	(22,299)	(177,903)

Increase (decrease)	5,672	$44,685	(20,630)	$(164,752)

	Class A				Class C

	Six Months Ended 3/31/05		Year Ended 9/30/04		Six Months Ended 3/31/05		Year Ended 9/30/04

New York Series	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	173,757	$1,438,223	331,056	$2,757,038	11,390	$94,716	47,411	$397,052

Investment of dividends	110,211	913,433	247,982	2,056,658	6,868	56,994	18,488	153,507

Exchanged from associated Funds	30,083	250,263	175,774	1,465,070	—	—	7,508	63,365

Shares issued in payment of gain distributions	1,649	13,607	19,734	165,161	133	1,098	1,849	15,513

Total	315,700	2,615,526	774,546	6,443,927	18,391	152,808	75,256	629,437

Cost of shares repurchased	(393,613)	(3,259,815)	(1,198,490)	(9,910,365)	(85,135)	(708,783)	(246,606)	(2,035,330)

Exchanged into associated Funds	(1,000)	(8,250)	(552,478)	(4,564,587)	—	—	(10,016)	(81,449)

Total	(394,613)	(3,268,065)	(1,750,968)	(14,474,952)	(85,135)	(708,783)	(256,622)	(2,116,779)

Decrease	(78,913)	$(652,539)	(976,422)	$(8,031,025)	(66,744)	$(555,975)	(181,366)	$(1,487,342)

	Class D

	Six Months Ended 3/31/05		Year Ended 9/30/04

New York Series	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	6,484	$53,841	12,392	$103,906

Investment of dividends	3,592	29,805	7,424	61,614

Exchanged from associated Funds	674	5,564	13,268	111,276

Shares issued in payment of gain distributions	60	498	685	5,740

Total	10,810	89,708	33,769	282,536

Cost of shares repurchased	(2,730)	(22,519)	(56,219)	(466,463)

Exchanged into associated Funds	—	—	(913)	(7,706)

Total	(2,730)	(22,519)	(57,132)	(474,169)

Increase (decrease)	8,080	$67,189	(23,363)	$(191,633)

40

Notes to Financial Statements (unaudited)

	Class A				Class C

	Six Months Ended 3/31/05		Year Ended 9/30/04		Six Months Ended 3/31/05		Year Ended 9/30/04

Ohio Series	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	78,019	$631,266	302,335	$2,448,371	4,054	$33,055	8,567	$70,213

Investment of dividends	171,249	1,384,876	366,259	2,961,281	1,261	10,255	3,036	24,684

Exchanged from associated Funds	—	—	18,292	147,263	—	—	—	—

Shares issued in payment of gain distributions	33,717	272,081	27,175	220,605	317	2,571	303	2,470

Total	282,985	2,288,223	714,061	5,777,520	5,632	45,881	11,906	97,367

Cost of shares repurchased	(649,237)	(5,247,689)	(1,595,920)	(12,845,014)	(16,130)	(132,024)	(52,195)	(421,513)

Exchanged into associated Funds	(41,703)	(336,717)	(54,436)	(441,732)	—	—	—	—

Total	(690,940)	(5,584,406)	(1,650,356)	(13,286,746)	(16,130)	(132,024)	(52,195)	(421,513)

Decrease	(407,955)	$(3,296,183)	(936,295)	$(7,509,226)	(10,498)	$(86,143)	(40,289)	$(324,146)

	Class D

	Six Months Ended 3/31/05		Year Ended 9/30/04

Ohio Series	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	—	—	5	$40

Investment of dividends	1,552	$12,630	3,209	26,086

Exchanged from associated Funds	—	—	—	—

Shares issued in payment of gain distributions	344	2,786	276	2,246

Total	1,896	15,416	3,490	28,372

Cost of shares repurchased	(26,886)	(217,880)	(54,402)	(440,139)

Exchanged into associated Funds	—	—	(910)	(7,482)

Total	(26,886)	(217,880)	(55,312)	(447,621)

Decrease	(24,990)	$(202,464)	(51,822)	$(419,249)

	Class A				Class C

	Six Months Ended 3/31/05		Year Ended 9/30/04		Six Months Ended 3/31/05		Year Ended 9/30/04

Oregon Series	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	149,677	$1,181,395	591,030	$4,673,196	2,426	$19,141	17,663	$139,093

Investment of dividends	84,462	668,266	180,360	1,423,658	2,923	23,109	6,696	52,808

Exchanged from associated Funds	3,231	25,617	30,446	242,410	—	—	5,816	45,711

Shares issued in payment of gain distributions	4,259	33,600	4,955	39,288	157	1,242	192	1,523

Total	241,629	1,908,878	806,791	6,378,552	5,506	43,492	30,367	239,135

Cost of shares repurchased	(334,332)	(2,645,383)	(732,779)	(5,783,416)	(21,471)	(169,382)	(38,235)	(300,794)

Exchanged into associated Funds	(3,477)	(27,589)	(73,319)	(586,630)	—	—	(7,336)	(57,677)

Total	(337,809)	(2,672,972)	(806,098)	(6,370,046)	(21,471)	(169,382)	(45,571)	(358,471)

Increase (decrease)	(96,180)	$(764,094)	693	$8,506	(15,965)	$(125,890)	(15,204)	$(119,336)

	Class D

	Six Months Ended 3/31/05		Year Ended 9/30/04

Oregon Series	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	5,422	$42,843	13,844	$109,447

Investment of dividends	2,186	17,286	4,834	38,119

Exchanged from associated Funds	—	—	20,943	168,756

Shares issued in payment of gain distributions	126	999	163	1,287

Total	7,734	61,128	39,784	317,609

Cost of shares repurchased	(5,205)	(41,225)	(72,276)	(569,021)

Exchanged into associated Funds	—	—	(8,551)	(66,701)

Total	(5,205)	(41,225)	(80,827)	(635,722)

Increase (decrease)	2,529	$19,903	(41,043)	$(318,113)

41

Notes to Financial Statements (unaudited)

	Class A				Class C

	Six Months Ended 3/31/05		Year Ended 9/30/04		Six Months Ended 3/31/05		Year Ended 9/30/04

South Carolina Series	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	144,899	$1,188,127	555,131	$4,528,396	51,033	$419,052	34,780	$284,560

Investment of dividends	118,793	975,080	239,866	1,951,522	5,520	45,293	13,539	110,142

Exchanged from associated Funds	7,767	63,689	4,237	34,105	—	—	48,270	388,570

Shares issued in payment of gain distributions	14,593	119,074	105,593	859,291	1,014	8,276	7,525	61,257

Total	286,052	2,345,970	904,827	7,373,314	57,567	472,621	104,114	844,529

Cost of shares repurchased	(414,707)	(3,407,913)	(1,102,940)	(8,932,723)	(32,872)	(269,429)	(132,136)	(1,060,292)

Exchanged into associated Funds	(110,660)	(901,093)	(49,879)	(397,268)	—	—	(2,241)	(17,745)

Total	(525,367)	(4,309,006)	(1,152,819)	(9,329,991)	(32,872)	(269,429)	(134,377)	(1,078,037)

Increase (decrease)	(239,315)	$(1,963,036)	(247,992)	$(1,956,677)	24,695	$203,192	(30,263)	$(233,508)

	Class D

	Six Months Ended 3/31/05		Year Ended 9/30/04

South Carolina Series	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	20,156	$165,542	7,440	$60,542

Investment of dividends	3,474	28,505	8,967	72,942

Exchanged from associated Funds	—	—	—	—

Shares issued in payment of gain distributions	556	4,540	5,042	41,016

Total	24,186	198,587	21,449	174,500

Cost of shares repurchased	(42,022)	(346,404)	(119,841)	(966,556)

Exchanged into associated Funds	—	—	(9,971)	(79,472)

Total	(42,022)	(346,404)	(129,812)	(1,046,028)

Decrease	(17,836)	$(147,817)	(108,363)	$(871,528)

8.

Other Matters — The Manager has conducted an extensive internal review in response to developments regarding disruptive or illegal trading practices within the mutual fund industry. As of September 2003, the Manager had one arrangement that permitted frequent trading in the Seligman registered investment companies (“Seligman Funds”). This arrangement was in the process of being closed down by the Manager before the first proceedings relating to trading practices within the mutual fund industry were publicly announced. Based on a review of the Manager’s records for 2001 through 2003, the Manager identified three other arrangements that had permitted frequent trading in the Seligman Funds. All three had already been terminated prior to the end of September 2002. The Securities and Exchange Commission (the “SEC”), the NASD and the Attorney General of the State of New York also are reviewing these matters.

The Manager has also reviewed its practice of placing some of the Seligman Funds’ orders to buy and sell portfolio securities with brokerage firms in recognition of their sales of Seligman Funds. At the time such orders were placed, this practice was permissible when done properly; however, the Manager believes that it may have violated applicable requirements for certain of such orders as a result of compensation arrangements the Manager had with certain brokerage firms. The Manager discontinued this practice entirely in October 2003. The Manager is confident that the execution of all such orders was consistent with its best execution obligations and that the Seligman Funds did not pay higher brokerage commissions than they would otherwise have paid for comparable transactions. The Manager has also responded fully to information requests from the SEC and the NASD relating to the Manager’s use of revenue sharing and fund portfolio brokerage commissions and will continue to provide additional information if, and as, requested.

The results of the Manager’s internal reviews were presented to the Independent Directors of the Seligman Funds. In order to resolve matters with the Independent Directors relating to the arrangements that permitted frequent trading, the Manager has made payments to three funds and has agreed to waive a portion of its management fee with respect to another fund. In order to resolve matters with the Independent Directors with regard to portfolio brokerage commissions, the Manager has made payments to each of twenty-four funds in an amount equal to the commissions paid by each such fund during the period from 1998 through 2003 to certain brokerage firms in recognition of sales of fund shares. Neither Seligman Municipal Fund Series, Inc. nor any of its Series was adversely affected by either of the circumstances described above and, accordingly, did not receive any payments from the Manager.

42

Financial Highlights (unaudited)

The tables below are intended to help you understand the financial performance of each Class of each Series for the periods presented. Certain information reflects financial results for a single share of a Class that was held throughout the periods shown. Per share amounts are calculated using average shares outstanding during the period. “Total return” shows the rate that you would have earned (or lost) on an investment in each Class, assuming you reinvested all your dividends and capital gain distributions. Total returns do not reflect any sales charges or taxes investors may incur on distributions or on the redemption of shares, and are not annualized for periods of less than one year.

National Series

CLASS A

	Six Months Ended 3/31/05	Year Ended September 30,

Per Share Data:		2004	2003	2002øø	2001	2000

Net Asset Value, Beginning of Period	$7.97	$7.98	$8.05	$7.98	$7.65	$7.68

Income from Investment Operations:

Net investment income	0.17	0.34	0.33	0.37	0.37	0.39

Net realized and unrealized gain (loss) on investments	(0.08)	(0.01)	(0.07)	0.06	0.33	(0.03)

Total from Investment Operations	0.09	0.33	0.26	0.43	0.70	0.36

Less Distributions:

Dividends from net investment income	(0.17)	(0.34)	(0.33)	(0.36)	(0.37)	(0.39)

Total Distributions	(0.17)	(0.34)	(0.33)	(0.36)	(0.37)	(0.39)

Net Asset Value, End of Period	$7.89	$7.97	$7.98	$8.05	$7.98	$7.65

Total Return	1.13%	4.16%	3.29%	5.62%	9.36%	4.88%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$70,545	$73,970	$86,905	$89,243	$89,117	$87,583

Ratio of expenses to average net assets	0.95%†	0.91%	0.95%	0.89%	0.91%	0.87%

Ratio of net investment income to average net assets	4.32%†	4.22%	4.14%	4.64%	4.74%	5.18%

Portfolio turnover rate	—	—	7.04%	6.97%	20.58%	6.54%

CLASS C

	Six Months Ended 3/31/05	Year Ended September 30,

Per Share Data:		2004	2003	2002øø	2001	2000

Net Asset Value, Beginning of Period	$7.97	$7.98	$8.05	$7.98	$7.65	$7.68

Income from Investment Operations:

Net investment income	0.14	0.26	0.26	0.30	0.30	0.32

Net realized and unrealized gain (loss) on investments	(0.09)	(0.01)	(0.07)	0.06	0.33	(0.03)

Total from Investment Operations	0.05	0.25	0.19	0.36	0.63	0.29

Less Distributions:

Dividends from net investment income	(0.13)	(0.26)	(0.26)	(0.29)	(0.30)	(0.32)

Total Distributions	(0.13)	(0.26)	(0.26)	(0.29)	(0.30)	(0.32)

Net Asset Value, End of Period	$7.89	$7.97	$7.98	$8.05	$7.98	$7.65

Total Return	0.68%	3.23%	2.36%	4.67%	8.38%	3.94%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$3,207	$3,503	$5,446	$5,903	$3,029	$1,056

Ratio of expenses to average net assets	1.85%†	1.81%	1.85%	1.79%	1.81%	1.77%

Ratio of net investment income to average net assets	3.42%†	3.32%	3.24%	3.74%	3.84%	4.28%

Portfolio turnover rate	—	—	7.04%	6.97%	20.58%	6.54%

See footnotes on page 62.

43

Financial Highlights (unaudited)

National Series (continued)

CLASS D

	Six Months Ended 3/31/05	Year Ended September 30,

Per Share Data:		2004	2003	2002øø	2001	2000

Net Asset Value, Beginning of Period	$7.97	$7.98	$8.05	$7.98	$7.65	$7.68

Income from Investment Operations:

Net investment income	0.14	0.26	0.26	0.30	0.30	0.32

Net realized and unrealized gain (loss) on investments	(0.09)	(0.01)	(0.07)	0.06	0.33	(0.03)

Total from Investment Operations	0.05	0.25	0.19	0.36	0.63	0.29

Less Distributions:

Dividends from net investment income	(0.13)	(0.26)	(0.26)	(0.29)	(0.30)	(0.32)

Total Distributions	(0.13)	(0.26)	(0.26)	(0.29)	(0.30)	(0.32)

Net Asset Value, End of Period	$7.89	$7.97	$7.98	$8.05	$7.98	$7.65

Total Return	0.68%	3.23%	2.36%	4.67%	8.38%	3.94%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$1,729	$1,799	$2,942	$4,059	$3,547	$3,839

Ratio of expenses to average net assets	1.85%†	1.81%	1.85%	1.79%	1.81%	1.77%

Ratio of net investment income to average net assets	3.42%†	3.32%	3.24%	3.74%	3.84%	4.28%

Portfolio turnover rate	—	—	7.04%	6.97%	20.58%	6.54%

Colorado Series

CLASS A

	Six Months Ended 3/31/05	Year Ended September 30,

Per Share Data:		2004	2003	2002øø	2001	2000

Net Asset Value, Beginning of Period	$7.66	$7.63	$7.69	$7.47	$7.02	$7.10

Income from Investment Operations:

Net investment income	0.16	0.31	0.31	0.32	0.34	0.35

Net realized and unrealized gain (loss) on investments	(0.06)	0.03	(0.06)	0.23	0.45	(0.03)

Total from Investment Operations	0.10	0.34	0.25	0.55	0.79	0.32

Less Distributions:

Dividends from net investment income	(0.15)	(0.31)	(0.30)	(0.32)	(0.34)	(0.35)

Distributions from net realized capital gain	—	—	(0.01)	(0.01)	—	(0.05)

Total Distributions	(0.15)	(0.31)	(0.31)	(0.33)	(0.34)	(0.40)

Net Asset Value, End of Period	$7.61	$7.66	$7.63	$7.69	$7.47	$7.02

Total Return	1.33%	4.49%	3.38%	7.60%	11.44%	4.64%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$35,470	$36,025	$38,560	$39,155	$37,429	$37,358

Ratio of expenses to average net assets	0.97%†	0.94%	0.99%	0.96%	0.94%	0.91%

Ratio of net investment income to average net assets	4.05%†	4.05%	4.05%	4.31%	4.63%	4.99%

Portfolio turnover rate	—	5.04%	4.10%	9.45%	11.31%	8.81%

See footnotes on page 62.

44

Financial Highlights (unaudited)

Colorado Series (continued)

CLASS C

	Six Months Ended 3/31/05	Year Ended September 30,

Per Share Data:		2004	2003	2002øø	2001	2000

Net Asset Value, Beginning of Period	$7.65	$7.62	$7.68	$7.46	$7.02	$7.09

Income from Investment Operations:

Net investment income	0.12	0.24	0.24	0.25	0.28	0.28

Net realized and unrealized gain (loss) on investments	(0.05)	0.03	(0.05)	0.23	0.44	(0.02)

Total from Investment Operations	0.07	0.27	0.19	0.48	0.72	0.26

Less Distributions:

Dividends from net investment income	(0.12)	(0.24)	(0.24)	(0.25)	(0.28)	(0.28)

Distributions from net realized capital gain	—	—	(0.01)	(0.01)	—	(0.05)

Total Distributions	(0.12)	(0.24)	(0.25)	(0.26)	(0.28)	(0.33)

Net Asset Value, End of Period	$7.60	$7.65	$7.62	$7.68	$7.46	$7.02

Total Return	0.88%	3.56%	2.46%	6.59%	10.39%	3.86%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$116	$121	$205	$169	$96	$76

Ratio of expenses to average net assets	1.87%†	1.84%	1.89%	1.86%	1.84%	1.81%

Ratio of net investment income to average net assets	3.15%†	3.15%	3.15%	3.41%	3.73%	4.09%

Portfolio turnover rate	—	5.04%	4.10%	9.45%	11.31%	8.81%

CLASS D

	Six Months Ended 3/31/05	Year Ended September 30,

Per Share Data:		2004	2003	2002øø	2001	2000

Net Asset Value, Beginning of Period	$7.65	$7.62	$7.68	$7.46	$7.02	$7.09

Income from Investment Operations:

Net investment income	0.12	0.24	0.24	0.25	0.28	0.28

Net realized and unrealized gain (loss) on investments	(0.05)	0.03	(0.05)	0.23	0.44	(0.02)

Total from Investment Operations	0.07	0.27	0.19	0.48	0.72	0.26

Less Distributions:

Dividends from net investment income	(0.12)	(0.24)	(0.24)	(0.25)	(0.28)	(0.28)

Distributions from net realized capital gain	—	—	(0.01)	(0.01)	—	(0.05)

Total Distributions	(0.12)	(0.24)	(0.25)	(0.26)	(0.28)	(0.33)

Net Asset Value, End of Period	$7.60	$7.65	$7.62	$7.68	$7.46	$7.02

Total Return	0.88%	3.56%	2.46%	6.59%	10.39%	3.86%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$140	$138	$276	$461	$609	$505

Ratio of expenses to average net assets	1.87%†	1.84%	1.89%	1.86%	1.84%	1.81%

Ratio of net investment income to average net assets	3.15%†	3.15%	3.15%	3.41%	3.73%	4.09%

Portfolio turnover rate	—	5.04%	4.10%	9.45%	11.31%	8.81%

See footnotes on page 62.

45

Financial Highlights (unaudited)

Georgia Series

CLASS A

	Six Months Ended 3/31/05	Year Ended September 30,

Per Share Data:		2004	2003	2002øø	2001	2000

Net Asset Value, Beginning of Period	$7.84	$8.01	$8.10	$7.89	$7.64	$7.75

Income from Investment Operations:

Net investment income	0.15	0.32	0.33	0.35	0.36	0.37

Net realized and unrealized gain (loss) on investments	(0.07)	(0.16)	(0.06)	0.22	0.29	0.06

Total from Investment Operations	0.08	0.16	0.27	0.57	0.65	0.43

Less Distributions:

Dividends from net investment income	(0.15)	(0.32)	(0.33)	(0.35)	(0.36)	(0.37)

Distributions from net realized capital gain	—	(0.01)	(0.03)	(0.01)	(0.04)	(0.17)

Total Distributions	(0.15)	(0.33)	(0.36)	(0.36)	(0.40)	(0.54)

Net Asset Value, End of Period	$7.77	$7.84	$8.01	$8.10	$7.89	$7.64

Total Return	1.01%	2.09%	3.48%	7.47%	8.68%	5.95%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$31,484	$32,928	$35,086	$38,306	$38,355	$37,423

Ratio of expenses to average net assets	0.99%†	0.94%	0.97%	0.89%	0.95%	0.91%

Ratio of net investment income to average net assets	3.88%†	4.11%	4.16%	4.44%	4.56%	4.96%

Portfolio turnover rate	5.00%	20.43%	—	13.66%	—	9.57%

CLASS C

	Six Months Ended 3/31/05	Year Ended September 30,

Per Share Data:		2004	2003	2002øø	2001	2000

Net Asset Value, Beginning of Period	$7.86	$8.02	$8.12	$7.91	$7.66	$7.76

Income from Investment Operations:

Net investment income	0.12	0.25	0.26	0.28	0.29	0.30

Net realized and unrealized gain (loss) on investments	(0.08)	(0.15)	(0.07)	0.22	0.29	0.07

Total from Investment Operations	0.04	0.10	0.19	0.50	0.58	0.37

Less Distributions:

Dividends from net investment income	(0.11)	(0.25)	(0.26)	(0.28)	(0.29)	(0.30)

Distributions from net realized capital gain	—	(0.01)	(0.03)	(0.01)	(0.04)	(0.17)

Total Distributions	(0.11)	(0.26)	(0.29)	(0.29)	(0.33)	(0.47)

Net Asset Value, End of Period	$7.79	$7.86	$8.02	$8.12	$7.91	$7.66

Total Return	0.55%	1.30%	2.42%	6.49%	7.71%	5.15%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$622	$639	$620	$600	$383	$246

Ratio of expenses to average net assets	1.89%†	1.84%	1.87%	1.79%	1.85%	1.81%

Ratio of net investment income to average net assets	2.98%†	3.21%	3.26%	3.54%	3.66%	4.06%

Portfolio turnover rate	5.00%	20.43%	—	13.66%	—	9.57%

See footnotes on page 62.

46

Financial Highlights (unaudited)

Georgia Series (continued)

CLASS D

	Six Months Ended 3/31/05	Year Ended September 30,

Per Share Data:		2004	2003	2002øø	2001	2000

Net Asset Value, Beginning of Period	$7.86	$8.03	$8.12	$7.91	$7.66	$7.76

Income from Investment Operations:

Net investment income	0.12	0.25	0.26	0.28	0.29	0.30

Net realized and unrealized gain (loss) on investments	(0.08)	(0.16)	(0.06)	0.22	0.29	0.07

Total from Investment Operations	0.04	0.09	0.20	0.50	0.58	0.37

Less Distributions:

Dividends from net investment income	(0.11)	(0.25)	(0.26)	(0.28)	(0.29)	(0.30)

Distributions from net realized capital gain	—	(0.01)	(0.03)	(0.01)	(0.04)	(0.17)

Total Distributions	(0.11)	(0.26)	(0.29)	(0.29)	(0.33)	(0.47)

Net Asset Value, End of Period	$7.79	$7.86	$8.03	$8.12	$7.91	$7.66

Total Return	0.55%	1.17%	2.55%	6.49%	7.71%	5.15%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$1,337	$1,479	$1,658	$2,010	$1,991	$2,129

Ratio of expenses to average net assets	1.89%†	1.84%	1.87%	1.79%	1.85%	1.81%

Ratio of net investment income to average net assets	2.98%†	3.21%	3.26%	3.54%	3.66%	4.06%

Portfolio turnover rate	5.00%	20.43%	—	13.66%	—	9.57%

Louisiana Series

CLASS A

	Six Months Ended 3/31/05	Year Ended September 30,

Per Share Data:		2004	2003	2002øø	2001	2000

Net Asset Value, Beginning of Period	$8.22	$8.27	$8.41	$8.15	$7.80	$7.81

Income from Investment Operations:

Net investment income	0.17	0.34	0.36	0.37	0.38	0.39

Net realized and unrealized gain (loss) on investments	(0.09)	(0.03)	(0.12)	0.26	0.37	0.04

Total from Investment Operations	0.08	0.31	0.24	0.63	0.75	0.43

Less Distributions:

Dividends from net investment income	(0.17)	(0.34)	(0.35)	(0.37)	(0.38)	(0.39)

Distributions from net realized capital gain	(0.03)	(0.02)	(0.03)	—	(0.02)	(0.05)

Total Distributions	(0.20)	(0.36)	(0.38)	(0.37)	(0.40)	(0.44)

Net Asset Value, End of Period	$8.10	$8.22	$8.27	$8.41	$8.15	$7.80

Total Return	0.94%	3.77%	3.03%	7.94%	9.77%	5.70%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$40,290	$41,960	$46,181	$49,356	$49,267	$47,099

Ratio of expenses to average net assets	0.95%†	0.91%	0.94%	0.87%	0.89%	0.88%

Ratio of net investment income to average net assets	4.13%†	4.14%	4.33%	4.56%	4.71%	5.10%

Portfolio turnover rate	2.50%	2.51%	—	11.19%	4.99%	—

See footnotes on page 62.

47

Financial Highlights (unaudited)

Louisiana Series (continued)

CLASS C

	Six Months Ended 3/31/05	Year Ended September 30,

Per Share Data:		2004	2003	2002øø	2001	2000

Net Asset Value, Beginning of Period	$8.22	$8.27	$8.41	$8.15	$7.80	$7.80

Income from Investment Operations:

Net investment income	0.13	0.27	0.28	0.30	0.30	0.32

Net realized and unrealized gain (loss) on investments	(0.09)	(0.04)	(0.11)	0.25	0.37	0.05

Total from Investment Operations	0.04	0.23	0.17	0.55	0.67	0.37

Less Distributions:

Dividends from net investment income	(0.13)	(0.26)	(0.28)	(0.29)	(0.30)	(0.32)

Distributions from net realized capital gain	(0.03)	(0.02)	(0.03)	—	(0.02)	(0.05)

Total Distributions	(0.16)	(0.28)	(0.31)	(0.29)	(0.32)	(0.37)

Net Asset Value, End of Period	$8.10	$8.22	$8.27	$8.41	$8.15	$7.80

Total Return	0.48%	2.84%	2.11%	6.98%	8.78%	4.88%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$718	$698	$687	$769	$873	$581

Ratio of expenses to average net assets	1.85%†	1.81%	1.84%	1.77%	1.79%	1.78%

Ratio of net investment income to average net assets	3.23%†	3.24%	3.43%	3.66%	3.81%	4.20%

Portfolio turnover rate	2.50%	2.51%	—	11.19%	4.99%	—

CLASS D

	Six Months Ended 3/31/05	Year Ended September 30,

Per Share Data:		2004	2003	2002øø	2001	2000

Net Asset Value, Beginning of Period	$8.22	$8.27	$8.41	$8.15	$7.80	$7.80

Income from Investment Operations:

Net investment income	0.13	0.27	0.28	0.30	0.30	0.32

Net realized and unrealized gain (loss) on investments	(0.09)	(0.04)	(0.11)	0.25	0.37	0.05

Total from Investment Operations	0.04	0.23	0.17	0.55	0.67	0.37

Less Distributions:

Dividends from net investment income	(0.13)	(0.26)	(0.28)	(0.29)	(0.30)	(0.32)

Distributions from net realized capital gain	(0.03)	(0.02)	(0.03)	—	(0.02)	(0.05)

Total Distributions	(0.16)	(0.28)	(0.31)	(0.29)	(0.32)	(0.37)

Net Asset Value, End of Period	$8.10	$8.22	$8.27	$8.41	$8.15	$7.80

Total Return	0.48%	2.84%	2.11%	6.98%	8.78%	4.88%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$463	$464	$843	$1,123	$970	$721

Ratio of expenses to average net assets	1.85%†	1.81%	1.84%	1.77%	1.79%	1.78%

Ratio of net investment income to average net assets	3.23%†	3.24%	3.43%	3.66%	3.81%	4.20%

Portfolio turnover rate	2.50%	2.51%	—	11.19%	4.99%	—

See footnotes on page 62.

48

Financial Highlights (unaudited)

Maryland Series

CLASS A

	Six Months Ended 3/31/05	Year Ended September 30,

Per Share Data:		2004	2003	2002øø	2001	2000

Net Asset Value, Beginning of Period	$8.03	$8.05	$8.27	$8.08	$7.79	$7.79

Income from Investment Operations:

Net investment income	0.15	0.31	0.32	0.36	0.39	0.39

Net realized and unrealized gain (loss) on investments	(0.04)	—	(0.14)	0.22	0.29	—

Total from Investment Operations	0.11	0.31	0.18	0.58	0.68	0.39

Less Distributions:

Dividends from net investment income	(0.15)	(0.31)	(0.31)	(0.36)	(0.39)	(0.39)

Distributions from net realized capital gain	(0.04)	(0.02)	(0.09)	(0.03)	—	—

Total Distributions	(0.19)	(0.33)	(0.40)	(0.39)	(0.39)	(0.39)

Net Asset Value, End of Period	$7.95	$8.03	$8.05	$8.27	$8.08	$7.79

Total Return	1.45%	3.94%	2.29%	7.33%	8.83%	5.26%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$39,704	$41,082	$45,239	$47,787	$46,234	$48,042

Ratio of expenses to average net assets	0.97%†	0.93%	0.96%	0.90%	0.91%	0.91%

Ratio of net investment income to average net assets	3.86%†	3.89%	3.92%	4.47%	4.82%	5.10%

Portfolio turnover rate	3.94%	5.66%	10.98%	19.30%	—	9.76%

CLASS C

	Six Months Ended 3/31/05	Year Ended September 30,

Per Share Data:		2004	2003	2002øø	2001	2000

Net Asset Value, Beginning of Period	$8.05	$8.06	$8.29	$8.09	$7.80	$7.80

Income from Investment Operations:

Net investment income	0.12	0.24	0.24	0.29	0.32	0.32

Net realized and unrealized gain (loss) on investments	(0.05)	0.01	(0.14)	0.23	0.29	—

Total from Investment Operations	0.07	0.25	0.10	0.52	0.61	0.32

Less Distributions:

Dividends from net investment income	(0.12)	(0.24)	(0.24)	(0.29)	(0.32)	(0.32)

Distributions from net realized capital gain	(0.04)	(0.02)	(0.09)	(0.03)	—	—

Total Distributions	(0.16)	(0.26)	(0.33)	(0.32)	(0.32)	(0.32)

Net Asset Value, End of Period	$7.96	$8.05	$8.06	$8.29	$8.09	$7.80

Total Return	0.86%	3.13%	1.25%	6.49%	7.86%	4.32%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$373	$419	$444	$480	$417	$161

Ratio of expenses to average net assets	1.87%†	1.83%	1.86%	1.80%	1.81%	1.81%

Ratio of net investment income to average net assets	2.96%†	2.99%	3.02%	3.57%	3.92%	4.20%

Portfolio turnover rate	3.94%	5.66%	10.98%	19.30%	—	9.76%

See footnotes on page 62.

49

Financial Highlights (unaudited)

Maryland Series (continued)

CLASS D

	Six Months Ended 3/31/05	Year Ended September 30,

Per Share Data:		2004	2003	2002øø	2001	2000

Net Asset Value, Beginning of Period	$8.05	$8.06	$8.29	$8.09	$7.80	$7.80

Income from Investment Operations:

Net investment income	0.12	0.23	0.24	0.29	0.32	0.32

Net realized and unrealized gain (loss) on investments	(0.05)	0.02	(0.14)	0.23	0.29	—

Total from Investment Operations	0.07	0.25	0.10	0.52	0.61	0.32

Less Distributions:

Dividends from net investment income	(0.12)	(0.24)	(0.24)	(0.29)	(0.32)	(0.32)

Distributions from net realized capital gain	(0.04)	(0.02)	(0.09)	(0.03)	—	—

Total Distributions	(0.16)	(0.26)	(0.33)	(0.32)	(0.32)	(0.32)

Net Asset Value, End of Period	$7.96	$8.05	$8.06	$8.29	$8.09	$7.80

Total Return	0.86%	3.13%	1.25%	6.49%	7.86%	4.32%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$2,058	$2,016	$2,291	$2,352	$2,216	$2,179

Ratio of expenses to average net assets	1.87%†	1.83%	1.86%	1.80%	1.81%	1.81%

Ratio of net investment income to average net assets	2.96%†	2.99%	3.02%	3.57%	3.92%	4.20%

Portfolio turnover rate	3.94%	5.66%	10.98%	19.30%	—	9.76%

Massachusetts Series

CLASS A

	Six Months Ended 3/31/05	Year Ended September 30,

Per Share Data:		2004	2003	2002øø	2001	2000

Net Asset Value, Beginning of Period	$8.27	$8.34	$8.38	$8.01	$7.48	$7.47

Income from Investment Operations:

Net investment income	0.17	0.33	0.33	0.35	0.35	0.36

Net realized and unrealized gain (loss) on investments	(0.11)	(0.07)	(0.05)	0.37	0.53	0.07

Total from Investment Operations	0.06	0.26	0.28	0.72	0.88	0.43

Less Distributions:

Dividends from net investment income	(0.16)	(0.33)	(0.32)	(0.35)	(0.35)	(0.36)

Distributions from net realized capital gain	(0.02)	‡	—	—	—	(0.06)

Total Distributions	(0.18)	(0.33)	(0.32)	(0.35)	(0.35)	(0.42)

Net Asset Value, End of Period	$8.15	$8.27	$8.34	$8.38	$8.01	$7.48

Total Return	0.81%	3.18%	3.48%	9.28%	12.01%	5.97%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$72,079	$76,118	$83,379	$87,225	$85,336	$81,487

Ratio of expenses to average net assets	0.91%†	0.89%	0.92%	0.86%	0.89%	0.86%

Ratio of net investment income to average net assets	4.04%†	3.98%	3.96%	4.42%	4.52%	4.95%

Portfolio turnover rate	—	1.97%	2.42%	5.74%	5.09%	22.46%

See footnotes on page 62.

50

Financial Highlights (unaudited)

Massachusetts Series (continued)

CLASS C

	Six Months Ended 3/31/05	Year Ended September 30,

Per Share Data:		2004	2003	2002øø	2001	2000

Net Asset Value, Beginning of Period	$8.27	$8.34	$8.37	$8.01	$7.48	$7.47

Income from Investment Operations:

Net investment income	0.13	0.26	0.25	0.28	0.28	0.29

Net realized and unrealized gain (loss) on investments	(0.10)	(0.08)	(0.03)	0.36	0.53	0.07

Total from Investment Operations	0.03	0.18	0.22	0.64	0.81	0.36

Less Distributions:

Dividends from net investment income	(0.13)	(0.25)	(0.25)	(0.28)	(0.28)	(0.29)

Distributions from net realized capital gain	(0.02)	‡	—	—	—	(0.06)

Total Distributions	(0.15)	(0.25)	(0.25)	(0.28)	(0.28)	(0.35)

Net Asset Value, End of Period	$8.15	$8.27	$8.34	$8.37	$8.01	$7.48

Total Return	0.36%	2.25%	2.68%	8.17%	11.00%	5.01%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$2,862	$3,052	$3,284	$1,513	$1,009	$283

Ratio of expenses to average net assets	1.81%†	1.79%	1.82%	1.76%	1.79%	1.76%

Ratio of net investment income to average net assets	3.14%†	3.08%	3.06%	3.52%	3.62%	4.05%

Portfolio turnover rate	—	1.97%	2.42%	5.74%	5.09%	22.46%

CLASS D

	Six Months Ended 3/31/05	Year Ended September 30,

Per Share Data:		2004	2003	2002øø	2001	2000

Net Asset Value, Beginning of Period	$8.27	$8.34	$8.37	$8.01	$7.48	$7.47

Income from Investment Operations:

Net investment income	0.13	0.26	0.25	0.28	0.28	0.29

Net realized and unrealized gain (loss) on investments	(0.10)	(0.08)	(0.03)	0.36	0.53	0.07

Total from Investment Operations	0.03	0.18	0.22	0.64	0.81	0.36

Less Distributions:

Dividends from net investment income	(0.13)	(0.25)	(0.25)	(0.28)	(0.28)	(0.29)

Distributions from net realized capital gain	(0.02)	‡	—	—	—	(0.06)

Total Distributions	(0.15)	(0.25)	(0.25)	(0.28)	(0.28)	(0.35)

Net Asset Value, End of Period	$8.15	$8.27	$8.34	$8.37	$8.01	$7.48

Total Return	0.36%	2.25%	2.68%	8.17%	11.00%	5.01%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$635	$785	$1,293	$1,725	$1,721	$1,436

Ratio of expenses to average net assets	1.81%†	1.79%	1.82%	1.76%	1.79%	1.76%

Ratio of net investment income to average net assets	3.14%†	3.08%	3.06%	3.52%	3.62%	4.05%

Portfolio turnover rate	—	1.97%	2.42%	5.74%	5.09%	22.46%

See footnotes on page 62.

51

Financial Highlights (unaudited)

Michigan Series

CLASS A

	Six Months Ended 3/31/05	Year Ended September 30,

Per Share Data:		2004	2003	2002øø	2001	2000

Net Asset Value, Beginning of Period	$8.57	$8.64	$8.64	$8.47	$8.11	$8.04

Income from Investment Operations:

Net investment income	0.18	0.35	0.32	0.38	0.40	0.41

Net realized and unrealized gain (loss) on investments	(0.14)	(0.06)	0.04	0.21	0.39	0.10

Total from Investment Operations	0.04	0.29	0.36	0.59	0.79	0.51

Less Distributions:

Dividends from net investment income	(0.17)	(0.34)	(0.32)	(0.38)	(0.40)	(0.41)

Distributions from net realized capital gain	**	(0.02)	(0.04)	(0.04)	(0.03)	(0.03)

Total Distributions	(0.17)	(0.36)	(0.36)	(0.42)	(0.43)	(0.44)

Net Asset Value, End of Period	$8.44	$8.57	$8.64	$8.64	$8.47	$8.11

Total Return	0.50%	3.51%	4.24%	7.23%	9.98%	6.62%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$103,674	$108,791	$116,487	$123,283	$122,978	$117,241

Ratio of expenses to average net assets	0.90%†	0.87%	0.91%	0.86%	0.70%	0.70%

Ratio of net investment income to average net assets	4.11%†	4.08%	3.79%	4.51%	4.85%	5.20%

Portfolio turnover rate	3.35%	—	6.10%	1.66%	11.63%	7.80%

Without expense reimbursement:*

Ratio of expenses to average net assets					0.85%	0.84%

Ratio of net investment income to average net assets					4.70%	5.06%

CLASS C

	Six Months Ended 3/31/05	Year Ended September 30,

Per Share Data:		2004	2003	2002øø	2001	2000

Net Asset Value, Beginning of Period	$8.56	$8.63	$8.63	$8.46	$8.10	$8.03

Income from Investment Operations:

Net investment income	0.14	0.27	0.25	0.30	0.33	0.34

Net realized and unrealized gain (loss) on investments	(0.14)	(0.05)	0.03	0.21	0.39	0.10

Total from Investment Operations	(0.00)	0.22	0.28	0.51	0.72	0.44

Less Distributions:

Dividends from net investment income	(0.13)	(0.27)	(0.24)	(0.30)	(0.33)	(0.34)

Distributions from net realized capital gain	**	(0.02)	(0.04)	(0.04)	(0.03)	(0.03)

Total Distributions	(0.13)	(0.29)	(0.28)	(0.34)	(0.36)	(0.37)

Net Asset Value, End of Period	$8.43	$8.56	$8.63	$8.63	$8.46	$8.10

Total Return	0.05%	2.59%	3.32%	6.28%	8.99%	5.68%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$961	$851	$728	$1,169	$899	$356

Ratio of expenses to average net assets	1.80%†	1.77%	1.81%	1.76%	1.60%	1.60%

Ratio of net investment income to average net assets	3.21%†	3.18%	2.89%	3.61%	3.95%	4.30%

Portfolio turnover rate	3.35%	—	6.10%	1.66%	11.63%	7.80%

Without expense reimbursement:*

Ratio of expenses to average net assets					1.75%	1.74%

Ratio of net investment income to average net assets					3.80%	4.16%

See footnotes on page 62.

52

Financial Highlights (unaudited)

Michigan Series (continued)

CLASS D

	Six Months Ended 3/31/05	Year Ended September 30,

Per Share Data:		2004	2003	2002øø	2001	2000

Net Asset Value, Beginning of Period	$8.56	$8.63	$8.63	$8.46	$8.10	$8.03

Income from Investment Operations:

Net investment income	0.14	0.27	0.25	0.30	0.33	0.34

Net realized and unrealized gain (loss) on investments	(0.14)	(0.05)	0.03	0.21	0.39	0.10

Total from Investment Operations	(0.00)	0.22	0.28	0.51	0.72	0.44

Less Distributions:

Dividends from net investment income	(0.13)	(0.27)	(0.24)	(0.30)	(0.33)	(0.34)

Distributions from net realized capital gain	**	(0.02)	(0.04)	(0.04)	(0.03)	(0.03)

Total Distributions	(0.13)	(0.29)	(0.28)	(0.34)	(0.36)	(0.37)

Net Asset Value, End of Period	$8.43	$8.56	$8.63	$8.63	$8.46	$8.10

Total Return	0.05%	2.59%	3.32%	6.28%	8.99%	5.68%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$2,175	$2,583	$2,093	$1,977	$2,015	$1,605

Ratio of expenses to average net assets	1.80%†	1.77%	1.81%	1.76%	1.60%	1.60%

Ratio of net investment income to average net assets	3.21%†	3.18%	2.89%	3.61%	3.95%	4.30%

Portfolio turnover rate	3.35%	—	6.10%	1.66%	11.63%	7.80%

Without expense reimbursement:*

Ratio of expenses to average net assets					1.75%	1.74%

Ratio of net investment income to average net assets					3.80%	4.16%

Minnesota Series

CLASS A

	Six Months Ended 3/31/05	Year Ended September 30,

Per Share Data:		2004	2003	2002øø	2001	2000

Net Asset Value, Beginning of Period	$7.83	$7.87	$7.92	$7.72	$7.34	$7.36

Income from Investment Operations:

Net investment income	0.15	0.31	0.29	0.35	0.34	0.36

Net realized and unrealized gain (loss) on investments	(0.10)	(0.05)	(0.06)	0.19	0.38	0.02

Total from Investment Operations	0.05	0.26	0.23	0.54	0.72	0.38

Less Distributions:

Dividends from net investment income	(0.15)	(0.30)	(0.28)	(0.34)	(0.34)	(0.36)

Distributions from net realized capital gain	—	—	—	—	—	(0.04)

Total Distributions	(0.15)	(0.30)	(0.28)	(0.34)	(0.34)	(0.40)

Net Asset Value, End of Period	$7.73	$7.83	$7.87	$7.92	$7.72	$7.34

Total Return	0.66%	3.41%	3.02%	7.20%	10.02%	5.35%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$87,269	$91,022	$96,175	$99,368	$98,452	$96,475

Ratio of expenses to average net assets	0.92%†	0.88%	0.93%	0.85%	0.89%	0.87%

Ratio of net investment income to average net assets	3.96%†	3.95%	3.69%	4.49%	4.52%	4.95%

Portfolio turnover rate	4.87%	1.85%	9.37%	8.09%	1.02%	12.38%

See footnotes on page 62.

53

Financial Highlights (unaudited)

Minnesota Series (continued)

CLASS C

	Six Months Ended 3/31/05	Year Ended September 30,

Per Share Data:		2004	2003	2002øø	2001	2000

Net Asset Value, Beginning of Period	$7.83	$7.87	$7.93	$7.72	$7.34	$7.36

Income from Investment Operations:

Net investment income	0.12	0.24	0.22	0.28	0.28	0.29

Net realized and unrealized gain (loss) on investments	(0.10)	(0.05)	(0.07)	0.20	0.38	0.02

Total from Investment Operations	0.02	0.19	0.15	0.48	0.66	0.31

Less Distributions:

Dividends from net investment income	(0.12)	(0.23)	(0.21)	(0.27)	(0.28)	(0.29)

Distributions from net realized capital gain	—	—	—	—	—	(0.04)

Total Distributions	(0.12)	(0.23)	(0.21)	(0.27)	(0.28)	(0.33)

Net Asset Value, End of Period	$7.73	$7.83	$7.87	$7.93	$7.72	$7.34

Total Return	0.21%	2.49%	1.97%	6.38%	9.04%	4.42%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$240	$390	$555	$432	$275	$23

Ratio of expenses to average net assets	1.82%†	1.78%	1.83%	1.75%	1.79%	1.77%

Ratio of net investment income to average net assets	3.06%†	3.05%	2.79%	3.59%	3.62%	4.05%

Portfolio turnover rate	4.87%	1.85%	9.37%	8.09%	1.02%	12.38%

CLASS D

	Six Months Ended 3/31/05	Year Ended September 30,

Per Share Data:		2004	2003	2002øø	2001	2000

Net Asset Value, Beginning of Period	$7.83	$7.87	$7.93	$7.72	$7.34	$7.36

Income from Investment Operations:

Net investment income	0.12	0.24	0.22	0.28	0.28	0.29

Net realized and unrealized gain (loss) on investments	(0.10)	(0.05)	(0.07)	0.20	0.38	0.02

Total from Investment Operations	0.02	0.19	0.15	0.48	0.66	0.31

Less Distributions:

Dividends from net investment income	(0.12)	(0.23)	(0.21)	(0.27)	(0.28)	(0.29)

Distributions from net realized capital gain	—	—	—	—	—	(0.04)

Total Distributions	(0.12)	(0.23)	(0.21)	(0.27)	(0.28)	(0.33)

Net Asset Value, End of Period	$7.73	$7.83	$7.87	$7.93	$7.72	$7.34

Total Return	0.21%	2.49%	1.97%	6.38%	9.04%	4.42%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$1,080	$1,315	$1,370	$1,779	$1,575	$1,629

Ratio of expenses to average net assets	1.82%†	1.78%	1.83%	1.75%	1.79%	1.77%

Ratio of net investment income to average net assets	3.06%†	3.05%	2.79%	3.59%	3.62%	4.05%

Portfolio turnover rate	4.87%	1.85%	9.37%	8.09%	1.02%	12.38%

See footnotes on page 62.

54

Financial Highlights (unaudited)

Missouri Series

CLASS A

	Six Months Ended 3/31/05	Year Ended September 30,

Per Share Data:		2004	2003	2002øø	2001	2000

Net Asset Value, Beginning of Period	$7.89	$7.94	$8.02	$7.81	$7.37	$7.29

Income from Investment Operations:

Net investment income	0.16	0.30	0.30	0.34	0.34	0.35

Net realized and unrealized gain (loss) on investments	(0.08)	(0.04)	(0.06)	0.26	0.47	0.09

Total from Investment Operations	0.08	0.26	0.24	0.60	0.81	0.44

Less Distributions:

Dividends from net investment income	(0.15)	(0.30)	(0.30)	(0.34)	(0.34)	(0.35)

Distributions from net realized capital gain	(0.01)	(0.01)	(0.02)	(0.05)	(0.03)	(0.01)

Total Distributions	(0.16)	(0.31)	(0.32)	(0.39)	(0.37)	(0.36)

Net Asset Value, End of Period	$7.81	$7.89	$7.94	$8.02	$7.81	$7.37

Total Return	1.03%	3.38%	2.98%	7.89%	11.26%	6.19%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$32,451	$33,899	$36,409	$38,519	$37,879	$38,529

Ratio of expenses to average net assets	0.97%†	0.94%	0.97%	0.90%	0.94%	0.93%

Ratio of net investment income to average net assets	3.99%†	3.83%	3.79%	4.37%	4.44%	4.83%

Portfolio turnover rate	—	3.99%	2.95%	4.04%	5.70%	6.00%

CLASS C

	Six Months Ended 3/31/05	Year Ended September 30,

Per Share Data:		2004	2003	2002øø	2001	2000

Net Asset Value, Beginning of Period	$7.89	$7.95	$8.02	$7.81	$7.37	$7.29

Income from Investment Operations:

Net investment income	0.12	0.23	0.23	0.27	0.27	0.28

Net realized and unrealized gain (loss) on investments	(0.07)	(0.05)	(0.05)	0.26	0.47	0.09

Total from Investment Operations	0.05	0.18	0.18	0.53	0.74	0.37

Less Distributions:

Dividends from net investment income	(0.12)	(0.23)	(0.23)	(0.27)	(0.27)	(0.28)

Distributions from net realized capital gain	(0.01)	(0.01)	(0.02)	(0.05)	(0.03)	(0.01)

Total Distributions	(0.13)	(0.24)	(0.25)	(0.32)	(0.30)	(0.29)

Net Asset Value, End of Period	$7.81	$7.89	$7.95	$8.02	$7.81	$7.37

Total Return	0.57%	2.33%	2.18%	6.92%	10.27%	5.27%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$159	$139	$88	$82	$75	$22

Ratio of expenses to average net assets	1.87%†	1.84%	1.87%	1.80%	1.84%	1.83%

Ratio of net investment income to average net assets	3.09%†	2.93%	2.90%	3.47%	3.54%	3.93%

Portfolio turnover rate	—	3.99%	2.95%	4.04%	5.70%	6.00%

See footnotes on page 62.

55

Financial Highlights (unaudited)

Missouri Series (continued)

CLASS D

	Six Months Ended 3/31/05	Year Ended September 30,

Per Share Data:		2004	2003	2002øø	2001	2000

Net Asset Value, Beginning of Period	$7.89	$7.95	$8.02	$7.81	$7.37	$7.29

Income from Investment Operations:

Net investment income	0.12	0.23	0.23	0.27	0.27	0.28

Net realized and unrealized gain (loss) on investments	(0.07)	(0.05)	(0.05)	0.26	0.47	0.09

Total from Investment Operations	0.05	0.18	0.18	0.53	0.74	0.37

Less Distributions:

Dividends from net investment income	(0.12)	(0.23)	(0.23)	(0.27)	(0.27)	(0.28)

Distributions from net realized capital gain	(0.01)	(0.01)	(0.02)	(0.05)	(0.03)	(0.01)

Total Distributions	(0.13)	(0.24)	(0.25)	(0.32)	(0.30)	(0.29)

Net Asset Value, End of Period	$7.81	$7.89	$7.95	$8.02	$7.81	$7.37

Total Return	0.57%	2.33%	2.18%	6.92%	10.27%	5.27%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$386	$345	$511	$600	$575	$321

Ratio of expenses to average net assets	1.87%†	1.84%	1.86%	1.80%	1.84%	1.83%

Ratio of net investment income to average net assets	3.09%†	2.93%	2.90%	3.47%	3.54%	3.93%

Portfolio turnover rate	—	3.99%	2.95%	4.04%	5.70%	6.00%

New York Series

CLASS A

	Six Months Ended 3/31/05	Year Ended September 30,

Per Share Data:		2004	2003	2002øø	2001	2000

Net Asset Value, Beginning of Period	$8.27	$8.34	$8.43	$8.16	$7.77	$7.70

Income from Investment Operations:

Net investment income	0.17	0.35	0.34	0.36	0.38	0.39

Net realized and unrealized gain (loss) on investments	(0.05)	(0.06)	(0.07)	0.27	0.45	0.08

Total from Investment Operations	0.12	0.29	0.27	0.63	0.83	0.47

Less Distributions:

Dividends from net investment income	(0.17)	(0.34)	(0.34)	(0.36)	(0.38)	(0.39)

Distributions from net realized capital gain	ø	(0.02)	(0.02)	—	(0.06)	(0.01)

Total Distributions	(0.17)	(0.36)	(0.36)	(0.36)	(0.44)	(0.40)

Net Asset Value, End of Period	$8.22	$8.27	$8.34	$8.43	$8.16	$7.77

Total Return	1.42%	3.60%	3.24%	7.94%	10.90%	6.28%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$70,581	$71,698	$80,452	$83,723	$82,482	$69,549

Ratio of expenses to average net assets	0.90%†	0.88%	0.91%	0.87%	0.70%	0.70%

Ratio of net investment income to average net assets	4.05%†	4.18%	4.11%	4.43%	4.70%	5.17%

Portfolio turnover rate	4.18%	—	6.35%	19.43%	8.15%	7.30%

Without expense reimbursement:*

Ratio of expenses to average net assets					0.83%	0.83%

Ratio of net investment income to average net assets					4.57%	5.04%

See footnotes on page 62.

56

Financial Highlights (unaudited)

New York Series (continued)

CLASS C

	Six Months Ended 3/31/05	Year Ended September 30,

Per Share Data:		2004	2003	2002øø	2001	2000

Net Asset Value, Beginning of Period	$8.29	$8.35	$8.44	$8.17	$7.78	$7.70

Income from Investment Operations:

Net investment income	0.13	0.27	0.27	0.29	0.30	0.32

Net realized and unrealized gain (loss) on investments	(0.06)	(0.04)	(0.07)	0.27	0.45	0.09

Total from Investment Operations	0.07	0.23	0.20	0.56	0.75	0.41

Less Distributions:

Dividends from net investment income	(0.13)	(0.27)	(0.27)	(0.29)	(0.30)	(0.32)

Distributions from net realized capital gain	ø	(0.02)	(0.02)	—	(0.06)	(0.01)

Total Distributions	(0.13)	(0.29)	(0.29)	(0.29)	(0.36)	(0.33)

Net Asset Value, End of Period	$8.23	$8.29	$8.35	$8.44	$8.17	$7.78

Total Return	0.84%	2.79%	2.32%	6.98%	9.88%	5.46%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$5,145	$5,732	$7,295	$7,005	$3,624	$402

Ratio of expenses to average net assets	1.80%†	1.78%	1.81%	1.77%	1.60%	1.60%

Ratio of net investment income to average net assets	3.15%†	3.28%	3.21%	3.53%	3.80%	4.27%

Portfolio turnover rate	4.18%	—	6.35%	19.43%	8.15%	7.30%

Without expense reimbursement:*

Ratio of expenses to average net assets					1.73%	1.73%

Ratio of net investment income to average net assets					3.67%	4.14%

CLASS D

	Six Months Ended 3/31/05	Year Ended September 30,

Per Share Data:		2004	2003	2002øø	2001	2000

Net Asset Value, Beginning of Period	$8.29	$8.35	$8.44	$8.17	$7.78	$7.70

Income from Investment Operations:

Net investment income	0.13	0.27	0.27	0.29	0.30	0.32

Net realized and unrealized gain (loss) on investments	(0.06)	(0.04)	(0.07)	0.27	0.45	0.09

Total from Investment Operations	0.07	0.23	0.20	0.56	0.75	0.41

Less Distributions:

Dividends from net investment income	(0.13)	(0.27)	(0.27)	(0.29)	(0.30)	(0.32)

Distributions from net realized capital gain	ø	(0.02)	(0.02)	—	(0.06)	(0.01)

Total Distributions	(0.13)	(0.29)	(0.29)	(0.29)	(0.36)	(0.33)

Net Asset Value, End of Period	$8.23	$8.29	$8.35	$8.44	$8.17	$7.78

Total Return	0.84%	2.79%	2.32%	6.98%	9.88%	5.46%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$2,488	$2,437	$2,653	$3,521	$3,297	$2,593

Ratio of expenses to average net assets	1.80%†	1.78%	1.81%	1.77%	1.60%	1.60%

Ratio of net investment income to average net assets	3.15%†	3.28%	3.21%	3.53%	3.80%	4.27%

Portfolio turnover rate	4.18%	—	6.35%	19.43%	8.15%	7.30%

Without expense reimbursement:*

Ratio of expenses to average net assets					1.73%	1.73%

Ratio of net investment income to average net assets					3.67%	4.14%

See footnotes on page 62.

57

Financial Highlights (unaudited)

Ohio Series

CLASS A

	Six Months Ended 3/31/05	Year Ended September 30,

Per Share Data:		2004	2003	2002øø	2001	2000

Net Asset Value, Beginning of Period	$8.10	$8.14	$8.26	$8.03	$7.64	$7.64

Income from Investment Operations:

Net investment income	0.16	0.31	0.32	0.36	0.38	0.39

Net realized and unrealized gain (loss) on investments	(0.06)	(0.02)	(0.11)	0.23	0.39	0.02

Total from Investment Operations	0.10	0.29	0.21	0.59	0.77	0.41

Less Distributions:

Dividends from net investment income	(0.16)	(0.31)	(0.32)	(0.36)	(0.38)	(0.39)

Distributions from net realized capital gain	(0.03)	(0.02)	(0.01)	ø	ø	(0.02)

Total Distributions	(0.19)	(0.33)	(0.33)	(0.36)	(0.38)	(0.41)

Net Asset Value, End of Period	$8.01	$8.10	$8.14	$8.26	$8.03	$7.64

Total Return	1.14%	3.69%	2.63%	7.59%	10.30%	5.58%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$110,076	$114,544	$122,692	$129,662	$128,433	$128,364

Ratio of expenses to average net assets	0.89%†	0.87%	0.91%	0.85%	0.70%	0.71%

Ratio of net investment income to average net assets	3.98%†	3.88%	3.97%	4.51%	4.81%	5.21%

Portfolio turnover rate	1.63%	—	6.79%	0.79%	7.57%	9.02%

Without expense reimbursement:*

Ratio of expenses to average net assets					0.84%	0.84%

Ratio of net investment income to average net assets					4.67%	5.08%

CLASS C

	Six Months Ended 3/31/05	Year Ended September 30,

Per Share Data:		2004	2003	2002øø	2001	2000

Net Asset Value, Beginning of Period	$8.15	$8.18	$8.31	$8.08	$7.69	$7.68

Income from Investment Operations:

Net investment income	0.12	0.24	0.25	0.29	0.31	0.33

Net realized and unrealized gain (loss) on investments	(0.06)	(0.01)	(0.12)	0.23	0.39	0.03

Total from Investment Operations	0.06	0.23	0.13	0.52	0.70	0.36

Less Distributions:

Dividends from net investment income	(0.12)	(0.24)	(0.25)	(0.29)	(0.31)	(0.33)

Distributions from net realized capital gain	(0.03)	(0.02)	(0.01)	ø	ø	(0.02)

Total Distributions	(0.15)	(0.26)	(0.26)	(0.29)	(0.31)	(0.35)

Net Asset Value, End of Period	$8.06	$8.15	$8.18	$8.31	$8.08	$7.69

Total Return	0.68%	2.87%	1.58%	6.61%	9.26%	4.78%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$910	$1,005	$1,339	$1,331	$812	$222

Ratio of expenses to average net assets	1.79%†	1.77%	1.81%	1.75%	1.60%	1.61%

Ratio of net investment income to average net assets	3.08%†	2.98%	3.07%	3.61%	3.91%	4.31%

Portfolio turnover rate	1.63%	—	6.79%	0.79%	7.57%	9.02%

Without expense reimbursement:*

Ratio of expenses to average net assets					1.74%	1.74%

Ratio of net investment income to average net assets					3.77%	4.18%

See footnotes on page 62.

58

Financial Highlights (unaudited)

Ohio Series (continued)

CLASS D

	Six Months Ended 3/31/05	Year Ended September 30,

Per Share Data:		2004	2003	2002øø	2001	2000

Net Asset Value, Beginning of Period	$8.15	$8.18	$8.31	$8.08	$7.69	$7.68

Income from Investment Operations:

Net investment income	0.12	0.24	0.25	0.29	0.31	0.33

Net realized and unrealized gain (loss) on investments	(0.06)	(0.01)	(0.12)	0.23	0.39	0.03

Total from Investment Operations	0.06	0.23	0.13	0.52	0.70	0.36

Less Distributions:

Dividends from net investment income	(0.12)	(0.24)	(0.25)	(0.29)	(0.31)	(0.33)

Distributions from net realized capital gain	(0.03)	(0.02)	(0.01)	ø	ø	(0.02)

Total Distributions	(0.15)	(0.26)	(0.26)	(0.29)	(0.31)	(0.35)

Net Asset Value, End of Period	$8.06	$8.15	$8.18	$8.31	$8.08	$7.69

Total Return	0.68%	2.87%	1.58%	6.61%	9.26%	4.78%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$800	$1,012	$1,440	$1,683	$1,583	$1,425

Ratio of expenses to average net assets	1.79%†	1.77%	1.81%	1.75%	1.60%	1.61%

Ratio of net investment income to average net assets	3.08%†	2.98%	3.07%	3.61%	3.91%	4.31%

Portfolio turnover rate	1.63%	—	6.79%	0.79%	7.57%	9.02%

Without expense reimbursement:*

Ratio of expenses to average net assets					1.74%	1.74%

Ratio of net investment income to average net assets					3.77%	4.18%

Oregon Series

CLASS A

	Six Months Ended 3/31/05	Year Ended September 30,

Per Share Data:		2004	2003	2002øø	2001	2000

Net Asset Value, Beginning of Period	$7.91	$7.94	$8.03	$7.85	$7.47	$7.48

Income from Investment Operations:

Net investment income	0.16	0.32	0.31	0.34	0.35	0.36

Net realized and unrealized gain (loss) on investments	(0.06)	(0.03)	(0.07)	0.23	0.42	0.04

Total from Investment Operations	0.10	0.29	0.24	0.57	0.77	0.40

Less Distributions:

Dividends from net investment income	(0.15)	(0.31)	(0.30)	(0.34)	(0.35)	(0.36)

Distributions from net realized capital gain	(0.01)	(0.01)	(0.03)	(0.05)	(0.04)	(0.05)

Total Distributions	(0.16)	(0.32)	(0.33)	(0.39)	(0.39)	(0.41)

Net Asset Value, End of Period	$7.85	$7.91	$7.94	$8.03	$7.85	$7.47

Total Return	1.25%	3.73%	3.10%	7.41%	10.52%	5.55%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$55,027	$56,182	$56,365	$60,143	$54,994	$52,890

Ratio of expenses to average net assets	0.93%†	0.91%	0.95%	0.90%	0.88%	0.89%

Ratio of net investment income to average net assets	3.95%†	4.00%	3.87%	4.34%	4.57%	4.86%

Portfolio turnover rate	0.10%	1.92%	3.56%	6.06%	14.58%	14.46%

See footnotes on page 62.

59

Financial Highlights (unaudited)

Oregon Series (continued)

CLASS C

	Six Months Ended 3/31/05	Year Ended September 30,

Per Share Data:		2004	2003	2002øø	2001	2000

Net Asset Value, Beginning of Period	$7.90	$7.93	$8.03	$7.85	$7.47	$7.48

Income from Investment Operations:

Net investment income	0.12	0.24	0.24	0.27	0.28	0.29

Net realized and unrealized gain (loss) on investments	(0.04)	(0.02)	(0.08)	0.23	0.42	0.04

Total from Investment Operations	0.08	0.22	0.16	0.50	0.70	0.33

Less Distributions:

Dividends from net investment income	(0.12)	(0.24)	(0.23)	(0.27)	(0.28)	(0.29)

Distributions from net realized capital gain	(0.01)	(0.01)	(0.03)	(0.05)	(0.04)	(0.05)

Total Distributions	(0.13)	(0.25)	(0.26)	(0.32)	(0.32)	(0.34)

Net Asset Value, End of Period	$7.85	$7.90	$7.93	$8.03	$7.85	$7.47

Total Return	0.93%	2.81%	2.05%	6.45%	9.53%	4.62%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$1,504	$1,641	$1,767	$1,511	$1,166	$364

Ratio of expenses to average net assets	1.83%†	1.81%	1.85%	1.80%	1.78%	1.79%

Ratio of net investment income to average net assets	3.05%†	3.10%	2.97%	3.44%	3.67%	3.96%

Portfolio turnover rate	0.10%	1.92%	3.56%	6.06%	14.58%	14.46%

CLASS D

	Six Months Ended 3/31/05	Year Ended September 30,

Per Share Data:		2004	2003	2002øø	2001	2000

Net Asset Value, Beginning of Period	$7.90	$7.93	$8.03	$7.85	$7.47	$7.48

Income from Investment Operations:

Net investment income	0.12	0.24	0.24	0.27	0.28	0.29

Net realized and unrealized gain (loss) on investments	(0.04)	(0.02)	(0.08)	0.23	0.42	0.04

Total from Investment Operations	0.08	0.22	0.16	0.50	0.70	0.33

Less Distributions:

Dividends from net investment income	(0.12)	(0.24)	(0.23)	(0.27)	(0.28)	(0.29)

Distributions from net realized capital gain	(0.01)	(0.01)	(0.03)	(0.05)	(0.04)	(0.05)

Total Distributions	(0.13)	(0.25)	(0.26)	(0.32)	(0.32)	(0.34)

Net Asset Value, End of Period	$7.85	$7.90	$7.93	$8.03	$7.85	$7.47

Total Return	0.93%	2.81%	2.05%	6.45%	9.53%	4.62%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$1,526	$1,517	$1,848	$2,688	$2,345	$2,465

Ratio of expenses to average net assets	1.83%†	1.81%	1.85%	1.80%	1.78%	1.79%

Ratio of net investment income to average net assets	3.05%†	3.10%	2.97%	3.44%	3.67%	3.96%

Portfolio turnover rate	0.10%	1.92%	3.56%	6.06%	14.58%	14.46%

See footnotes on page 62.

60

Financial Highlights (unaudited)

South Carolina Series

CLASS A

	Six Months Ended 3/31/05	Year Ended September 30,

Per Share Data:		2004	2003	2002øø	2001	2000

Net Asset Value, Beginning of Period	$8.18	$8.23	$8.25	$8.07	$7.66	$7.67

Income from Investment Operations:

Net investment income	0.16	0.31	0.31	0.36	0.37	0.38

Net realized and unrealized gain on investments	(0.03)	0.05	—	0.19	0.41	0.07

Total from Investment Operations	0.13	0.36	0.31	0.55	0.78	0.45

Less Distributions:

Dividends from net investment income	(0.16)	(0.30)	(0.31)	(0.36)	(0.37)	(0.38)

Distributions from net realized capital gain	(0.02)	(0.11)	(0.02)	(0.01)	—	(0.08)

Total Distributions	(0.18)	(0.41)	(0.33)	(0.37)	(0.37)	(0.46)

Net Asset Value, End of Period	$8.13	$8.18	$8.23	$8.25	$8.07	$7.66

Total Return	1.48%	4.51%	3.91%	7.00%	10.28%	6.07%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$74,521	$76,913	$79,463	$81,410	$84,109	$81,138

Ratio of expenses to average net assets	0.91%†	0.91%	0.92%	0.87%	0.88%	0.86%

Ratio of net investment income to average net assets	3.87%†	3.77%	3.83%	4.54%	4.59%	5.04%

Portfolio turnover rate	—	—	34.81%	—	2.80%	3.49%

CLASS C

	Six Months Ended 3/31/05	Year Ended September 30,

Per Share Data:		2004	2003	2002øø	2001	2000

Net Asset Value, Beginning of Period	$8.18	$8.23	$8.24	$8.06	$7.65	$7.66

Income from Investment Operations:

Net investment income	0.12	0.23	0.24	0.29	0.29	0.31

Net realized and unrealized gain on investments	(0.03)	0.06	0.01	0.19	0.41	0.07

Total from Investment Operations	0.09	0.29	0.25	0.48	0.70	0.38

Less Distributions:

Dividends from net investment income	(0.12)	(0.23)	(0.24)	(0.29)	(0.29)	(0.31)

Distributions from net realized capital gain	(0.02)	(0.11)	(0.02)	(0.01)	—	(0.08)

Total Distributions	(0.14)	(0.34)	(0.26)	(0.30)	(0.29)	(0.39)

Net Asset Value, End of Period	$8.13	$8.18	$8.23	$8.24	$8.06	$7.65

Total Return	1.03%	3.58%	3.11%	6.04%	9.30%	5.12%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$5,370	$5,200	$5,483	$3,279	$1,589	$893

Ratio of expenses to average net assets	1.81%†	1.81%	1.82%	1.77%	1.78%	1.76%

Ratio of net investment income to average net assets	2.97%†	2.87%	2.93%	3.64%	3.69%	4.14%

Portfolio turnover rate	—	—	34.81%	—	2.80%	3.49%

See footnotes on page 62.

61

Financial Highlights (unaudited)

South Carolina Series (continued)

CLASS D

	Six Months Ended 3/31/05	Year Ended September 30,

Per Share Data:		2004	2003	2002øø	2001	2000

Net Asset Value, Beginning of Period	$8.18	$8.23	$8.24	$8.06	$7.65	$7.66

Income from Investment Operations:

Net investment income	0.12	0.23	0.24	0.29	0.29	0.31

Net realized and unrealized gain on investments	(0.03)	0.06	0.01	0.19	0.41	0.07

Total from Investment Operations	0.09	0.29	0.25	0.48	0.70	0.38

Less Distributions:

Dividends from net investment income	(0.12)	(0.23)	(0.24)	(0.29)	(0.29)	(0.31)

Distributions from net realized capital gain	(0.02)	(0.11)	(0.02)	(0.01)	—	(0.08)

Total Distributions	(0.14)	(0.34)	(0.26)	(0.30)	(0.29)	(0.39)

Net Asset Value, End of Period	$8.13	$8.18	$8.23	$8.24	$8.06	$7.65

Total Return	1.03%	3.58%	3.11%	6.04%	9.30%	5.12%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$2,872	$3,035	$3,947	$4,815	$4,378	$4,443

Ratio of expenses to average net assets	1.81%†	1.81%	1.82%	1.77%	1.78%	1.76%

Ratio of net investment income to average net assets	2.97%†	2.87%	2.93%	3.64%	3.69%	4.14%

Portfolio turnover rate	—	—	34.81%	—	2.80%	3.49%

†	Annualized.
*	During the periods stated, the Manager, at its discretion, reimbursed expenses for the Michigan, New York and Ohio Series. Absent such reimbursements, returns would have been lower.
**	Capital gain of $0.001 per share was paid.
‡	Capital gain of $0.004 per share was paid.
ø	Capital gain of $0.002 per share was paid.
øø

As required, effective October 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing market discounts on purchases of portfolio securities for financial reporting purposes. The effects of this change for the year ended September 30, 2002, were to increase net investment income and decrease net realized and unrealized gain on investments per share by $0.01 for the National and Minnesota Series Classes A, C and D, and the Louisiana, Maryland and Oregon Series Classes C and D; and to increase the ratios of net investment income to average net assets of each share class for the Georgia, Michigan, New York and Ohio Series by 0.03%; the National, Colorado, Maryland and Missouri Series by 0.04%; the Louisiana, Massachusetts, and Oregon Series by 0.05%; the South Carolina Series by 0.06%; and the Minnesota Series by 0.09%. The per share data and ratios for periods prior to October 1, 2001, have not been restated.

See Notes to Financial Statements.

62

Matters Relating to the Directors’ Consideration of the Continuance of the Management Agreement

The term “Fund” refers to Seligman Municipal Fund Series, Inc. and the term “Series” refers to the National Series, the Colorado Series, the Georgia Series, the Louisiana Series, the Maryland Series, the Massachusetts Series, the Michigan Series, the Minnesota Series, the Missouri Series, the New York Series, the Ohio Series, the Oregon Series and the South Carolina Series. There is a single management agreement between the Manager and the Fund that relates to all thirteen Series.

In the discussion of Investment Results below, references to one-, three-, or ten-year periods are for those periods ended September 30, 2004. References to the most recent ten-month period are for the period ended October 31, 2004.

The directors unanimously approved the continuance of the Management Agreement with the Manager in respect of each Series at a meeting held on November 18, 2004.

In preparation for the meeting, the directors had requested and evaluated extensive materials from the Manager, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by Lipper Inc. (“Lipper”). Prior to voting, the directors reviewed the proposed continuance of the Management Agreement with management and with experienced counsel who are independent of the Manager and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed continuance. The independent directors also discussed the proposed continuance in a private session with counsel at which no representatives of the Manager were present. In reaching their determination relating to continuance of the Management Agreement in respect of each Series, the directors considered all factors they believed relevant, including the following:

1.	information comparing the performance of each of the Series to other investment companies with similar investment objectives;

2.	the nature, extent and quality of investment and administrative services rendered by the Manager;

3.	payments received by the Manager from all sources in respect of each Series and all investment companies in the Seligman Group of Funds;

4.	the costs borne by, and profitability of, the Manager and its affiliates in providing services to each Series and to all investment companies in the Seligman Group of Funds;

5.	comparative fee and expense data for each Series and other investment companies with similar investment objectives;

6.	the extent to which economies of scale would be realized as the Series grow and whether fee levels reflect any economies of scale for the benefit of investors;

7.	the Manager’s policies and practices regarding allocation of portfolio transactions of the Fund, including the extent to which the Manager benefits from soft dollar arrangements;

8.	information about “revenue sharing” arrangements that the Manager enters into in respect of each Series;

9.	portfolio turnover rates of each Series compared to other investment companies with similar investment objectives;

10.	fall-out benefits which the Manager and its affiliates receive from their relationships to the Series;

11.	the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Manager; and

12.	the terms of the Management Agreement.

The directors also considered their knowledge of the nature and quality of the services provided by the Manager to the Fund gained from their experience as directors and/or trustees of the Seligman Group of Funds, their overall confi-dence in the Manager’s integrity and competence gained from that experience and the Manager’s responsiveness to concerns raised by them in the past, including the Manager’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Seligman Group of Funds.

In their deliberations, the directors did not identify any particular information that was all-important or controlling, and each director attributed different weights to the various factors. The directors evaluated all information available to them on a Series-by-Series basis, and their determinations were made separately in respect of each Series.

The directors determined that the overall arrangements between each Series and the Manager, as provided in the Management Agreement in respect of that Series, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their reasonable judgment.

The material factors and conclusions that formed the basis for the directors’ reaching their determination to approve the continuance of the Management Agreement (including their determinations that the Manager should continue to be the investment adviser for each Series and that the fees payable to the Manager pursuant to the Management Agreement are appropriate) were separately discussed by the directors.

Nature, Extent and Quality of Services Provided by the Manager
The directors noted that, under the Management Agreement, the Manager, subject to the control of the directors, administers each Series’ business and other affairs. The Manager manages the investment of the assets of each Series, including making purchases and sales of portfolio securities consistent with such Series’ investment objective and policies. The Manager also provides each Series with such office space, administrative and other services (exclusive of, and in addition to, any such services provided by any others retained by each Series) and executive and other personnel as are necessary for Series operations. The Manager pays all of the compensation of directors of the Fund who are employees or consultants of the Manager and of the officers and employees of the Fund. The Manager also provides senior management for Seligman Data Corp. (“SDC”), a company owned by certain of the investment companies in the Seligman Group of Funds that provides shareholder services to the Fund and other investment companies in the Seligman Group of Funds at cost.

The directors considered the scope and quality of services provided by the Manager under the Management Agreement and noted that the scope of services provided had expanded over time as a result of regulatory and other developments. The directors noted that, for example, the Manager is responsible for maintaining and monitoring its own and the Fund’s compliance programs, and these compliance programs have recently been refined and enhanced in light of new regulatory requirements. The directors considered the quality of the investment research capabilities of the Manager and the other resources they have dedicated to performing services for the Fund. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors also considered the Manager’s response to recent regulatory compliance issues affecting it and other investment companies in the Seligman Group of Funds. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to each of the Series under the Management Agreement.

63

Matters Relating to the Directors’ Consideration of the Continuance of the Management Agreement (continued)

Costs of Services Provided and Profitability to the Manager
At the request of the directors, the Manager provided information concerning profitability of the Manager’s investment advisory and investment company activities and its financial condition based on historical information for 2003 and 2004 (through September 30) and estimates for full-year 2004. The information considered by the directors included operating profit margin information for the Manager’s investment company business alone (i.e., excluding results of its other businesses) and on a consolidated basis. The directors also reviewed the Manager’s profitability data and estimated profitability data for each Series. The directors reviewed with the Manager’s chief financial officer assumptions and methods of allocation used by the Manager in preparing series-specific profitability data. The Manager stated its belief that the methods of allocation used were reasonable, but it noted that there are limitations inherent in allocating costs to multiple individual advisory products served by an organization such as the Manager where each of the advisory products draws on, and benefits from, the research and other resources of the organization.

The directors recognized that it is difficult to make comparisons of profitabil-ity from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. In considering profitability information, the directors considered the effect of fall-out benefits on the Manager’s expenses, as well as the “revenue sharing” arrangements the Manager has entered into with certain entities that distribute shares of the Series. The directors focused on profitability of the Manager’s relationships with the Fund before taxes and distribution expenses. The directors recognized that the Manager should, in the abstract, be entitled to earn a reasonable level of profits for the services it provides to each Series and, based on their review, concluded that they were satisfied that the Manager’s level of profitability from its relationship with each Series was not excessive.

Fall-Out Benefits
The directors considered that the Manager benefits from soft dollar arrangements whereby it receives brokerage and research services from brokers that execute the Seligman Group of Funds’ purchases and sales of securities. The directors received and reviewed information concerning the Manager’s soft dollar arrangements, which included a description of the Manager’s policies with respect to allocating portfolio brokerage for brokerage and research services, series-by-series data for the twelve months ended September 30, 2004 on the dollar amount of commissions allocated for third-party research and brokerage services and for proprietary research and brokerage services, and a list of firms providing third-party research and brokerage to the Manager as of September 30, 2004.

The directors also considered that a broker-dealer affiliate of the Manager receives 12b-1 fees from the Series in respect of shares held in accounts for which there is no other broker of record, and that the Series’ distributor (another affiliate of the Manager) retains a portion of the 12b-1 fees from the Series and receives a portion of the sales charges on sales or redemptions of certain classes of shares.

The directors recognized that the Manager’s profitability would be somewhat lower if it did not receive research and brokerage services for soft dollars or if its affiliates did not receive the other benefits described above. The directors noted that the Manager derives reputational and other benefits from its association with the Fund.

Investment Results
In addition to the information received by the directors for the meeting, the directors receive detailed performance information for each Series at each regular Board meeting during the year. The directors reviewed information showing performance of each Series compared to other funds in the appropriate Lipper average and compared to a group of competitor funds selected by the Manager. The Manager explained that there was no appropriate benchmark index against which to compare each Series. The Manager explained that the comparative performance of several of the Series had been adversely affected in recent periods by the Manager’s decision to defensively position their portfolios in anticipation of rising interest rates, which did not rise as quickly as the Manager anticipated. The Manager also stated that the average quality of certain of the Fund’s holdings was higher than that of some of the funds in the relevant average and peer group, and that certain Series had a relatively high expense ratio, both factors that also adversely affected comparative performance. Lastly, the Manager noted that in some cases, competitor funds and funds in the Lipper averages benefited from waivers or reimbursements from their advisers, which had the effect of improving those funds’ results.

National Series. The directors compared the National Series’ performance to the Lipper General Municipal Debt Funds Average and to 13 competitor funds selected by the Manager. They noted that the National Series ranked above the median for its Lipper category in the one-year period and that its results were close to the Lipper average for 2003 and the most recent 10-month period. They also noted that the National Series’ results were slightly below the Lipper average and the competitor average for the five-year and three-year periods and below the competitor average for 2003 and the most recent 10-month period. The Manager explained that the National Series’ medium-term performance had been adversely affected by defensive positioning and that many of the funds in the Lipper average benefited from waivers or reimbursements. Based upon their review, the directors concluded that the National Series’ relative investment performance over time had been acceptable.

Colorado Series. The directors compared the Colorado Series’ performance to the Lipper Colorado Municipal Debt Funds Average and to 5 competitor funds selected by the Manager. They noted that the Colorado Series ranked above the median for its Lipper category in the one-, three- and five-year periods and that its results were above the Lipper average and the competitor average for the three-year and five-year periods. The Manager noted that the Colorado Series’ results were lowered somewhat by the Colorado Series’ relatively high expense ratio, which resulted principally from its small size (approximately $36 million). Based upon their review, the directors concluded that the Colorado Series’ relative investment performance over time had been satisfactory.

Georgia Series. The directors compared the Georgia Series’ performance to the Lipper Georgia Municipal Debt Funds Average and to 6 competitor funds selected by the Manager. The comparative information showed that the Georgia Series’ performance ranked above the Lipper median over the ten-year period, although it was below the median for the five-, three- and one-year periods by substantial and increasing amounts. The directors also noted that the Georgia Series’ results were above the Lipper average and the competitor average in 2003, but were below the Lipper average and the competitor average for the most recent ten-month period and for the three-year and five-year periods. The Manager explained that the Georgia Series’ performance in recent periods had been adversely affected by defensive positioning and that the supply of suitable municipal bonds in Georgia was limited. The directors were satisfied with the Manager’s explanation of the Georgia Series’ recent pronounced lag in performance and retained confidence in the portfolio manager’s ability to manage the Series.

64

Matters Relating to the Directors’ Consideration of the Continuance of the Management Agreement (continued)

Louisiana Series. The directors compared the Louisiana Series’ performance to the Lipper Louisiana Municipal Debt Funds Average and to 3 competitor funds selected by the Manager (constituting all the funds in the Lipper average other than the Series). The comparative information showed that the Louisiana Series’ Lipper ranking was at or near the median in the three-, five-and ten-year periods, and that its performance was close to the Lipper average for the three- and five-year periods. However, the directors noted that the Louisiana Series’ results were below the Lipper average and the competitor average in 2003 and for the most recent 10-month period, and that its Lipper ranking had declined somewhat in the one-year period. The Manager explained that the Louisiana Series’ relative performance in recent periods had been adversely affected by defensive positioning. Based upon their review, the directors concluded that the Louisiana Series’ relative investment performance over time had been acceptable.

Maryland Series. The directors compared the Maryland Series’ performance to the Lipper Maryland Municipal Debt Funds Average and to 8 competitor funds selected by the Manager. The comparative information showed that the Maryland Series’ Lipper ranking was consistently close to the median over all periods, that the Maryland Series’ investment results were essentially even with the Lipper average (although below the competitor average) over the three- and five-year periods, and that the Maryland Series’ results for the most recent ten-month period were above both the Lipper average and the competitor average. Based upon their review, the directors concluded that the Maryland Series’ relative investment performance over time had been satisfactory.

Massachusetts Series. The directors compared the Massachusetts Series’ performance to the Lipper Massachusetts Municipal Debt Funds Average and to 7 competitor funds selected by the Manager. The comparative information showed that the Massachusetts Series’ results were above both the Lipper average and the competitor average for the five-year period and above the Lipper average for the three-year period. The directors noted that the Massa-chusetts Series’ Lipper ranking was substantially above the median for the three-, five- and ten-year periods. The directors also noted that the Massa-chusetts Series’ results were below the Lipper average and the competitor average in the most recent ten-month period and that its Lipper ranking had declined to substantially below median for the one-year period. The Manager explained that the Massachusetts Series’ performance in recent periods had been adversely affected by defensive positioning. Based upon their review, the directors concluded that the Massachusetts Series’ relative investment performance over time had been satisfactory.

Michigan Series. The directors compared the Michigan Series’ performance to the Lipper Michigan Municipal Debt Funds Average and to 8 competitor funds selected by the Manager. The comparative information showed that the Michigan Series’ Lipper ranking was above the median over all periods. The directors also noted that the Michigan Series’ investment results were above and below the competitor average by varying amounts over different periods. Based upon their review, the directors concluded that the Michigan Series’ relative investment performance over time had been satisfactory.

Minnesota Series. The directors compared the Minnesota Series’ performance to the Lipper Minnesota Municipal Debt Funds Average and to 7 competitor funds selected by the Manager. The comparative information showed that the Minnesota Series’ results were above the Lipper average for the five-year period and in 2000 and 2001, although it lagged the Lipper average in other periods and the competitor average in most periods. The directors noted that the Minnesota Series’ Lipper ranking was above the median for the five-year period, although it was substantially below median in the other periods. The Manager explained that the Minnesota Series’ performance in recent periods had been adversely affected by defensive positioning. The Manager added that seven of the twelve other funds in the Lipper category benefited from waivers or reimbursements that improved their reported results. Based upon their review, the directors concluded that the Minnesota Series’ relative investment performance over time had been acceptable.

Missouri Series. The directors compared the Missouri Series’ performance to the Lipper Missouri Municipal Debt Funds Average and to 5 competitor funds selected by the Manager. The comparative information showed that the Missouri Series’ investment results were above the Lipper average and the competitor average for the five-year period. The directors also noted that the Missouri Series’ Lipper ranking was significantly above the median for the five-year and ten-year periods, although it had declined to somewhat below median for the one-year and three-year periods. Based upon their review, the directors concluded that the Missouri Series’ relative investment performance over time had been satisfactory.

New York Series. The directors compared the New York Series’ performance to the Lipper New York Municipal Debt Funds Average and to 12 competitor funds selected by the Manager. The comparative information showed that the New York Series’ investment results were above the Lipper average for the three- and five-year periods and above the competitor average for the five-year period, although they were somewhat below both benchmarks for the most recent ten-month period. The directors also noted that the New York Series’ Lipper ranking was above the median for the three-, five- and ten-year periods, although it was slightly below the median for the one-year period. Based upon their review, the directors concluded that the New York Series’ relative investment performance over time had been satisfactory.

Ohio Series. The directors compared the Ohio Series’ performance to the Lipper Ohio Municipal Debt Funds Average and to 6 competitor funds selected by the Manager. The comparative information showed that the Ohio Series’ investment results were above the Lipper average for the five-year period and for 2000, 2001 and 2002, although they lagged the competitor average in most periods and were somewhat below both benchmarks for the most recent ten-month period. The directors also noted that the Ohio Series’ Lipper ranking was at or near the median for the one-, three- and ten-year periods, and significantly above the median for the five-year period. Based upon their review, the directors concluded that the Ohio Series’ relative investment performance over time had been satisfactory.

Oregon Series. The directors compared the Oregon Series’ performance to the Lipper Oregon Municipal Debt Funds Average and to 4 competitor funds selected by the Manager. The comparative information showed that the Oregon Series’ investment results were above the Lipper average for the five-year and three-year periods and for the most recent ten-month period, although they lagged the competitor average in most periods. The directors also noted that the Oregon Series’ Lipper ranking was at or above the median for all periods and showed improvement in the one-year period. Based upon their review, the directors concluded that the Oregon Series’ relative investment performance over time had been satisfactory.

South Carolina Series. The directors compared the South Carolina Series’ performance to the Lipper South Carolina Municipal Debt Funds Average and to 2 competitor funds selected by the Manager (constituting all the funds in the Lipper average other than the South Carolina Series). The comparative information showed that the South Carolina Series’ investment results were above the Lipper average and the competitor average for the five-year and three-year periods, for 2003 and for the most recent ten-month period. The directors also noted that the South Carolina Series’ Lipper ranking was consistently well above the median over all periods. Based upon their review, the

65

Matters Relating to the Directors’ Consideration of the Continuance of the Management Agreement (continued)

directors concluded that the South Carolina Series’ relative investment performance over time had been highly satisfactory.

Management Fees and Other Expenses
The directors considered the management fee rate paid by each Series to the Manager, which is 0.50%. The directors noted that each Series’ management fee rate was less than both the average and the median for its peer group, except that, in the case of the National, New York and Oregon Series, the management fee rate was equal to that Series’ peer group median. The peer group for each Series consisted of all funds in its Lipper category, except in the case of the National Series and the New York Series. For the National Series, the peer group was limited to funds in its Lipper category having between $25 million and $1 billion, and for the New York Series to funds in its Lipper category having at least $5 million, of average net assets in their most recent fiscal year. The directors recognized that it is difficult to make comparisons of management fees because there are variations in the services that are included in the fees paid by other funds.

The directors also considered the total expense ratio of each Series in comparison to the fees and expenses of funds in each Series’ peer group. The directors recognized that the expense ratio information for the Series potentially reflected on the Manager’s provision of services, as the Manager is responsible for coordinating services provided to the Series by others. The Manager explained that the expense ratios of some peer group funds were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases were voluntary and perhaps temporary. In considering the expense ratios of the Series, the directors noted that the Series have elected to have shareholder services provided at cost by SDC and that the Manager provides senior management of SDC as part of the services covered by its management fees. SDC provides services exclusively to the investment companies in the Seligman Group of Funds, and the directors noted that the arrangement with SDC has provided the Series and their shareholders with a consistently high level of service.

The directors noted that the expense ratios of three Series (Massachusetts, Minnesota and South Carolina) were less than or equal to their peer group medians, and those of another six funds (National, Maryland, Michigan, Missouri, New York and Ohio) were only slightly higher than their peer group median. A further two funds with relatively low net assets (Georgia ($35 million) and Louisiana ($43 million)) had expense ratios somewhat higher than their peer group medians. In the case of the Louisiana Series, the directors noted that the expense ratio was the highest in its peer group, although not by a substantial amount. The Manager explained that the relatively high expense ratios of these two Series were principally a function of their small sizes. The directors concluded that the expense ratios of these eleven Series were satisfactory.

The comparative information showed that the Colorado Series’ expense ratio was among the highest in its peer group. The Manager explained that the Colorado Series’ small size (approximately $36 million) contributed to its relatively high expense ratio. The directors noted that a peer group fund of substantially larger size had the same expense ratio as the Colorado Series. The directors also noted that the peer group was relatively small, consisting of only six funds in addition to the Colorado Series, and that two peer group funds benefited from reimbursements by their advisers. Without those reimbursements, the Colorado Series’ expense ratio would have equaled the median for the peer group. On the basis of this review, the directors concluded that the Colorado Series’ expense ratio was acceptable.

The comparative information showed that the Oregon Series’ expense ratio was the second highest in its peer group. The directors noted that the peer group was relatively small, consisting of only six funds in addition to the Oregon Series, and that three peer group funds benefited from reimbursements by their advisers. Without those reimbursements, the Oregon Series’ expense ratio would have equaled the median for the peer group. On the basis of this review, the directors concluded that the Oregon Series’ expense ratio was acceptable.

Economies of Scale
The directors noted that the management fee schedules for the Series do not contain breakpoints that reduce the fee rate on assets above specified levels. The directors recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale with some funds that have substantial assets or that may grow materially over the next year. However, they also recognized that there is no direct relationship between the economies of scale realized by funds and those realized by the Manager as assets increase, largely because economies of scale are realized (if at all) by the Manager across a variety of products and services, and not only in respect of a single fund. The directors do not believe there is a uniform methodology for establishing breakpoints that give effect to Series-specific services provided by the Manager and to the economies of scale that the Manager may realize in its overall mutual fund business or those components of it which directly or indirectly affect the Fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age and size of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by comparable funds. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the absence of breakpoints in each Series’ fee rate schedule was acceptable under each Series’ circumstances.

66

Board of Directors

Robert B. Catell 2, 3

•	Chairman, Chief Executive Officer and Director,
KeySpan Corporation

John R. Galvin 1, 3

•	Dean Emeritus,
Fletcher School of Law and Diplomacy at Tufts University

Alice S. Ilchman 2, 3

•	President Emerita, Sarah Lawrence College
•	Director, Jeannette K. Watson Summer Fellowship
•	Trustee, Committee for Economic Development

Frank A. McPherson 2, 3

•	Retired Chairman of the Board and Chief Executive
Officer, Kerr-McGee Corporation
•	Director, ConocoPhillips
•	Director, Integris Health

John E. Merow* 1, 3

•	Retired Chairman and Senior Partner,
Sullivan & Cromwell LLP
•	Director, Aleris International
•	Trustee, New York-Presbyterian Hospital

Betsy S. Michel 1, 3

•	Trustee, The Geraldine R. Dodge Foundation

William C. Morris

•	Chairman, J. & W. Seligman & Co. Incorporated
•	Chairman, Carbo Ceramics Inc.

Leroy C. Richie 1, 3

•	Chairman and Chief Executive Officer,
Q Standards Worldwide, Inc.
•	Director, Kerr-McGee Corporation

Robert L. Shafer 2, 3

•	Ambassador and Permanent Observer of the Sovereign and
Military Order of Malta to the United Nations

James N. Whitson 1, 3

•	Retired Executive Vice President and Chief Operating Officer,
Sammons Enterprises, Inc.
•	Director, CommScope, Inc.

Brian T. Zino

•	Director and President,
J. & W. Seligman & Co. Incorporated
•	Chairman, Seligman Data Corp.
•	Director, ICI Mutual Insurance Company
•	Member of the Board of Governors,
Investment Company Institute

* Retired May 19, 2005.
Member:	1	Audit Committee
	2	Director Nominating Committee
	3	Board Operations Committee

Executive Officers

William C. Morris

Chairman

Brian T. Zino

President and Chief Executive Officer

Eileen A. Comerford

Vice President

Eleanor T.M. Hoagland

Vice President and Chief Compliance Officer

Thomas G. Moles

Vice President

Thomas G. Rose

Vice President

Lawrence P. Vogel

Vice President and Treasurer

Frank J. Nasta

Secretary

67

For More Information

Important Telephone Numbers
(800) 221-2450	Shareholder Services

(800) 445-1777	Retirement Plan Services

(212) 682-7600	Outside the United States

(800) 622-4597	24-Hour Automated Telephone Access Service

Quarterly Schedule of Investments

A complete schedule of portfolio holdings owned by the Fund will be filed with the SEC for the first and third quarters of each fiscal year on Form N-Q, and will be available to shareholders (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US or (ii) on the SEC’s website at www.sec.gov. In addition, the Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Certain of the information contained on the Fund’s Form N-Q is also made available to shareholders on Seligman’s website at www.seligman.com.[1]

Proxy Voting

A description of the policies and procedures used by the Fund to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended September 30 is available  (i) without charge, upon request, by calling toll-free  (800) 221-2450 in the US or collect (212) 682-7600 outside the US and (ii) with respect to how the Fund voted proxies, on the SEC’s website at www.sec.gov.

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of Capital Stock of each Series of Seligman Municipal Fund Series, Inc., which contains information about the sales charges, management fee, and other costs. Please read the prospectus carefully before investing or sending money.

1

The reference  to  Seligman’s website is an inactive textual reference and information contained in or otherwise accessible through Seligman’s website does not form a  part of this report or the Fund’s prospectus.

TEA3 3/05

ITEM  2. CODE OF ETHICS.
                     Not applicable.

ITEM  3. AUDIT COMMITTEE FINANCIAL EXPERT.
                    Not applicable.

ITEM  4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
                    Not applicable.

ITEM  5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
                    Not applicable.

ITEM  6. SCHEDULE OF INVESTMENTS.
                    Included in Item 1 above.

ITEM  7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
                    Not applicable.

ITEM  8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
                    Not applicable.

ITEM  9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
                    Not applicable.

ITEM  10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
                    Not applicable.

ITEM  11. CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM  12. EXHIBITS.

(a)(1)	Not applicable.
(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certifications of chief executive officer and chief financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN MUNICIPAL FUND SERIES, INC.

By:	/S/ BRIAN T. ZINO Brian T. Zino President and Chief Executive Officer

Date:	June 3, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:	June 3, 2005

By:	/S/ LAWRENCE P. VOGEL Lawrence P. Vogel Vice President, Treasurer and Chief Financial Officer

Date:	June 3, 2005

Seligman Municipal Fund Series, INC.

EXHIBIT INDEX

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)	Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.